                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-04297

                                 VANECK FUNDS
               (Exact name of registrant as specified in charter)

                      666 Third Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                      666 Third Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  DECEMBER 31

Date of reporting period: JUNE 30, 2016

ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT June 30, 2016 (unaudited)

VanEck Funds

CM Commodity Index Fund

800.826.2333	vaneck.com

The information contained in this shareholder letter represents the personal opinions of the investment team members and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment team members are as of June 30, 2016.

CM COMMODITY INDEX FUND

(unaudited)

Dear Shareholder:

The CM Commodity Index Fund (the “Fund”) returned 12.53% (Class A shares, excluding sales charge) for the six months ended June 30, 2016. The Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index (CMC Index).1 Unlike traditional indices, which tend to provide exposure only to short-term futures contracts, the CMC Index, with its constant maturity approach, spreads its exposure across multiple maturities. By doing so, the CMC Index seeks to reduce the adverse effects of negative roll which can cause performance lag in traditional indices.

The CMC Index returned just under 13.25% during the six-month period.2 The Fund and the CMC Index both outperformed the S&P® GSCI Index (SPGSCI),3 which gained 9.86%. The CMC Index slightly underperformed the Bloomberg Commodity Index (BCOM),4 which also gained 13.25%.

Market Overview

Strong performance left the CMC Index with a 25% gain from its first quarter lows in late January. This is a strong indication both that a new bull market in commodities has begun and that the first quarter of 2016 marked the low of this commodity cycle. Production cutbacks combined with steady demand continued the process of rebalancing markets and improving investor sentiment.

During the first half of 2016, the U.S. Federal Reserve (the “Fed”) shifted between hawkish and dovish signals as the U.S. economic releases remained choppy. The uncertain outlook for both the U.S. economy and the global economy kept the U.S. dollar mostly lower, but volatile, as the outlook for Fed policy shifted several times.

As the first half of 2016 came to an end, the vote by the British populace to exit the European Union (Brexit) shook markets. Expectations for any Fed rate increases were priced out of the market for the rest of 2016 and possibly 2017. With the Fed likely on hold, the U.S. dollar should remain range-bound5 with some downside risk providing support for commodities though the end of the year.

Brexit led to some volatile markets, but commodities markets remained relatively steady as strength in the gold market offset weakness in other sectors. When financial markets settle, commodity markets will continue the process of rebalancing and commodity indexes should continue to strengthen.

1

CM COMMODITY INDEX FUND

(unaudited) (continued)

For the six-month period, all sectors in the CMC Index were up, several significantly. Precious metals was the strongest sector, followed by agriculture and energy. All commodity components of the CMC Index except five (corn, cocoa, wheat, lead, and live cattle) rose during the period under review. Soybean meal was the best performing individual commodity component of the CMC Index with a gain of 48.92% during the first six months of 2016.

From a sector performance perspective, the CMC Index outperformed both BCOM and SPGSCI in the energy, agriculture, and livestock sectors. The only sector in which the CMC Index underperformed both peer indices was the industrial metals sector, while in the precious metals sector it underperformed BCOM but outperformed SPGSCI.

January 1 - June 30, 2016 Index Sector Performances

	CMC Index	BCOM	SPGSCI
Energy	13.73%	9.14%	11.67%
Industrial Metals	6.95%	8.54%	7.33%
Precious Metals	26.89%	27.09%	25.40%
Agriculture	16.83%	13.47%	6.85%
Livestock	0.17%	-0.72%	-3.39%

Source: Bloomberg. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. The performance shown for the indices does not reflect fees and charges, which are assessed with the purchase and ownership of the Fund. Indices are not securities in which investments can be made.

During the six-month period, the Fund continued to utilize commodity index-linked swaps as a sole and effective means of gaining exposure to the CMC Index. While there are costs associated with the use of swaps, we continue to believe it is the most effective way of replicating the CMC Index’s commodity exposures and weights.

Fund Review — Performance Drivers

Fund performance for the six-month period was derived primarily from swap contracts on the CMC Index. Contracts outstanding as of June 30, 2016 are presented in the Fund’s Consolidated Schedule of Investments.

Of the five sectors represented in the CMC Index, the precious metals sector was the best performer, up 26.89% over the six-month period, with silver being the best performing commodity component within the sector. Within the agriculture sector (+16.83%), soybean meal was the best performing commodity component and wheat was the worst. While

2

each individual commodity component in the energy sector (+13.73%) performed positively, gas oil was the best performer and RBOB6 gasoline was the worst.

Two remaining sectors also contributed positively to overall performance during the six-month period. Industrial metals returned 6.95%, with zinc the best performing commodity component within the sector. Within the livestock sector (+0.17%) live cattle was the worst performing commodity component.

Fund Review — Roll Yield

The CMC Index roll yield7 outperformed both the BCOM and SPGSCI in the energy, agricultural, and livestock sectors. The livestock sector provided the CMC Index with the only positive roll yield of any index in any sector over the six-month period. All three indices suffered from mild negative roll yields in both the precious metals and industrial metals sectors. The CMC Index suffered worse than both other indices in the precious metals sector, but only worse than SPGSCI in industrial metals sector.

From 12/31/2015	To 06/30/2016	Composite	Energy	Industrial Metals	Precious Metals	Agriculture	Livestock
ROLL YIELD	CMC Index	-2.43%	-5.26%	-0.57%	-0.43%	-1.53%	7.55%
ROLL YIELD	BCOM	-5.46%	-14.15%	-0.97%	-0.41%	-2.15%	-4.61%
ROLL YIELD	SPGSCI	-8.59%	-14.24%	-0.45%	-0.35%	-2.54%	-1.75%

Source: VanEck, Bloomberg. Past performance is not guarantee of future results; current performance may be lower or higher that the performance data quoted. Index performance is not illustrative of fund performance. Investors cannot invest directly in an index.

Commodities are assets that have tangible properties, such as oil, metals, and agriculture. Commodities and commodity-linked derivatives may be affected by overall market movements and other factors that affect the value of a particular industry or commodity such as weather, disease, embargoes or political or regulatory developments. The value of a commodity-linked derivative is generally based on price movements of a commodity, a commodity futures contract, a commodity index or other economic variables based on the commodity markets. Derivatives use leverage, which may exaggerate a loss. The Fund is subject to the risks associated with its investments in commodity-linked derivatives, risks of investing in a wholly owned subsidiary, risk of tracking error, risks of aggressive investment techniques, leverage risk, derivatives risks, regulatory risks, counterparty risks, non-diversification risk, credit risk,

3

CM COMMODITY INDEX FUND

(unaudited) (continued)

concentration risk and market risk. The use of commodity-linked derivatives entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative’s cost. At any time, the risk of loss of any individual security held by the Fund could be significantly high. Investment in commodity markets may not be suitable for all investors. The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities. For a description of these and other risk considerations, please refer to the Fund’s prospectus and summary prospectus, which should be read carefully before you invest.

We appreciate your participation in the CM Commodity Index Fund, and we look forward to helping you meet your investment goals in the future.

Roland Morris, Jr. Portfolio Manager July 19, 2016	Gregory F. Krenzer Deputy Portfolio Manager

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

4

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

1	UBS Bloomberg Constant Maturity Commodity Total Return Index (CMC Index) is a rules-based, composite benchmark index diversified across 27 commodities futures contracts from within five sectors. The CMC Index is comprised of futures contracts with maturities ranging from around three months to over three years for each commodity, depending on liquidity.

2	The Fund is passively managed and may not hold each CMC Index component in the same weighting as the CMC Index and is subject to certain expenses that the CMC Index is not. The Fund thus may not exactly replicate the performance of the CMC Index.

3	The S&P GSCI is the first major investable commodity index. It is broad-based and production weighted to represent the global commodity market beta. The index is designed to be investable by including the most liquid commodity futures, and provides diversification with low correlations to other asset classes.

4	Bloomberg Commodity Index (BCOM) is composed of futures contracts on 22 physical commodities covering five sectors, specifically energy, agriculture, precious metals, industrial metals, and livestock.

5	When a market, or the value of a particular stock, bond, commodity or currency, moves within a relatively tight range for a certain period of time.

6	Reformulated Gasoline Blendstock for Oxygen Blending (RBOB), the term given to unleaded gas futures.

7	Roll yield is the amount of return generated during periods of backwardation, while negative roll yield refers to the amount of return lost during periods of contango. Roll yield is calculated as equal to [(1+Excess Return)/(1+Spot Return)] - 1.
5

CM COMMODITY INDEX FUND

PERFORMANCE COMPARISON

June 30, 2016 (unaudited)

Average Annual	Class A-CMCAX	Class A-CMCAX
Total Return†	After Max	Before
06/30/2016	Sales Charge[1]	Sales Charge	CMC Index
Six Months	6.00%	12.53%	13.25%
One Year	(18.08)%	(13.07)%	(11.87)%
Five Year	(11.82)%	(10.78)%	(9.52)%
Life* (annualized)	(10.46)%	(9.49)%	(8.21)%
Life* (cumulative)	(45.50)%	(42.19)%	(37.56)%

Average Annual	Class I-COMIX	Class I-COMIX
Total Return†	After Max	Before
06/30/2016	Sales Charge[2]	Sales Charge	CMC Index
Six Months	n/a	12.53%	13.25%
One Year	n/a	(12.88)%	(11.87)%
Five Year	n/a	(10.51)%	(9.52)%
Life* (annualized)	n/a	(9.20)%	(8.21)%
Life* (cumulative)	n/a	(41.18)%	(37.56)%

Average Annual	Class Y-CMCYX	Class Y-CMCYX
Total Return†	After Max	Before
06/30/2016	Sales Charge[3]	Sales Charge	CMC Index
Six Months	n/a	12.55%	13.25%
One Year	n/a	(12.75)%	(11.87)%
Five Year	n/a	(10.54)%	(9.52)%
Life* (annualized)	n/a	(9.24)%	(8.21)%
Life* (cumulative)	n/a	(41.29)%	(37.56)%

†	Returns less than one year are not annualized
*	since 12/31/10

The performance quoted represents past performance. Past performance is not guarantee of future results; current performance may be lower or higher than the performance data quoted

6

Inception date for the CM Commodity Index Fund was 12/31/10 (Class A, Class I and Class Y).

The performance quoted represents past performance. Past performance is no guarantee of future results; current performance may be lower or higher than the performance data quoted. Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Index returns assume that dividends of the Index constituents in the Index have been reinvested. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting vaneck.com.

[1]	A Shares: maximum sales charge is 5.75%
Gross Expense Ratio 1.22% / Net Expense Ratio 0.95%

[2]	I shares: no sales or redemption charges
Gross Expense Ratio 0.86% / Net Expense Ratio 0.65%

[3]	Y shares: no sales or redemption charges
Gross Expense Ratio 0.86% / Net Expense Ratio 0.70%

Van Eck Absolute Return Advisers Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 0.95% for Class A, 0.65% for Class I, and 0.70% for Class Y of the Fund’s average daily net assets per year until May 1, 2017. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

The UBS Bloomberg Constant Maturity Commodity Total Return Index (CMC Index) is a rules based, composite benchmark index representing a basket of commodities futures contracts with 27 components, diversified across 24 underlying commodities from the following sectors: energy, precious metals, industrial metals, agriculture, and livestock.

7

CM COMMODITY INDEX FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2016 to June 30, 2016.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

					Expenses Paid
			Ending		During the Period*
		Beginning	Account Value	Annualized	January 1, 2016 -
		Account Value	June 30,	Expense Ratio	June 30,
		January 1, 2016	2016	During Period	2016
CM Commodity Index Fund
Class A	Actual	$1,000.00	$1,125.30	0.95%	$5.02
	Hypothetical**	$1,000.00	$1,020.14	0.95%	$4.77
Class I	Actual	$1,000.00	$1,125.30	0.65%	$3.43
	Hypothetical**	$1,000.00	$1,021.63	0.65%	$3.27
Class Y	Actual	$1,000.00	$1,125.50	0.70%	$3.70
	Hypothetical**	$1,000.00	$1,021.38	0.70%	$3.52

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2016), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
9

CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2016 (unaudited)

Principal Amount		Value

SHORT-TERM INVESTMENTS: 98.5%

United States Treasury Obligations: 95.1%
	United States Treasury Bills
$30,000,000	0.01%, 07/21/16 (a)	$29,995,766
30,000,000	0.01%, 09/08/16 (a)	29,988,330
30,000,000	0.19%, 08/04/16	29,994,333
17,000,000	0.20%, 07/14/16 (a)	16,998,773
13,000,000	0.22%, 07/28/16 (a)	12,997,904
50,000,000	0.23%, 09/22/16 (a)	49,972,200
50,000,000	0.24%, 09/01/16 (a)	49,980,000
6,000,000	0.24%, 08/25/16 (a)	5,997,777
30,000,000	0.25%, 08/11/16 (a)	29,991,595
		255,916,678
Number of Shares		Value

Money Market Fund: 3.4%
9,288,560	AIM Treasury Portfolio - Institutional Class	$9,288,560

Total Short-term Investments (Cost: $265,203,871)		265,205,238
Other assets less liabilities: 1.5%		3,976,862
NET ASSETS: 100.0%		$269,182,100

Total Return Swap Contracts—As of June 30, 2016, the Fund had an outstanding swap contract with the following terms:

Long Exposure

			Rate paid		% of
Counter-	Referenced	Notional	by the	Termination	Net	Unrealized
party	Obligation	Amount	Fund (b)	Date	Assets	Appreciation
UBS Bloomberg Constant Maturity Commodity Index
UBS AG	Total Return	$265,492,000	0.70%	07/13/16	0.78%	$2,084,183

(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $51,982,938.

(b)	The rate shown reflects the rate in effect at the end of the reporting period: 0.43% + rate of the 3 Month T-Bill.

See Notes to Consolidated Financial Statements

10

Summary of Investments by Sector (unaudited)	% of Investments	Value
Government	96.5%	$255,916,678
Money Market Fund	3.5	9,288,560
	100.0%	$265,205,238

The summary of inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Money Market Fund	$9,288,560	$—	$—	$9,288,560
United States Treasury Obligations	—	255,916,678	—	255,916,678

Total	$9,288,560	$255,916,678	$—	$265,205,238
Other Financial Instruments:
Swap Contract	$—	$2,084,183	$—	$2,084,183

There were no transfers between levels during the period ended June 30, 2016.

See Notes to Consolidated Financial Statements

11

CM COMMODITY INDEX FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (unaudited)

Assets:
Investments, at value (Cost: $265,203,871)	$265,205,238
Total return swap contracts, at value	2,084,183
Receivables:
Shares of beneficial interest sold	2,604,296
Dividends and interest	2,269
Prepaid expenses	687
Total assets	269,896,673
Liabilities:
Payables:
Shares of beneficial interest redeemed	465,314
Due to Adviser	125,601
Due to Distributor	5,304
Deferred Trustee fees	79,481
Accrued expenses	38,873
Total liabilities	714,573
NET ASSETS	$269,182,100
Class A Shares:
Net Assets	$26,364,833
Shares of beneficial interest outstanding	5,149,233
Net asset value and redemption price per share	$5.12
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$5.43
Class I Shares:
Net Assets	$126,287,630
Shares of beneficial interest outstanding	24,249,262
Net asset value, offering and redemption price per share	$5.21
Class Y Shares:
Net Assets	$116,529,637
Shares of beneficial interest outstanding	22,421,389
Net asset value, offering and redemption price per share	$5.20
Net Assets consist of:
Aggregate paid in capital	$246,505,436
Net unrealized appreciation	2,085,550
Accumulated net investments loss	(2,011,694)
Accumulated net realized gain	22,602,808
$269,182,100

See Notes to Consolidated Financial Statements

12

CM COMMODITY INDEX FUND

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (unaudited)

Income:
Dividends	$15,574
Interest	251,221
Foreign taxes withheld	(207)
Total income	266,588
Expenses:
Management fees	871,444
Distribution fees - Class A	32,002
Transfer agent fees - Class A	14,398
Transfer agent fees - Class I	18,166
Transfer agent fees - Class Y	20,840
Custodian fees	3,459
Professional fees	22,115
Registration fees - Class A	5,926
Registration fees - Class I	6,182
Registration fees - Class Y	3,459
Reports to shareholders	15,543
Insurance	7,922
Trustees’ fees and expenses	21,366
Interest	42
Other	2,144
Total expenses	1,045,008
Waiver of management fees	(227,145)
Net expenses	817,863
Net investment loss	(551,275)
Net realized gain on:
Investments sold	176
Swap contracts	22,603,653
Net realized gain	22,603,829
Net change in unrealized appreciation (depreciation) on:
Investments	1,101
Swap contracts	7,383,026
Net change in unrealized appreciation (depreciation)	7,384,127
Net Increase in Net Assets Resulting from Operations	$29,436,681

See Notes to Consolidated Financial Statements

13

CM COMMODITY INDEX FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
	(unaudited)
Operations:
Net investment loss	$(551,275)	$(1,472,446)
Net realized gain (loss)	22,603,829	(72,842,551)
Net change in unrealized appreciation (depreciation)	7,384,127	13,565,140
Net increase (decrease) in net assets resulting from operations	29,436,681	(60,749,857)
Share transactions:
Proceeds from sale of shares
Class A Shares	7,067,290	28,660,460
Class I Shares	27,388,717	82,218,008
Class Y Shares	36,852,318	90,655,833
	71,308,325	201,534,301
Cost of shares redeemed
Class A Shares	(12,244,846)	(24,104,255)
Class I Shares	(22,542,507)	(104,784,959)
Class Y Shares	(16,337,196)	(44,775,284)
	(51,124,549)	(173,664,498)
Net increase in net assets resulting from share transactions	20,183,776	27,869,803
Total increase (decrease) in net assets	49,620,457	(32,880,054)
Net Assets:
Beginning of period	219,561,643	252,441,697
End of period #	$269,182,100	$219,561,643
# Including accumulated net investment loss	$(2,011,694)	$(1,460,419)

See Notes to Consolidated Financial Statements

14

CM COMMODITY INDEX FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the Six Months Ended June 30,		Year Ended December 31,
	2016		2015		2014	2013		2012		2011(a)
	(unaudited)
Net asset value, beginning of period	$ 4.55		$ 6.09		$ 7.59	$ 8.26		$ 8.16		$ 8.88
Income from investment operations:
Net investment loss		(0.02)	(0.05	)(c)	(0.13)		(0.05)	(0.06)		(0.08	)(c)
Net realized and unrealized gain (loss) on investments	0.59		(1.49)		(1.37)		(0.60)	0.12			(0.68)
Payment from Adviser	—		—	(d)	—	—	(d)(e)	0.04	(f)	0.04	(g)
Total from investment operations	0.57		(1.54)		(1.50)		(0.65)	0.10			(0.72)
Less distributions
Net investment income	—		—		—		(0.02)	—		—
Net asset value, end of period	$ 5.12		$ 4.55		$ 6.09	$ 7.59		$ 8.26		$ 8.16
Total return (b)	12.53	%(h)	(25.29)%		(19.76)%	(7.87	)%(e)	1.23	%(f)	(8.11	)%(g)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$26,365		$28,678		$32,484	$69,026		$53,628		$36,031
Ratio of gross expenses to average net assets	1.22	%(i)	1.25%		1.28%		1.31%	1.39%			1.66%
Ratio of net expenses to average net assets	0.95	%(i)	0.95%		0.95%		0.95%	0.95%			0.96%
Ratio of net expenses, excluding interest expense, to average net assets	0.95	%(i)	0.95%		0.95%		0.95%	0.95%			0.95%
Ratio of net investment loss to average net assets	(0.72	)%(i)	(0.92)%		(0.89)%		(0.87)%	(0.86)%			(0.91)%
Portfolio turnover rate	0	%(h)	0%		0%		0%	0%			0%
(a)	Inception date of the Fund was December 31, 2010.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Calculated based upon average shares outstanding.
(d)	Amount represents less than $0.005 per share.
(e)	For the year ended December 31, 2013, 0.01% of the Class A total return, representing $0.001 per share for Class A, consisted of a payment by the Adviser. (See Note 3).
(f)	For the year ended December 31, 2012, 0.49% of the Class A total return, representing $0.04 per share for Class A, consisted of a payment by the Adviser. (See Note 3).
(g)	For the year ended December 31, 2011, 0.49% of the Class A total return, representing $0.04 per share for Class A, consisted of a payment by the Adviser. (See Note 3).
(h)	Not annualized.
(i)	Annualized.

See Notes to Consolidated Financial Statements

15

CM COMMODITY INDEX FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Six Months Ended June 30,		Year Ended December 31,
	2016		2015		2014	2013		2012		2011(a)
	(unaudited)
Net asset value, beginning of period	$ 4.63		$ 6.16		$ 7.67	$ 8.32		$ 8.19		$ 8.88
Income from investment operations:
Net investment loss		(0.01)	(0.03	)(c)	(0.02)	—		(0.04)		(0.05	)(c)
Net realized and unrealized gain (loss) on investments	0.59		(1.50)		(1.49)		(0.63)	0.13			(0.68)
Payment from Adviser	—		—		—	—	(d)(e)	0.04	(f)	0.04	(g)
Total from investment operations	0.58		(1.53)		(1.51)		(0.63)	0.13			(0.69)
Less distributions
Net investment income	—		—		—		(0.02)	—		—
Net asset value, end of period	$ 5.21		$ 4.63		$ 6.16	$ 7.67		$ 8.32		$ 8.19
Total return (b)	12.53	%(h)	(24.84)%		(19.69)%	(7.57	)%(e)	1.59	%(f)	(7.77	)%(g)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$126,288		$107,459		$173,829	$130,176		$56,868		$11,245
Ratio of gross expenses to average net assets	0.86	%(i)	0.90%		0.85%		0.95%	1.01%			1.71%
Ratio of net expenses to average net assets	0.65	%(i)	0.65%		0.65%		0.65%	0.65%			0.65%
Ratio of net expenses, excluding interest expense, to average net assets	0.65	%(i)	0.65%		0.65%		0.65%	0.65%			0.65%
Ratio of net investment loss to average net assets	(0.42	)%(i)	(0.62)%		(0.60)%		(0.57)%	(0.56)%			(0.61)%
Portfolio turnover rate	0	%(h)	0%		0%		0%	0%			0%
(a)	Inception date of the Fund was December 31, 2010.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Calculated based upon average shares outstanding.
(d)	Amount represents less than $0.005 per share.
(e)	For the year ended December 31, 2013, 0.01% of the Class I total return, representing $0.001 per share for Class I, consisted of a payment by the Adviser. (See Note 3).
(f)	For the year ended December 31, 2012, 0.49% of the Class I total return, representing $0.04 per share for Class I, consisted of a payment by the Adviser. (See Note 3).
(g)	For the year ended December 31, 2011, 0.49% of the Class I total return, representing $0.04 per share for Class I, consisted of a payment by the Adviser. (See Note 3).
(h)	Not annualized.
(i)	Annualized.

See Notes to Consolidated Financial Statements

16

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the Six Months Ended June 30,		Year Ended December 31,
	2016		2015		2014	2013		2012		2011(a)
	(unaudited)
Net asset value, beginning of period	$ 4.62		$ 6.15		$ 7.66	$ 8.31		$ 8.18		$ 8.88
Income from investment operations:
Net investment loss		(0.01)	(0.04	)(c)	(0.06)		(0.03)	(0.03)		(0.06	)(c)
Net realized and unrealized gain (loss) on investments	0.59		(1.49)		(1.45)		(0.60)	0.12			(0.69)
Payment from Adviser	—		—		—	—	(d)(e)	0.04	(f)	0.05	(g)
Total from investment operations	0.58		(1.53)		(1.51)		(0.63)	0.13			(0.70)
Less dividends and distributions from:
Net investment income	—		—		—		(0.02)	—		—
Net asset value, end of period	$ 5.20		$ 4.62		$ 6.15	$ 7.66		$ 8.31		$ 8.18
Total return (b)	12.55	%(h)	(24.88)%		(19.71)%	(7.58	)%(e)	1.59	%(f)	(7.88	)%(g)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$116,530		$83,425		$46,129	$56,248		$29,760		$7,448
Ratio of gross expenses to average net assets	0.86	%(i)	1.00%		1.00%		1.07%	1.30%			1.56%
Ratio of net expenses to average net assets	0.70	%(i)	0.70%		0.70%		0.70%	0.70%			0.70%
Ratio of net expenses, excluding interest expense, to average net assets	0.70	%(i)	0.70%		0.70%		0.70%	0.70%			0.70%
Ratio of net investment loss to average net assets	(0.47	)%(i)	(0.67)%		(0.65)%		(0.62)%	(0.60)%			(0.66)%
Portfolio turnover rate	0	%(h)	0%		0%		0%	0%			0%
(a)	Inception date of the Fund was December 31, 2010.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Calculated based upon weighted average shares outstanding.
(d)	Amount represents less than $0.005 per share.
(e)	For the year ended December 31, 2013, 0.01% of Class Y total return, representing $0.001 per share, consisted of a payment by the Adviser (See Note 3).
(f)	For the year ended December 31, 2012, 0.49% of Class Y total return, representing $0.04 per share, consisted of a payment by the Adviser (See Note 3).
(g)	For the year ended December 31, 2011, 0.61% of Class Y total return, representing $0.05 per share, consisted of a payment by the Adviser (See Note 3).
(h)	Not annualized.
(i)	Annualized.

See Notes to Consolidated Financial Statements

17

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2016 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) (formerly known as Van Eck Funds) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The CM Commodity Index Fund (the “Fund”) is a diversified series of the Trust and seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index. The Fund may effect certain investments through the Commodities Series Fund I Subsidiary (the “Subsidiary”), a wholly-owned subsidiary. The Fund offers three classes of shares: Class A, I and Y Shares. Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge. The Van Eck Absolute Return Advisers Corporation (the “Adviser”) is the investment adviser to the Fund and its Subsidiary.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund value its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity
18

are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Consolidated Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.
19

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Consolidated Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Consolidated Schedule of Investments.

B.	Basis for Consolidation—The Commodities Series Fund I Subsidiary, a Cayman Islands exempted company, was incorporated on June 26, 2009. Consolidated financial statement of the Fund, present the financial position and results of operations of the Fund and its wholly-owned Subsidiary. All interfund account balances and transactions between parent and subsidiary have been eliminated in consolidation. As of June 30, 2016, the VanEck CM Commodity Index Fund held $54,086,044 in its Subsidiary, representing 20% of the Fund’s net assets.

C.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The wholly owned subsidiary of the Fund is classified as controlled foreign corporations (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly owned CFC, its net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund investment company taxable income. Net losses of the CFC cannot be deducted by the Fund in the current year nor carried forward to offset taxable income in future years.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the
20

securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Consolidated Schedule of Investments.

F.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Consolidated Schedule of Investments.

At June 30, 2016, the Fund held the following derivatives (not designated as hedging instruments under GAAP):

Asset Derivatives

Commodities Futures Risk

Swap contracts[1]	$2,084,183

1	Statement of Assets and Liabilities location: Total return swap contracts, at value
21

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

The impact of transactions in derivative instruments, during the period ended June 30, 2016, were as follows:

Commodities Futures Risk
Realized gain (loss):
Swap contracts[1]	$22,603,653

Net change in unrealized appreciation:
Swap contracts[2]	7,383,026

1	Statement of Operations location: Net realized gain (loss) on swap contracts
2	Statement of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts

Total Return Swaps—The Fund may enter into total return swaps in order take a “long” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. Documentation governing the Fund’s swap transactions may contain provisions for early termination of a swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the swap and require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. The total return swap position held by the Fund at June 30, 2016 is reflected in the Fund’s Consolidated Schedule of Investments. The average monthly notional amount was $236,091,429 during the period ended June 30, 2016.

G.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting agreements or other similar agreements. Generally, the right of setoff in those agreements allows the Fund to set off any exposure to a specific counterparty with any collateral received from or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments.

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statement of Assets and Liabilities, subject to master netting agreement or similar agreements, as well as financial collateral received or pledged (including cash collateral) as
22

of June 30, 2016. Refer to the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities for collateral received or pledged as of June 30, 2016.

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments and Collateral Pledged	Net Amount

Total return swap contracts	$2,084,183	$—	$2,084,183	$2,084,183	$—

H.	Other—Security transactions are accounted for on trade date. Realized gains and losses are calculated on the specific identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Income, expenses (excluding class-specific expenses), realized and unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the investment adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has agreed, through May 1, 2017, to voluntarily waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, interest and dividend payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

23

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

The current expense limitations and the amounts waived by the Adviser for the period ended June 30, 2016, are as follows:

	Expense Limitation	Waiver of Management Fees
Class A	0.95%	$34,812
Class I	0.65	115,218
Class Y	0.70	77,115

The Adviser agreed to reimburse the Fund through January 14, 2013 for certain swap trading costs as follows:

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
CM Commodity Index Fund	$24,470	$519,638	$161,543

The total return impact of the reimbursement to the Fund and per share amounts are reflected in the Financial Highlights.

For the period ended June 30, 2016, Van Eck Securities Corporation (the “Distributor”), and affiliate of the Adviser, received a total of $898 in sales loads relating to the sale of shares of the Fund, of which $792 was reallowed to broker/dealers and the remaining $106 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

Note 4—Investments—During the period ended June 30, 2016, the Fund had no purchases and sales of investments, other than U.S. government securities and short-term obligations.

Note 5—Income Taxes—For Federal income tax purposes, the identified cost of investments owned at June 30, 2016 was $238,693,165 and net unrealized appreciation aggregated to $28,532,916 of which $29,914,266 related to appreciated securities and $1,381,350 related to depreciated securities.

During the year ended December 31, 2015 the Fund had no dividends and distributions.

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2015, the Fund had post-effective, no expiration, short-term capital loss carryforwards of $1,021 available to offset future capital gains.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions,

24

and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s consolidated financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Consolidated Statement of Operations. During the period ended June 30, 2016, the Fund did not incur any interest or penalties.

Note 6—Concentration of Risk—The Fund may invest in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets. The use of derivatives, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivative instruments can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and economic events and regulatory developments. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities.

Swap agreements entered into by the Fund may be considered less liquid than other securities and may be with a limited number of issuers which could result in greater counterparty risk. Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Fund.

Note 7—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts and payments to the Distributor, for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares.

25

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):

	Six Months Ended	Year Ended
	June 30, 2016	December 31, 2015
	(unaudited)
Class A
Shares sold	1,489,465	5,553,439
Shares redeemed	(2,638,607)	(4,592,928)
Net increase (decrease)	(1,149,142)	960,511
Class I
Shares sold	5,808,840	14,866,403
Shares redeemed	(4,791,389)	(19,840,653)
Net increase (decrease)	1,017,451	(4,974,250)
Class Y
Shares sold	7,898,338	18,692,661
Shares redeemed	(3,544,979)	(8,123,890)
Net increase	4,353,359	10,568,771

Note 9—Bank Line of Credit—The Trust participates with VanEck VIP Trust (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings.

During the period ended June 30, 2016, the Fund had an average daily loan balance of $886,678 during the 1 day period for which a loan was outstanding and the average interest rate was 1.69%. At June 30, 2016, the Fund had no outstanding borrowings under the Facility.

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

26

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Consolidated Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Consolidated Statement of Assets and Liabilities.

Note 11—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

27

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited)

CM COMMODITY INDEX FUND
EMERGING MARKETS FUND
GLOBAL HARD ASSETS FUND
INTERNATIONAL INVESTORS GOLD FUND
LONG/SHORT EQUITY INDEX FUND
UNCONSTRAINED EMERGING MARKETS BOND FUND
(each a “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 23, 2016, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between each Fund and its investment adviser, Van Eck Absolute Return Advisers Corporation (“VEARA”) for CM Commodity Index Fund (“CMCI”) and Van Eck Associates Corporation (“VEAC”) for each other Fund (VEARA and VEAC, together with their affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on June 2, 2016 and June 22 and 23, 2016 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;
28

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing each Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2016 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”), (iii) an appropriate benchmark index, (iv) for the Global Hard Assets Fund, an additional benchmark index that includes relevant exposures not otherwise reflected in the benchmark index (the “GHA Additional Index”) and (v) for the Unconstrained Emerging Markets Bond Fund, two additional benchmark indexes, each of which comprises 50% of the Fund’s benchmark index (each an “UEMBF Additional Index”);

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of each Fund during its fiscal year ended December 31, 2015 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	A supplemental report prepared by an independent consultant comparing total management fee rates, which include both advisory and administrative fee rates on a combined basis (the
29

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited) (continued)

“Management Fee Rates”), and, separately, the administrative fee rates and advisory fee rates with respect to a representative class of shares of each of the Emerging Markets Fund and International Investors Gold Fund during its fiscal year ended December 31, 2015 with those of each Fund’s (i) Expense Category and (ii) Expense Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of each Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third
30

party service providers), the Adviser’s cybersecurity response policy which is being finalized and will document the Adviser’s processes for the suitable escalation, remediation and communication of a cybersecurity event and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in a Fund by the Adviser’s investment personnel;

■	Descriptions of the processes that the Adviser uses to evaluate and monitor the liquidity of fixed-income instruments and information regarding the actions the Adviser has taken with respect to risk management and disclosure matters relating to changing fixed income market conditions;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Funds with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to each Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Funds);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as each Fund’s

31

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited) (continued)

custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder, including, with respect to CMCI, the undertaking by VEAC to guarantee the performance of VEARA’s obligations under the Advisory Agreement; (4) the willingness of the Adviser to reduce the overall expenses of each Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of each Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for each Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, hedge funds, separate accounts and UCITs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as a Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for each Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2016, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2015.

32

CM Commodity Index Fund

Performance. The Board noted that the Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index (the “UBS Index”) and that the Fund had underperformed the UBS Index over the one-, three- and five-year periods. The Board also noted that differences between the performance of the Fund and the performance of the UBS Index during the relevant time periods since the inception of the Fund have been reasonable in light of the impact of cash flows on the performance of the Fund. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were lower than the median advisory fee rates and total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Emerging Markets Fund

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Category and Performance Peer Group medians over the three- and five-year periods and its Performance Category median for the ten-year period, but had underperformed its Performance Category and Performance Peer Group medians for the one-year period and its Performance Peer Group median for the ten-year period. The Board also noted that the Fund had outperformed its benchmark index over the three-, five- and ten-year periods, but had underperformed its benchmark index over the one-year period. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rates of its Expense Category and Expense Peer Group. The Board also noted that the Fund’s total expense ratio, net of

33

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited) (continued)

waivers or reimbursements, and its Management Fee Rate (which includes both advisory and administrative fee rates) were lower than the median expense ratios and Management Fee Rates of its Expense Category and Expense Peer Group. The Board further noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Global Hard Assets Fund

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Category and Performance Peer Group medians over the ten-year period, but had underperformed its Performance Category and Performance Peer Group medians over the one-, three- and five-year periods. The Board also noted that the Fund had underperformed its benchmark index for all periods under review. The Board further noted that the Fund had outperformed the GHAF Additional Index for the ten-year period, but had underperformed the GHAF Additional Index for the one-, three- and five-year periods. The Board noted that the Fund’s performance in recent years has been adversely affected by a prevailing bear market for commodities and that the Adviser is actively evaluating various investment techniques that may be used to enhance returns in such “risk-off” market environments. The Board concluded that additional time is needed for the Adviser to complete its evaluation of these techniques and to implement appropriate actions in light of such evaluation.

Fees and Expenses. The Board noted that the fee rate payable for advisory services was higher than the median advisory fee rates of its Expenses Category and Expense Peer Group, and that the Fund’s total expense ratio, net of waivers or reimbursements, was lower than the median expense ratio of its Expense Category but higher than the median expense ratio of its Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided

34

by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

International Investors Gold Fund

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Category and Performance Peer Group medians over the five- and ten-year periods, but had underperformed its Performance Category and Performance Peer Group medians for the one- and three-year periods. The Board also noted that the Fund had outperformed its benchmark index for the three-, five- and ten-year periods, but had underperformed its benchmark index for the one-year period. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board regarding material factors that contributed to the Fund’s underperformance in recent periods, the Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rates of its Expense Category and Expense Peer Group, but that the Fund’s total expense ratio, net of waivers or reimbursements, and its Management Fee Rate (which includes both advisory and administrative fee rates) were higher than the median expense ratios and Management Fee Rates of its Expense Category and Expense Peer Group. The Board further noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Long/Short Equity Index Fund

Performance. The Board noted that the Fund seeks to track, before fees and expenses, the performance of the MVIS North America Long/Short Equity Index (formerly known as the Market Vectors North America Long/Short Equity Index) (the “L/S Index”) and that the Fund had underperformed the L/S Index over the one-year period. The Board also noted that the difference between the performance of the Fund and the performance of the L/S Index during the one-year

35

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited) (continued)

period is reasonable in light of the impact of cash flows on the performance of the Fund. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, for the Fund were lower than the median advisory fee rates and total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Unconstrained Emerging Markets Bond Fund

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had underperformed its Performance Category and Performance Peer Group median and benchmark index for the one- and three-year periods. The Board also noted that the Fund had outperformed one of the UEMBF Additional Indexes and underperformed the other for the three-year period and underperformed both of the UEMBF Additional Indexes for the one-year period. The Board noted that actions have been taken by the Adviser to establish additional risk-control investment guidelines that will limit the Fund’s exposure to certain issuer-specific and country-specific risks. The Board concluded that additional time is needed to evaluate the effectiveness of such actions.

Fees and Expenses. The Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and expense ratios for its Expense Category and Expense Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

36

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Funds invest and the volatility of cash flows into and out of the Funds through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to each Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating each Advisory Agreement and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of an Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of each Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

37

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	CMCISAR

SEMI-ANNUAL REPORT June 30, 2016 (unaudited)

VanEck Funds

Emerging Markets Fund

800.826.2333	vaneck.com

The information contained in this shareholder letter represents the personal opinions of the investment team members and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment team members are as of June 30, 2016.

EMERGING MARKETS FUND

(unaudited)

Dear Shareholder:

The Emerging Markets Fund (the “Fund”) returned 0.89% (Class A shares, excluding sales charge) during the six-month period ending June 30, 2016, and underperformed the MSCI Emerging Markets (MSCI EM) Index,1 its benchmark index, which gained 6.60% over the same period.

In the past six months, dynamics in emerging markets have not been helpful to the Fund’s growth at a reasonable price philosophy. Size and growth risk factors contributed to most of its underperformance versus the MSCI EM benchmark; in addition to a few disappointing stocks in the industrial sector in China. Our philosophy and approach tend to lead us away from energy (up about 15%, for example), materials, and utilities sectors, all of which rallied substantially in the first half of 2016, while structural growth sectors such as consumer, healthcare, and financials, trailed. China and India, two of the Fund’s largest country overweights relative to the MSCI EM Index, had a disappointing 2016 compared to their Latin America counterparts. In the past six months, large caps outperformed small caps and value outperformed growth.

We continue to be fundamentally driven and employ a bottom-up investment strategy that has the ability to invest wherever opportunities exist, regardless of market capitalization and geography. Both our philosophy and process differentiate the Fund’s strategy, allowing us to capitalize on opportunities that are not well captured by the standard benchmark indices.

Fund Review

On a country level, Peru, South Korea, and the Philippines aided the Fund’s performance the most, while China, Russia, and Saudi Arabia detracted from relative performance in the first six months of the year.

On a sector level, financials and consumer sectors did well for the Fund’s relative performance, while stock selection in industrials and information technology disappointed.

Our top five performing stocks were companies from across the globe. As a Brazilian real holding, BB Seguridade Participações (1.9% of Fund net assets†), the insurance arm of Banco do Brasil, the largest Latin America-based bank, was helped significantly by the rebound in the Brazilian market during the first half of 2016. The story is a structural one, with the company continuing to display strong execution, in line with our growth thesis.

In Peru, in addition to its improving asset quality, consistent performance, and asset growth, financial holding company Credicorp (2.6% of Fund

1

EMERGING MARKETS FUND

(unaudited) (continued)

net assets†) benefited from an uptick in the commodities markets, together with the turnaround in the Peruvian market during the six-month period. This followed a second half in 2015 when uncertainty as to whether the country would be reclassified by MSCI indexers weighed heavily on its stocks and the recent resolution of political uncertainty with the election of Pedro Pablo Kuczynski as the country’s president.

In India, Yes Bank Limited (3.1% of Fund net assets†), a high-quality, private sector bank, benefited from both improving loan growth and widening lending spreads. This led to significant results, as has the bank’s focus on retail, as opposed to commercial, business opportunities. In addition, as it becomes clear that the current government is unlikely to recapitalize the overly indebted state-owned banking sector, the well-managed private banks are positioned to take considerable market share.

Smiles (1.5% of Fund net assets†), another Brazilian company, performed commendably over the first six months of the year. The company provides value-added operations to “air mile” programs in Latin America. The company has benefited both from being a Brazilian real-based stock, and from the country’s recent recovery.

Stock in Robinsons Retail Holdings (2.2% of Fund net assets†), the Philippines’ second largest multi-format retailer, benefited during the first six months of 2016 from the improving macroeconomic environment in the country, together with the absence of the uncertainties that had preceded the presidential elections. The company demonstrated strong same-store growth across all formats with both strength in the growth of its core business and new store openings.

Four of the five biggest detractors from performance during the six-month period were Chinese. One of the Fund’s internet holdings, JD.com (2.4% of Fund net assets†) suffered from the widespread exit from the Chinese market during the first quarter of the year, giving back some of its outperformance of the previous year. The second quarter brought some negative points regarding top-line sales which caused some further multiple contraction. However, the company, as market leader, continues to reflect, in our opinion, the considerable strength of the growth opportunities in the e-commerce sector in China and we are inclined to remain patient.

Having been forced to change its business model, Hong Kong, China based-Boer Power Holdings (0.3% of Fund net assets†), which provides electrical distribution solutions, faced, in our opinion, increased business risk. The company’s leverage increased as it took on higher levels of

2

accounts receivable. Although we have reduced our exposure to the company until the outlook becomes more predictable, we still believe that the company will continue to be a beneficiary of the development of a smarter grid in China.

CAR (1.1% of Fund net assets†), also based in Hong Kong, is the largest auto rental company in China and provides vehicles to U-Car, a partner providing “Uber-like” chauffeured car services in China. The issues around this company and its recent poor performance center on uncertainty surrounding the regulatory environment that has led U-Car to scale back its investment and use fewer CAR vehicles. The management remains focused, however, on the very valuable core rental business.

Luxoft Holdings (1.5% of Fund net assets†) is a high-end information technology services provider, in particular to the financial services industry, with its programmers largely situated in the ex-Soviet Union countries, referred to as Commonwealth of Independent States (CIS). During the period under review, the company reported lower than expected numbers, largely related to the pulling of a key contract by a client.

Wasion Group Holdings (sold by Fund by period end), like Boer Power Holdings, is in the business of improving the efficiency of power use in China. Early in the period under review, it suffered from the fallout created by the adjustment and lengthening of payment timelines on certain government contracts and we exited our position in the company.

Overview

Emerging markets equities in 2015 witnessed a year of more twists and turns in macro factors that we can remember. Emerging markets greeted 2016 with a sharp decline during the first 20 days of the year on negative headlines regarding a possible currency depreciation in China and fears of an imminent debt crisis. However, markets reversed, following the bottom towards the end of January, as evidence emerged that China’s flows were stabilizing. The U.S. Federal Reserve’s signal that it will keep rates low encouraged more investors to return to emerging markets. The asset class received record flows during March.

During the second quarter, macro-driven turbulence continued. Markets were challenged by the British withdrawal from the European Union (Brexit), negative bond yields, a sharp appreciation in the Japanese yen, and concerns about the rise of “populist politics”—to name but a few issues. In emerging markets equities, the second quarter of 2016 witnessed some of the same dynamics and factors that dominated the first quarter of the year. In particular, return dispersions between sectors

3

EMERGING MARKETS FUND

(unaudited) (continued)

and countries remained substantial, and large caps continued to outperform small caps. Commodities-related sectors and countries continued to rally (although less so than in the first quarter). China’s and India’s markets improved in the second quarter, but certainly did not match the performance of their Latin American (LATAM) counterparts. It is worth noting that, so far this year, despite all the negative events and headlines, the MSCI EM is ahead of most major global indices, in marked contrast to the last five years. Gratifyingly, despite all this turmoil and confusion, and the outperformance of commodities-related sectors, the Fund was able to outperform its index in the second quarter, clawing back some of the first quarter underperformance, and continuing its long run outperformance of the asset class.

Concern surrounding China’s capital outflows has lessened, but there is still net depreciation pressure on the renminbi. In some ways, mild, engineered depreciation versus a basket of currencies, while keeping a lid on capital outflow pressures, represents a positive outcome for China. Market concern has tended to focus more on the rapid increase in leverage that we have seen in China since the global financial crisis. Although we do agree that there is a significant issue that will necessitate some hard decisions, we think that there are very significant differences in the nature of that debt and the management of the economy that will prevent a systemic crisis in the foreseeable future. As a reminder, our investments in China are firmly focused on the better, more sustainable parts of the Chinese equity story. We find areas such as tourism, education, healthcare, and e-commerce to be the best, most predictable places to make investments in China. This contrasts with the more cyclical parts of China, involving commodities, heavy industry and property, which may nevertheless have their “moment in the sun” from time to time.

A major, unexpected event in the second quarter for world markets and currencies was, of course, the Brexit vote in the U.K. The direct, first order implications for emerging markets are relatively small. But the ramifications may be very significant.

Strategy and Outlook

We are constructive on the continuing outperformance of emerging markets in a global context. We continue to implement our philosophy of structural growth at a reasonable price. We find that there are many areas of superior, sustained growth that are essentially non-cyclical in nature and will provide very reliable opportunities for well-managed companies to exploit. In some places, demographics are very positive, and

4

consumer preferences and labor skills continue to evolve swiftly. Other countries are taking seriously the structural reforms and skills investment necessary to advance their economies from the middle income level.

We continue to be very excited by the services and financial sectors. Within these, we are interested in participating in companies where strong, innovative management teams are able to capitalize on dynamic change and extract real value, including e-commerce, Internet services, healthcare, travel, and education, and very specific, consumer-focused, financial services business models.

Taking pockets of reliable structural growth in the emerging markets as a starting point, and then adding to these the expectation of a continued benign U.S. dollar environment, we believe should lead to reasonable relative returns from our fund in this growth-challenged world. Volatility in commodities may help or hurt our relative performance at the margin, quarter by quarter. Over the medium- to longer-term horizon, we continue to believe we are able to access superior non-cyclical, repeatable, risk-adjusted returns for our investors. We continue to discover—and invest in—great companies with strong competitive advantages. As we often mention, countries and sectors may drift in and out of favor with investors and cause bouts of underperformance for periods of time. However, great companies—regardless of their domicile—usually have strong cash flows to invest consistently in their businesses, and compound long-term structural trends despite short-term periods of underperformance against either a benchmark or cyclical sectors. We remain disciplined during these periods and add to positions where valuations guide us. We do not seek to chase short-term trends or short-term shifts in investor preference.

Since idiosyncrasy remains a critical aspect of investing in the emerging markets, we appreciate the flexibility inherent in our process that allows us to invest in well-priced structural growth opportunities across the market capitalizations. In addition, we also have the advantage of being able to avoid certain larger capitalization names which are often exposed to cyclical industries and/or may be subject to unwelcome government involvement. As we go forward, we will continue to pursue attractive investments that we believe can deliver the anticipated growth that characterizes emerging market countries.

The Fund continues to employ an active, non-index driven approach. Among other things, this provides it with the flexibility to address not only interesting emerging opportunities, but also concerns in both companies and countries, should any arise. It is essentially the flexibility to invest in

5

EMERGING MARKETS FUND

(unaudited) (continued)

the best structural growth stories that we can find, many of which are found in mid- and small-cap stocks.

The Fund is subject to the risks associated with its investments in emerging markets securities, which tend to be more volatile and less liquid than securities traded in developed countries. The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation. The Fund is subject to risks associated with investments in derivatives, illiquid securities, and small- or mid-cap companies. The Fund is also subject to inflation risk, market risk, non-diversification risk, and leverage risk. Please see the prospectus and summary prospectus for information on these and other risk considerations.

We appreciate your participation in the Emerging Markets Fund, and we look forward to helping you meet your investment goals in the future.

David A. Semple Portfolio Manager	Angus Shillington Deputy Portfolio Manager

July 19, 2016

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

†	All Fund assets referenced are Total Net Assets as of June 30, 2016.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

[1]	MSCI Emerging Markets Index (MSCI EM) is a free float-adjusted market capitalization index that is designed to measure equity market performance of 23 emerging markets countries.
6

EMERGING MARKETS FUND

TOP TEN EQUITY HOLDINGS*

June 30, 2016 (unaudited)

Naspers Ltd.	3.2%
Yes Bank Ltd.	3.1%
Tencent Holdings Ltd.	3.0%
Credicorp Ltd.	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
JD.com, Inc.	2.4%
Robinsons Retail Holdings, Inc.	2.2%
Axis Bank Ltd.	2.0%
BB Seguridade Participacoes S.A.	1.9%
Sinopharm Group Co. Ltd.	1.9%

*	Percentage of net assets. Portfolio is subject to change.
7

EMERGING MARKETS FUND

PERFORMANCE COMPARISON

June 30, 2016 (unaudited)

Average Annual	Class A-GBFAX	Class A-GBFAX
Total Return†	After Max	Before
06/30/2016	Sales Charge[1]	Sales Charge	MSCI EM
Six Months	(4.94)%	0.89%	6.60%
One Year	(20.62)%	(15.75)%	(11.71)%
Five Year	(2.20)%	(1.03)%	(3.44)%
Ten Year	2.98%	3.59%	3.88%

Average Annual	Class C-EMRCX	Class C-EMRCX
Total Return†	After Max	Before
06/30/2016	Sales Charge[2]	Sales Charge	MSCI EM
Six Months	(0.56)%	0.44%	6.60%
One Year	(17.25)%	(16.41)%	(11.71)%
Five Year	(1.87)%	(1.87)%	(3.44)%
Ten Year	2.79%	2.79%	3.88%

Average Annual	Class I-EMRIX	Class I-EMRIX
Total Return†	After Max	Before
06/30/2016	Sales Charge[3]	Sales Charge	MSCI EM
Six Months	n/a	1.08%	6.60%
One Year	n/a	(15.37)%	(11.71)%
Five Year	n/a	(0.55)%	(3.44)%
Life* (annualized)	n/a	(1.51)%	(1.93)%
Life* (cumulative)	n/a	(12.10)%	(15.28)%

* since 12/31/07

Average Annual	Class Y-EMRYX	Class Y-EMRYX
Total Return†	After Max	Before
06/30/2016	Sales Charge[4]	Sales Charge	MSCI EM
Six Months	n/a	1.04%	6.60%
One Year	n/a	(15.48)%	(11.71)%
Five Year	n/a	(0.78)%	(3.44)%
Life* (annualized)	n/a	2.20%	(0.42)%
Life* (cumulative)	n/a	14.33%	(2.55)%

†	Returns less than one year are not annualized
*	since 4/30/10

The performance quoted represents past performance. Past performance is not guarantee of future results; current performance may be lower or higher than the performance data quoted.

8

Inception date for the Emerging Markets Fund was 12/20/93 (Class A), 10/3/03 (Class C), 12/31/07 (Class I) and 4/30/10 (Class Y).

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted. Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Index returns assume that dividends of the Index constituents in the Index have been reinvested. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting vaneck.com.

[1]	A Shares: maximum sales charge is 5.75%
Gross Expense Ratio 1.44% / Net Expense Ratio 1.44%

[2]	C Shares: 1.00% redemption charge, first year
Gross Expense Ratio 2.30% / Net Expense Ratio 2.30%

[3]	I shares: no sales or redemption charges
Gross Expense Ratio 1.10% / Net Expense Ratio 1.00%

[4]	Y shares: no sales or redemption charges
Gross Expense Ratio 1.15% / Net Expense Ratio 1.10%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.60% for Class A, 2.50% for Class C, 1.00% for Class I, and 1.10% for Class Y of the Fund’s average daily net assets per year until May 1, 2017. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

MSCI Emerging Markets Index (MSCI EM) is free float-adjusted market capitalization index that is designed to measure equity market performance of 23 emerging markets countries.

9

EMERGING MARKETS FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2016 to June 30, 2016.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2016 - June 30, 2016
Emerging Markets Fund
Class A
Actual	$1,000.00	$1,008.90	1.44%	$7.19
Hypothetical**	$1,000.00	$1,017.70	1.44%	$7.22
Class C
Actual	$1,000.00	$1,004.40	2.30%	$11.46
Hypothetical**	$1,000.00	$1,013.43	2.30%	$11.51
Class I
Actual	$1,000.00	$1,010.80	1.00%	$5.00
Hypothetical**	$1,000.00	$1,019.89	1.00%	$5.02
Class Y
Actual	$1,000.00	$1,010.40	1.10%	$5.50
Hypothetical**	$1,000.00	$1,019.39	1.10%	$5.52

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2016), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
11

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (unaudited)

Number of Shares		Value

COMMON STOCKS: 86.6%

Brazil: 5.4%
2,204,000	BB Seguridade Participacoes SA	$19,286,629
622,000	Estacio Participacoes SA	3,283,977
91,300	Itau Unibanco Holding SA	739,541
144,600	Ouro Fino Saude Animal Participacoes SA	1,920,768
970,000	Smiles SA	14,491,268
1,598,800	Valid Solucoes SA	13,687,078
		53,409,261
China / Hong Kong: 27.4%
1,964,000	AIA Group Ltd. #	11,785,473
93,110	Baidu, Inc. (ADR) *	15,377,116
27,371,000	Beijing Enterprises Water Group Ltd. #	16,611,182
6,478,000	Boer Power Holdings Ltd. #	2,844,573
11,280,900	CAR, Inc. * #	11,029,383
8,365,994	China Animal Healthcare Ltd. * # §	560,745
245,000	China Lodging Group Ltd. (ADR)	8,925,350
7,050,000	China Maple Leaf Educational Systems Ltd. #	6,361,371
7,176,000	China Medical System Holdings Ltd. #	11,016,769
14,164,000	EVA Precision Industrial Holdings Ltd. #	1,365,443
5,220,000	Fu Shou Yuan International Group Ltd. #	3,697,076
3,555,000	Galaxy Entertainment Group Ltd. #	10,659,750
1,148,000	JD.com, Inc. (ADR) *	24,372,040
195,824	Kweichow Moutai Co. Ltd. #	8,618,341
Number of Shares		Value

China / Hong Kong: (continued)
4,320,000	Man Wah Holdings Ltd. #	$6,221,561
8,926,000	Phoenix Healthcare Group Co. Ltd. #	12,415,975
1,533,000	Ping An Insurance Group Co. of China Ltd. #	6,792,224
2,554,734	Shanghai International Airport Co. Ltd. #	10,077,166
1,607,000	Shenzhou International Group Holdings Ltd. #	7,770,914
3,948,000	Sinopharm Group Co. Ltd. #	18,964,951
4,166,000	Techtronic Industries Co. #	17,397,203
1,323,500	Tencent Holdings Ltd. #	30,395,133
47,572,000	Xinyi Solar Holdings Ltd. #	18,897,963
3,807,556	Zhengzhou Yutong Bus Co. Ltd. #	11,427,460
		273,585,162
Egypt: 1.0%
2,285,250	Commercial International Bank Egypt SAE #	10,202,761
Hungary: 1.2%
582,226	Richter Gedeon Nyrt #	11,580,532
India: 15.2%
2,519,000	Axis Bank Ltd. #	20,016,452
1,944,000	Cadila Healthcare Ltd. #	9,499,203
8,388,000	Dish TV India Ltd. * #	12,232,335
3,977,000	Fortis Healthcare Ltd. * #	9,337,922
373,700	Glenmark Pharmaceuticals Ltd. #	4,445,134
360,600	HCL Technologies Ltd. #	3,910,138

See Notes to Financial Statements

12

Number of Shares		Value

India: (continued)
530,000	HDFC Bank Ltd.	$10,730,350
1,560,700	LIC Housing Finance Ltd. #	11,492,786
2,193,000	Mundra Port & Special Economic Zone Ltd. #	6,754,531
1,505,514	Phoenix Mills Ltd.	7,734,454
979,990	Strides Shasun Ltd. #	16,502,074
1,014,160	VA Tech Wabag Ltd. #	8,910,225
1,865,000	Yes Bank Ltd. #	30,586,889
		152,152,493
Indonesia: 1.8%
20,039,100	Link Net Tbk PT #	6,175,672
7,730,200	Matahari Department Store Tbk PT #	11,781,661
		17,957,333
Jordan: 1.2%
367,872	Hikma Pharmaceuticals Plc (GBP) #	12,114,383
Kenya: 1.2%
68,320,000	Safaricom Ltd. #	11,874,567
Mexico: 1.4%
3,308,900	Qualitas Controladora SAB de CV	4,696,607
3,518,000	Unifin Financiera SAPI de CV SOFOM ENR	8,814,940
		13,511,547
Peru: 2.6%
168,000	Credicorp Ltd. (USD)	25,927,440
Philippines: 2.2%
11,744,000	Robinsons Retail Holdings, Inc. #	21,584,131
Russia: 1.0%
72,940	Magnit PJSC #	10,281,233
Number of Shares		Value

South Africa: 5.2%
4,361,500	Life Healthcare Group Holdings Ltd. #	$10,730,726
207,077	Naspers Ltd. #	31,619,619
699,000	Spar Group Ltd.	9,587,045
		51,937,390
South Korea: 2.6%
14,500	LG Household & Health Care Ltd. #	14,160,045
124,300	Woongjin Coway Co. Ltd. #	11,317,836
		25,477,881
Spain: 1.5%
877,616	CIE Automotive SA #	14,778,427
Switzerland: 1.7%
285,400	Luxoft Holding, Inc. (USD) *	14,846,508
82,000	Wizz Air Holdings Plc (GBP) * # Reg S 144A	1,758,279
		16,604,787
Taiwan: 7.1%
12,391,000	Advanced Semiconductor Engineering, Inc. #	14,097,180
1,340,500	Aerospace Industrial Development Corp. #	1,838,728
1,100,000	Basso Industry Corp. #	3,133,024
1,515,000	Catcher Technology Co. Ltd. #	11,296,109
53,000	Largan Precision Co. Ltd. #	4,901,608
937,490	Poya Co. Ltd. #	10,454,432
5,060,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	25,500,863
		71,221,944

See Notes to Financial Statements

13

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Thailand: 1.9%
1,155,000	CP All PCL (NVDR) #	$1,656,702
12,373,000	CP ALL PCL #	17,748,323
		19,405,025
Turkey: 2.6%
722,304	AvivaSA Emeklilik ve Hayat AS	4,791,086
689,000	Tofas Turk Otomobil Fabrikasi AS #	5,665,226
33,921,443	Turkiye Sinai Kalkinma Bankasi AS #	15,690,115
		26,146,427
United Kingdom: 2.2%
368,197	Bank of Georgia Holdings Plc #	12,895,001
812,346	Hirco Plc * # §	0
1,925,000	International Personal Finance Plc #	7,331,203
4,338,312	Raven Russia Ltd. *	2,151,327
		22,377,531
United States: 0.2%
48,000	First Cash Financial Services, Inc.	2,463,840
Total Common Stocks (Cost: $857,354,945)		864,594,095
PREFERRED STOCKS: 3.4%
Brazil: 0.9%
956,600	Itau Unibanco Holding SA	9,023,124
Colombia: 1.0%
1,054,000	Banco Davivienda SA	9,699,669
Number of Shares		Value

South Korea: 1.5%
14,515	Samsung Electronics Co. Ltd. #	$14,973,487
Total Preferred Stocks (Cost: $32,407,855)		33,696,280
REAL ESTATE INVESTMENT TRUST: 1.1% (Cost: $12,588,229)
Mexico: 1.1%
6,679,300	TF Administradora Industrial, S de RL de CV	11,365,648
WARRANTS: 0.9%

Luxembourg: 0.9%
14,166	Deutsche Bank, London Branch, aXess Warrants (SAR 0.00, expiring 09/27/16) * # (a)	206,547
1,576,666	Deutsche Bank, London Branch, aXess Warrants (SAR 0.00, expiring 09/27/16) * # (b)	8,427,879
Total Warrants (Cost: $11,204,834)		8,634,426
MONEY MARKET FUND: 6.1% (Cost: $61,319,667)
61,319,667	AIM Treasury Portfolio — Institutional Class	61,319,667
Total Investments: 98.1% (Cost: $974,875,530)		979,610,116
Other assets less liabilities: 1.9%		18,667,441
NET ASSETS: 100.0%		$998,277,557

ADR	American Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
SAR	Saudi Riyal
USD	United States Dollar

See Notes to Financial Statements

14

(a)	Issue price $18.40. The security is linked to the performance of Almarai Co.
(b)	Issue price $12.75. The security is linked to the performance of Samba Financial Group.
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $694,374,644 which represents 69.6% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $560,745 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,758,279, or 0.2% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	20.8%	$204,163,070
Consumer Staples	8.6	83,842,367
Financials	25.8	252,645,438
Health Care	12.2	119,089,182
Industrials	6.2	60,782,641
Information Technology	15.7	154,196,105
Telecommunication Services	1.8	18,050,239
Utilities	2.6	25,521,407
Money Market Fund	6.3	61,319,667
	100.0%	$979,610,116

The summary of inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$53,409,261	$—	$—	$53,409,261
China / Hong Kong	48,674,506	224,349,911	560,745	273,585,162
Egypt	—	10,202,761	—	10,202,761
Hungary	—	11,580,532	—	11,580,532
India	18,464,804	133,687,689	—	152,152,493
Indonesia	—	17,957,333	—	17,957,333
Jordan	—	12,114,383	—	12,114,383
Kenya	—	11,874,567	—	11,874,567

See Notes to Financial Statements

15

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks (continued)
Mexico	$13,511,547	$—	$—	$13,511,547
Peru	25,927,440	—	—	25,927,440
Philippines	—	21,584,131	—	21,584,131
Russia	—	10,281,233	—	10,281,233
South Africa	9,587,045	42,350,345	—	51,937,390
South Korea	—	25,477,881	—	25,477,881
Spain	—	14,778,427	—	14,778,427
Switzerland	14,846,508	1,758,279	—	16,604,787
Taiwan	—	71,221,944	—	71,221,944
Thailand	—	19,405,025	—	19,405,025
Turkey	4,791,086	21,355,341	—	26,146,427
United Kingdom	2,151,327	20,226,204	0	22,377,531
United States	2,463,840	—	—	2,463,840
Preferred Stocks
Brazil	9,023,124	—	—	9,023,124
Colombia	9,699,669	—	—	9,699,669
South Korea	—	14,973,487	—	14,973,487
Real Estate Investment Trust*	11,365,648	—	—	11,365,648
Warrants*	—	8,634,426	—	8,634,426
Money Market Fund	61,319,667	—	—	61,319,667
Total	$285,235,472	$693,813,899	$560,745	$979,610,116

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended June 30, 2016, transfers of securities from Level 1 to Level 2 were $14,221,446 and transfers from Level 2 to Level 1 were $64,287,385. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2016:

	Common Stocks
	China / Hong Kong	United Kingdom
Balance as of December 31, 2015	$1,403,319	$0
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(842,574)	0
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of June 30, 2016	$560,745	$0

See Notes to Financial Statements

16

EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (unaudited)

Assets:
Investments, at value (Cost $974,875,530)	$979,610,116
Cash denominated in foreign currency, at value (Cost $5,717,789)	5,134,141
Receivables:
Investments sold	285,646
Shares of beneficial interest sold	21,181,798
Dividends	1,637,417
Prepaid expenses	36,020
Total assets	1,007,885,138
Liabilities:
Payables:
Investments purchased	341,473
Shares of beneficial interest redeemed	7,637,323
Due to Adviser	535,248
Due to Distributor	41,801
Deferred Trustee fees	282,602
Accrued expenses	769,134
Total liabilities	9,607,581
NET ASSETS	$998,277,557
Class A Shares:
Net Assets	$126,217,974
Shares of beneficial interest outstanding	10,091,696
Net asset value and redemption price per share	$12.51
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$13.27
Class C Shares:
Net Assets	$25,409,489
Shares of beneficial interest outstanding	2,239,433
Net asset value, offering and redemption price per share (Redemption may be subject to a contingent deferred sales charge within the first year of ownership)	$11.35
Class I Shares:
Net Assets	$445,471,962
Shares of beneficial interest outstanding	33,885,575
Net asset value, offering and redemption price per share	$13.15
Class Y Shares:
Net Assets	$401,178,132
Shares of beneficial interest outstanding	31,691,086
Net asset value, offering and redemption price per share	$12.66
Net Assets consist of:
Aggregate paid in capital	$1,083,744,802
Net unrealized appreciation	3,233,513
Undistributed net investment income	5,761,162
Accumulated net realized loss	(94,461,920)
$998,277,557

See Notes to Financial Statements

17

EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (unaudited)

Income:
Dividends (net of foreign taxes withheld of $715,428)		$9,031,329
Expenses:
Management fees	$2,979,492
Distribution fees - Class A	155,261
Distribution fees - Class C	122,985
Transfer agent fees - Class A	68,351
Transfer agent fees - Class C	22,912
Transfer agent fees - Class I	17,947
Transfer agent fees - Class Y	94,609
Administration fees	993,164
Custodian fees	162,295
Professional fees	55,664
Registration fees - Class A	3,760
Registration fees - Class C	4,416
Registration fees - Class I	7,947
Registration fees - Class Y	11,110
Reports to shareholders	25,598
Insurance	17,486
Trustees’ fees and expenses	51,325
Other	18,822
Total expenses	4,813,144
Waiver of management fees	(237,001)
Net expenses		4,576,143
Net investment income		4,455,186
Net realized loss on:
Investments		(49,559,164)
Foreign currency transactions and foreign denominated assets and liabilities		(371,730)
Net realized loss		(49,930,894)
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign taxes of $920,713)		70,782,878
Foreign currency transactions and foreign denominated assets and liabilities		(616,763)
Net change in unrealized appreciation (depreciation)		70,166,115
Net Increase in Net Assets Resulting from Operations		$24,690,407

See Notes to Financial Statements

18

EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Year Ended
	Ended	December 31,
	June 30, 2016	2015
	(unaudited)
Operations:
Net investment income	$4,455,186	$2,460,417
Net realized loss	(49,930,894)	(25,656,565)
Net change in unrealized appreciation (depreciation)	70,166,115	(82,282,724)
Net increase (decrease) in net assets resulting from operations	24,690,407	(105,478,872)
Dividends to shareholders from:
Net investment income
Class A Shares	—	(11,492)
Class C Shares	—	(2,415)
Class I Shares	—	(20,286)
Class Y Shares	—	(21,781)
Total dividends	—	(55,974)
Share transactions:
Proceeds from sale of shares
Class A Shares	39,493,708	109,366,978
Class C Shares	1,699,654	16,027,662
Class I Shares	223,906,484	296,195,929
Class Y Shares	194,209,810	350,118,696
	459,309,656	771,709,265
Reinvestment of dividends
Class A Shares	—	9,827
Class C Shares	—	1,575
Class I Shares	—	19,059
Class Y Shares	—	11,941
	—	42,402
Cost of shares redeemed
Class A Shares	(55,432,117)	(56,133,441)
Class C Shares	(3,686,624)	(11,425,329)
Class I Shares	(65,946,280)	(85,504,419)
Class Y Shares	(63,822,883)	(127,088,975)
	(188,887,904)	(280,152,164)
Net increase in net assets resulting from share transactions	270,421,752	491,599,503
Total increase in net assets	295,112,159	386,064,657
Net Assets:
Beginning of period	703,165,398	317,100,741
End of period #	$998,277,557	$703,165,398
# Including undistributed net investment income	$5,761,162	$1,305,976

See Notes to Financial Statements

19

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2016		2015		2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$12.40		$14.24		$14.34	$12.94	$ 9.92	$13.69
Income from investment operations:
Net investment income (loss)	0.04		0.02		0.03	0.01	0.01	(0.01	)(b)
Net realized and unrealized gain (loss) on investments	0.07		(1.86)		(0.13)	1.45	3.01	(3.63)
Total from investment operations	0.11		(1.84)		(0.10)	1.46	3.02	(3.64)
Less distributions from:
Net investment income	—		(—	)(c)	—	(0.06)	—	(0.13)
Net asset value, end of period	$12.51		$12.40		$14.24	$14.34	$12.94	$ 9.92
Total return (a)	0.89	%(d)	(12.91)%		(0.70)%	11.31%	30.44%	(26.58)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$126,218		$141,901		$108,775	$133,438	$90,833	$52,253
Ratio of gross expenses to average net assets	1.44	%(e)	1.46%		1.54%	1.63%	1.67%	1.76%
Ratio of net expenses to average net assets	1.44	%(e)	1.46%		1.54%	1.63%	1.67%	1.76%
Ratio of net expenses, excluding interest expense, to average net assets	1.44	%(e)	1.46%		1.54%	1.63%	1.67%	1.76%
Ratio of net investment income (loss) to average net assets	0.66	%(e)	0.20%		0.27%	0.13%	(0.04)%	(0.11)%
Portfolio turnover rate	18	%(d)	38%		75%	81%	92%	94%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Amount represents less than $0.005 per share
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements

20

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class C
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2016		2015		2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$11.30		$13.08		$13.29	$12.11	$ 9.36	$13.01
Income from investment operations:
Net investment loss		(0.01)	(0.07)		(0.08)	(0.09)	(0.09)	(0.10	)(b)
Net realized and unrealized gain (loss) on investments	0.06		(1.71)		(0.13)	1.33	2.84	(3.42)
Total from investment operations	0.05		(1.78)		(0.21)	1.24	2.75	(3.52)
Less distributions from:
Net investment income	—		(—	)(c)	—	(0.06)	—	(0.13)
Net asset value, end of period	$11.35		$11.30		$13.08	$13.29	$12.11	$ 9.36
Total return (a)	0.44	%(d)	(13.60)%		(1.58)%	10.27%	29.38%	(27.05)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$25,409		$27,438		$27,199	$25,259	$20,127	$16,611
Ratio of gross expenses to average net assets	2.30	%(e)	2.26%		2.46%	2.63%	2.61%	2.70%
Ratio of net expenses to average net assets	2.30	%(e)	2.26%		2.46%	2.50%	2.50%	2.50%
Ratio of net expenses, excluding interest expense, to average net assets	2.30	%(e)	2.26%		2.46%	2.50%	2.50%	2.50%
Ratio of net investment loss to average net assets	(0.15	)%(e)	(0.59)%		(0.69)%	(0.76)%	(0.78)%	(0.86)%
Portfolio turnover rate	18	%(d)	38%		75%	81%	92%	94%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Amount represents less than $0.005 per share
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements

21

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class I
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2016		2015		2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$13.01		$14.86		$14.88	$13.38	$10.21	$14.01
Income from investment operations:
Net investment income	0.06		0.06		0.08	0.04	0.05	0.05 (b)
Net realized and unrealized gain (loss) on investments	0.08		(1.91)		(0.10)	1.52	3.12	(3.72)
Total from investment operations	0.14		(1.85)		(0.02)	1.56	3.17	(3.67)
Less distributions from:
Net investment income	—		(—	)(c)	—	(0.06)	—	(0.13)
Net asset value, end of period	$13.15		$13.01		$14.86	$14.88	$13.38	$10.21
Total return (a)	1.08	%(d)	(12.44)%		(0.13)%	11.69%	31.05%	(26.19)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$445,472		$274,309		$101,118	$10,593	$4,025	$3,019
Ratio of gross expenses to average net assets	1.10	%(e)	1.14%		1.21%	1.77%	2.31%	2.22%
Ratio of net expenses to average net assets	1.00	%(e)	1.00%		1.00%	1.18%	1.25%	1.25%
Ratio of net expenses, excluding interest expense, to average net assets	1.00	%(e)	1.00%		1.00%	1.18%	1.25%	1.25%
Ratio of net investment income to average net assets	1.31	%(e)	0.64%		0.35%	0.36%	0.43%	0.38%
Portfolio turnover rate	18	%(d)	38%		75%	81%	92%	94%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Amount represents less than $0.005 per share
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements

22

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class Y
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2016		2015		2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$12.53		$14.33		$14.38	$12.97	$ 9.92	$13.68
Income from investment operations:
Net investment income (loss)	0.05		0.06		0.09	0.02	0.04	(0.06	)(b)
Net realized and unrealized gain (loss) on investments	0.08		(1.86)		(0.14)	1.45	3.01	(3.57)
Total from investment operations	0.13		(1.80)		(0.05)	1.47	3.05	(3.63)
Less distributions from:
Net investment income	—		(—	)(c)	—	(0.06)	—	(0.13)
Net asset value, end of period	$12.66		$12.53		$14.33	$14.38	$12.97	$ 9.92
Total return (a)	1.04	%(d)	(12.55)%		(0.35)%	11.36%	30.75%	(26.53)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$401,178		$259,517		$80,008	$36,166	$23,325	$10,990
Ratio of gross expenses to average net assets	1.15	%(e)	1.23%		1.33%	1.50%	1.51%	2.08%
Ratio of net expenses to average net assets	1.10	%(e)	1.10%		1.16%	1.50%	1.51%	1.70%
Ratio of net expenses, excluding interest expense, to average net assets	1.10	%(e)	1.10%		1.16%	1.50%	1.51%	1.70%
Ratio of net investment income (loss) to average net assets	1.20	%(e)	0.58%		0.52%	0.18%	0.14%	(0.54)%
Portfolio turnover rate	18	%(d)	38%		75%	81%	92%	94%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Amount represents less than $0.005 per share
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements

23

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) (formerly known as Van Eck Funds) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The Emerging Markets Fund (the “Fund) is a diversified series of the Trust and seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund currently offers four classes of shares: Class A, C, I and Y Shares. Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy.
24

The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices or relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”). The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities, dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments
25

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may
26

be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Warrants—The Fund may invest in warrants whose values are linked to indices or underlying instruments. The Fund may use these warrants to gain exposure to markets that might be difficult to invest in through conventional securities. Warrants may be more volatile than their linked indices or underlying instruments. Potential losses are limited to the amount of the original investment. The Fund has invested in aXess warrants that are linked to the shares of an underlying security and are issued by Deutsche Bank AG London. The warrants are obligations of the issuer and are not secured by any collateral. The warrants may be exercised by the Fund during the exercise period. If the warrants have not been exercised on the last day of the exercise period, the warrants will be automatically exercised on that day. Warrants held at June 30, 2016 are reflected in the Schedule of Investments.

G.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. The Fund held no derivative instruments during the period ended June 30, 2016.
27

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

H.	Other—Security transactions are accounted for on trade date. Realized gains and losses are calculated on the specific identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Income, expenses (excluding class-specific expenses), realized and unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the investment adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has agreed, through May 1, 2017, to voluntarily waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, interest and dividend payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The current expense limitations and the amounts waived by the Adviser for the period ended June 30, 2016, are as follows:

		Waiver of
	Expense	Management
	Limitation	Fees
Class A	1.60%	$—
Class C	2.50	—
Class I	1.00	161,583
Class Y	1.10	75,418

The Adviser also performs accounting and administrative services for the Fund. The Adviser is paid a monthly fee at a rate of 0.25% of the average daily net assets. During the period ended June 30, 2016, the Adviser received $993,164 from the Fund pursuant to this contract.

28

For the period ended June 30, 2016, Van Eck Securities Corporation (the “Distributor”), an affiliate and wholly-owned subsidiary of the Adviser, received a total of $45,651 in sales loads relating to the sale of shares of the Fund, of which $39,636 was reallowed to broker/dealers and the remaining $6,015 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

Note 4—Investments—For the period ended June 30, 2016, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term obligations, aggregated $351,287,149 and $136,766,468, respectively.

Note 5—Income Taxes—For Federal income tax purposes, the identified cost of investments owned at June 30, 2016 was $976,800,425 and net unrealized appreciation aggregated to $2,809,691, of which $80,811,612 related to appreciated securities and $78,001,921 related to depreciated securities.

The tax character of dividends and distributions paid to shareholders for the year ended December 31, 2015 was as follows:

Ordinary income	$55,974

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2015, the Fund had capital loss carryforwards available to offset future capital gains as follows:

Post-Effective	Post-Effective	Expiring in the
No Expiration	No Expiration	Year Ended
Short-Term	Long-Term	December 31,
Capital Losses	Capital Losses	2017
$20,531,620	$5,239,002	$16,835,509

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes on both realized and unrealized appreciation.

29

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2016, the Fund did not incur any interest or penalties.

Note 6—Concentration of Risk—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Fund. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Fund.

Further, the United Kingdom recently decided to leave the European Union (“EU”), creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s withdrawal from the EU and the effects such withdrawal will have on the Euro, European economies and the global markets. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

Note 7—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts and payments to the Distributor, for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and 1.00% of average daily net assets for Class C Shares.

30

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):

	Six Months	Year Ended
	Ended June 30,	December 31,
	2016	2015
	(unaudited)
Class A
Shares sold	3,367,137	7,914,096
Shares reinvested	—	784
Shares redeemed	(4,714,622)	(4,115,498)
Net increase (decrease)	(1,347,485)	3,799,382

Class C
Shares sold	157,796	1,265,617
Shares reinvested	—	138
Shares redeemed	(346,346)	(917,775)
Net increase (decrease)	(188,550)	347,980

Class I
Shares sold	18,143,908	20,545,710
Shares reinvested	—	1,449
Shares redeemed	(5,343,719)	(6,264,556)
Net increase	12,800,189	14,282,603

Class Y
Shares sold	16,372,667	24,727,020
Shares reinvested	—	942
Shares redeemed	(5,387,582)	(9,604,127)
Net increase	10,985,085	15,123,835

Note 9—Bank Line of Credit—The Trust participates with VanEck VIP Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2016, the Fund had no borrowings under the Facility.

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable

31

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 11—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

32

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited)

CM COMMODITY INDEX FUND
EMERGING MARKETS FUND
GLOBAL HARD ASSETS FUND
INTERNATIONAL INVESTORS GOLD FUND
LONG/SHORT EQUITY INDEX FUND
UNCONSTRAINED EMERGING MARKETS BOND FUND
(each a “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 23, 2016, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between each Fund and its investment adviser, Van Eck Absolute Return Advisers Corporation (“VEARA”) for CM Commodity Index Fund (“CMCI”) and Van Eck Associates Corporation (“VEAC”) for each other Fund (VEARA and VEAC, together with their affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on June 2, 2016 and June 22 and 23, 2016 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;
33

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited) (continued)

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing each Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2016 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”), (iii) an appropriate benchmark index, (iv) for the Global Hard Assets Fund, an additional benchmark index that includes relevant exposures not otherwise reflected in the benchmark index (the “GHA Additional Index”) and (v) for the Unconstrained Emerging Markets Bond Fund, two additional benchmark indexes, each of which comprises 50% of the Fund’s benchmark index (each an “UEMBF Additional Index”);

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of each Fund during its fiscal year ended December 31, 2015 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	A supplemental report prepared by an independent consultant comparing total management fee rates, which include both advisory and administrative fee rates on a combined basis (the
34

“Management Fee Rates”), and, separately, the administrative fee rates and advisory fee rates with respect to a representative class of shares of each of the Emerging Markets Fund and International Investors Gold Fund during its fiscal year ended December 31, 2015 with those of each Fund’s (i) Expense Category and (ii) Expense Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of each Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third
35

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited) (continued)

party service providers), the Adviser’s cybersecurity response policy which is being finalized and will document the Adviser’s processes for the suitable escalation, remediation and communication of a cybersecurity event and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in a Fund by the Adviser’s investment personnel;

■	Descriptions of the processes that the Adviser uses to evaluate and monitor the liquidity of fixed-income instruments and information regarding the actions the Adviser has taken with respect to risk management and disclosure matters relating to changing fixed income market conditions;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Funds with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to each Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Funds);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as each Fund’s

36

custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder, including, with respect to CMCI, the undertaking by VEAC to guarantee the performance of VEARA’s obligations under the Advisory Agreement; (4) the willingness of the Adviser to reduce the overall expenses of each Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of each Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for each Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, hedge funds, separate accounts and UCITs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as a Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for each Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2016, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2015.

37

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited) (continued)

CM Commodity Index Fund

Performance. The Board noted that the Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index (the “UBS Index”) and that the Fund had underperformed the UBS Index over the one-, three- and five-year periods. The Board also noted that differences between the performance of the Fund and the performance of the UBS Index during the relevant time periods since the inception of the Fund have been reasonable in light of the impact of cash flows on the performance of the Fund. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were lower than the median advisory fee rates and total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Emerging Markets Fund

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Category and Performance Peer Group medians over the three- and five-year periods and its Performance Category median for the ten-year period, but had underperformed its Performance Category and Performance Peer Group medians for the one-year period and its Performance Peer Group median for the ten-year period. The Board also noted that the Fund had outperformed its benchmark index over the three-, five- and ten-year periods, but had underperformed its benchmark index over the one-year period. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rates of its Expense Category and Expense Peer Group. The Board also noted that the Fund’s total expense ratio, net of

38

waivers or reimbursements, and its Management Fee Rate (which includes both advisory and administrative fee rates) were lower than the median expense ratios and Management Fee Rates of its Expense Category and Expense Peer Group. The Board further noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Global Hard Assets Fund

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Category and Performance Peer Group medians over the ten-year period, but had underperformed its Performance Category and Performance Peer Group medians over the one-, three- and five-year periods. The Board also noted that the Fund had underperformed its benchmark index for all periods under review. The Board further noted that the Fund had outperformed the GHAF Additional Index for the ten-year period, but had underperformed the GHAF Additional Index for the one-, three- and five-year periods. The Board noted that the Fund’s performance in recent years has been adversely affected by a prevailing bear market for commodities and that the Adviser is actively evaluating various investment techniques that may be used to enhance returns in such “risk-off” market environments. The Board concluded that additional time is needed for the Adviser to complete its evaluation of these techniques and to implement appropriate actions in light of such evaluation.

Fees and Expenses. The Board noted that the fee rate payable for advisory services was higher than the median advisory fee rates of its Expenses Category and Expense Peer Group, and that the Fund’s total expense ratio, net of waivers or reimbursements, was lower than the median expense ratio of its Expense Category but higher than the median expense ratio of its Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided

39

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited) (continued)

by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

International Investors Gold Fund

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Category and Performance Peer Group medians over the five- and ten-year periods, but had underperformed its Performance Category and Performance Peer Group medians for the one- and three-year periods. The Board also noted that the Fund had outperformed its benchmark index for the three-, five- and ten-year periods, but had underperformed its benchmark index for the one-year period. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board regarding material factors that contributed to the Fund’s underperformance in recent periods, the Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rates of its Expense Category and Expense Peer Group, but that the Fund’s total expense ratio, net of waivers or reimbursements, and its Management Fee Rate (which includes both advisory and administrative fee rates) were higher than the median expense ratios and Management Fee Rates of its Expense Category and Expense Peer Group. The Board further noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Long/Short Equity Index Fund

Performance. The Board noted that the Fund seeks to track, before fees and expenses, the performance of the MVIS North America Long/Short Equity Index (formerly known as the Market Vectors North America Long/Short Equity Index) (the “L/S Index”) and that the Fund had underperformed the L/S Index over the one-year period. The Board also noted that the difference between the performance of the Fund and the performance of the L/S Index during the one-year

40

period is reasonable in light of the impact of cash flows on the performance of the Fund. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, for the Fund were lower than the median advisory fee rates and total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Unconstrained Emerging Markets Bond Fund

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had underperformed its Performance Category and Performance Peer Group median and benchmark index for the one- and three-year periods. The Board also noted that the Fund had outperformed one of the UEMBF Additional Indexes and underperformed the other for the three-year period and underperformed both of the UEMBF Additional Indexes for the one-year period. The Board noted that actions have been taken by the Adviser to establish additional risk-control investment guidelines that will limit the Fund’s exposure to certain issuer-specific and country-specific risks. The Board concluded that additional time is needed to evaluate the effectiveness of such actions.

Fees and Expenses. The Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and expense ratios for its Expense Category and Expense Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

41

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited) (continued)

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Funds invest and the volatility of cash flows into and out of the Funds through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to each Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating each Advisory Agreement and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of an Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of each Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

42

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	EMESAR

SEMI-ANNUAL REPORT June 30, 2016 (unaudited)

VanEck Funds

Global Hard Assets Fund

International Investors Gold Fund

800.826.2333	vaneck.com

The information contained in these shareholder letters represent the personal opinions of the investment team members and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment team members are as of June 30, 2016.

GLOBAL HARD ASSETS FUND

(unaudited)

Dear Shareholder:

The Global Hard Assets Fund (the “Fund”) gained 28.61% (Class A shares, excluding sales charge) for the six months ended June 30, 2016, outperforming the S&P® North American Natural Resources Sector Index1 (SPGINRTR) which gained 19.56% for the same period.

Several key aspects that contributed to outperformance of the Fund relative to its primary benchmark were overweight positions and outperformances in the gold and diversified metals and mining sub-sector. An overweight position and stock selection in the oil and gas production and exploration sub-sector also contributed significantly to outperformance.

At the end of the six-month period, energy was the Fund’s largest sector weighting, although this exposure remained underweight compared to its benchmark. The Fund ended the period with its overall energy exposure having decreased during the first six months of 2016 to approximately 56% from approximately 63% at the end of 2015. During the same six-month period, the Fund’s exposure to gold equities increased from just over 12% to approximately 21%.

Over the first six months of 2016, the Fund’s exposure to gold equities increased significantly as confidence in the effectiveness of gold mining companies’ management teams in addressing the twin issues of high capex2 and high debt levels continued to increase. The Fund’s exposure to the diversified metals and mining sub-sector also increased. Within the energy sector, the Fund’s exposures to the oil and gas storage and transportation, refining and marketing, and equipment and services sub-sectors all decreased.

At the end of the period, within energy, the Fund was significantly overweight the oil and gas exploration and production sub-sector, but underweight each of the oil and gas storage and transportation, refining and marketing, and equipment and services sub-sectors. It also was significantly underweight integrated oil and gas companies, with no allocation to the sub-sector at period end (as during the whole of the six-month period under review). At period end, the Fund was also significantly overweight the gold and the diversified metals and mining, fertilizers and agricultural chemicals, steel, and forest products sub-sectors.

It should be noted that the Fund continues to employ a diversified natural resource (as opposed to an energy-oriented) strategy, and has been

1

GLOBAL HARD ASSETS FUND

(unaudited) (continued)

historically underweight energy relative to the SPGINRTR, the Fund’s benchmark index. For example, the benchmark, which excludes both the chemicals industry and steel sub-industry, was approximately 81% energy as of June 30, 2016, whereas the Fund was approximately 56% energy. In comparison, the S&P® Global Natural Resources Index3 (SPGNRUT), which was approximately one third energy as of June 30, 2016, returned 16.49% for the six-month period.

Overview

The market spent the first six months of the year (and especially the second quarter) under the twin shadows and uncertainties of Brexit4 and the U.S. presidential elections.

The most significant macroeconomic factor influencing the market in which the Fund invested was the continued extraordinary accommodation extended by central banks around the world. In addition, supply and demand, particularly for oil and gas, continued to rebalance. Both these proved positive for commodities. In addition, a weaker U.S. dollar (against emerging markets currencies) during the first half was generally beneficial for the hard assets space.

For many the Brexit referendum on June 23 (the result of which was U.K. voters rejecting continuing membership of the European Union) was seen as a defining moment. Perhaps surprisingly, its immediate effect was less than cataclysmic and commodities have remained resilient. It remains to be seen, however, just what the long-term effects of the vote will be.

During the period under review, all of these factors were hugely beneficial for gold. When these factors are taken together with the continuing restructuring and strategic improvements they have been undertaking, gold mining companies also benefited. Over the six-month period, gold mining companies performed better than the metal itself.

The U.S. rig count continued to drop in the early part of the year before appearing to bottom at the end of May only to rebound thereafter. Almost 1,600 rigs throughout the U.S. have been taken out of commission and we remain at very near historically low levels. Any rebound will necessarily be incremental.

Despite lackluster prospects for economic growth in both Europe and the U.S.—although economic growth in the U.S. was somewhat stronger in the second quarter than it was in the first—the demand for crude oil and gasoline has been remarkably strong.

2

Concerns that a flood of Iranian crude oil could swamp the market proved unfounded. While supply from the country did come on reasonably strongly, it was not enough to offset supply disruptions in the market during the period. These included pipeline outages in Nigeria, wild fires in Canada that hit oil sands production particularly hard, reduced supply from Libya on the back of persistent political uncertainty, and supply from Venezuela reduced further still because of both the country’s dire economic circumstances and continued drilling challenges.

Base metal companies continued to restructure, cleaning up balance sheets, streamlining operations, and focusing more on profitability. In addition, they continued to sell off assets and reduce their debt levels. Among the base metals, zinc’s supply and demand came into better alignment, because Glencore (3.2% of Fund net assets†) stopped producing the metal at one of its major mines.

On the back of the finding by the U.S. Department of Commerce that government subsidies and dumping were occurring, tariffs were imposed on imports of steel into the U.S., particularly those from China. U.S. steel stocks have benefited accordingly.

While grain prices (soy, corn, and wheat) were strong in the first half of the year, this did not necessarily translate into strong equity prices, as uncertainty persisted in the market. Soy beans were strong on the back of both very good demand (especially from China) and a less abundant than expected South American crop. Corn, too, experienced a weaker than expected crop in South America. Large U.S. planting intentions and beneficial early weather put the risks to the downside for both corn and soy beans.

Fund Review

The three strongest positive contributing sub-sectors to the Fund’s performance were gold, oil and gas exploration and production, and diversified metals and mining.

The three weakest contributing sub-sectors to the Fund’s performance were fertilizers and agricultural chemicals, oil and gas refining and marketing, and semiconductor (solar) equipment.

The Fund’s three strongest contributing individual positions were all gold mining companies. In order, these were: Agnico Eagle Mines (5.0% of Fund net assets†), which benefited from strong operational performance, its continued focus on cost reduction, and its engineering-related restructuring; Barrick Gold (3.2% of Fund net assets†), which benefited

3

GLOBAL HARD ASSETS FUND

(unaudited) (continued)

from the restructuring it has been undertaking and its leverage to gold prices; and Randgold Resources (3.4% of Fund net assets†), which also benefited from strong operational performance and from the continuing strength of its balance sheet.

The Fund’s three weakest contributors were CF Industries Holdings (1.7% of Fund net assets†), a fertilizer and agricultural chemicals company which was hit by concerns about both Chinese production (which continued unabated) and the value of the Renminbi, in addition to concerns around nitrogen prices; Valero Energy (sold by the Fund during the period), an oil and gas refining and marketing company which suffered from the rebound in crude oil prices; and SunEdison, a solar company, also sold by the Fund during the period.

Significant purchases by the Fund were made in the oil and gas exploration and production and gold sub-sectors. These saw new positions taken in PDC Energy (2.4% of Fund net assets†) and Hess (2.4% of Fund net assets†). A new position was taken in gold mining company Newmont Mining (2.3% of Fund net assets†).

The Fund’s largest sales during the period were the oil and gas refining and marketing company Valero Energy, the oil and gas equipment and services company Baker Hughes, and the oil and gas storage and transportation company Kinder Morgan (all eliminated by the Fund by period end).

During the six-month period under review, the Fund’s positions in the gold, diversified metals and mining, and oil and gas exploration and production sub-sectors displayed the most significant increases. Within the energy sector, the oil and gas equipment and services, storage and transportation, and refining and marketing sub-sectors all saw notable decreases in allocation. The fertilizers and agricultural chemicals sub-sector also saw a notable decrease in allocation. The Fund had exited entirely from the semiconductor equipment (solar) sub-sector by June 30, 2016.

Outlook

The U.K.’s historic Brexit decision on June 24 was clearly one of the most important events during the quarter. Currently our London-listed and GBP-denominated exposure represents approximately 4.0% of Fund net assets. While this exposure is comprised of securities traded in British sterling, none of these companies is physically domiciled in the U.K. or has material revenue or costs denominated in British pounds. We believe that we were prudently positioned going into this vote given a gold

4

equities exposure of approximately 19.5%, one of the highest allocations since the inception of our hard assets strategy. Furthermore, the high-quality, companies (i.e., strong balance sheets and long-term structural growth stories) in our other sectors are likely to prove relatively resilient during the period of uncertainty that will follow the vote.

While global economic growth trends are put at risk by the result of the vote, we continue to believe that, as we have seen over the last few years, demand for commodities will remain solid in the face of moderate GDP progression. Further output constraint in crude, base metals and some bulk materials could possibly be exacerbated by this murky outlook that may tighten commodity markets and support prices. In addition, the U.S. Federal Reserve will maintain and perhaps increase its extraordinary accommodative policies that may continue to put pressure on the U.S. dollar which may be stimulating to emerging markets and commodity demand.

It is important to note that while base metal mining companies have continued to put their houses in order, doing so has not been only theme. In February, at one mining conference we attended, while the companies continued to talk about restructuring, there was less talk about capex and working capital reductions, and more talk about asset closures and sales. By May, at another conference, the rhetoric had changed quite significantly. Approximately 60% of the companies talked just about restructuring, while 40% spoke about it being “business as usual” (driving operations, efficiencies, etc.) and just delivering on guided numbers.

Toward the end of the first quarter, and during the second, we visited a number of prospective and existing clients in Europe. One of the most common reasons given for not investing in gold is that it does not yield anything. It was therefore interesting to hear a number of investors say that they were now seriously considering an investment in gold because, with negative interest rates, it does not cost anything to hold.

As an indication of just how sentiment appears to have changed, among the most common questions asked was: “Did I miss it?” The question was not whether the Fund had missed the rebound, but whether they, the prospective clients, had.

While we still believe there is room for optimism, we also believe that this should still remain tempered when it comes to supply and demand rebalancing in the oil and gas sector. It remains too easy to fall into the trap of thinking that a 10%, or even a 50%, increase in a U.S. onshore oil rig count of fewer than 350 can restore the balance, and to forget that, to

5

GLOBAL HARD ASSETS FUND

(unaudited) (continued)

plumb its current depths, the rig count has actually dropped from its highs by a total of some 1,600 rigs. It is going to take an increase of considerably more than 150-200 rigs to bring back any growth in production. Maybe not all 1,600 rigs, but perhaps at least half of them; crude will also need to be between anywhere from $50 to $60 a barrel.

Finally, we held our inaugural and very successful investor conference (focusing on energy) in Houston at the end of May to which we invited a number of leading CEOs from the space. One of the main themes we explored during the day was “Surviving and Thriving through the Current Downturn,” with special reference to the oil and gas industry here in the U.S. The very fact that we could both hold the conference and discuss this theme provides proof that there are such companies that can survive and thrive through the current downturn.

One of the main pillars of our investment philosophy continues to be to look for long-term growth and the structural enhancement in intrinsic value in the companies in which we invest. Even in today’s market conditions this continues to be one of our guiding tenets. Since we remain convinced that positioning our portfolio for the future, and not just reacting to current circumstances, is of paramount importance, our focus across the sectors in which we invest remains on companies that can navigate commodity price volatility and help grow sustainable net asset value.

The Fund is subject to risks associated with concentrating its investments in hard assets and the hard assets sector, including real estate, precious metals, and natural resources, and can be significantly affected by events relating to these industries, including international political and economic developments, inflation, and other factors. The Fund’s portfolio securities may experience substantial price fluctuations as a result of these factors, and may move independently of the trends of industrialized companies.

The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation. The Fund is subject to risks associated with investments in derivative, commodity-linked instruments, and illiquid securities. The Fund is also subject to inflation risk, market risk, non-diversification risk, and leverage risk. Please see the prospectus and summary prospectus for information on these and other risk considerations.

6

We very much appreciate your continued investment in the Global Hard Assets Fund, and we look forward to helping you meet your investment goals in the future.

Shawn Reynolds Portfolio Manager	Charles T. Cameron Deputy Portfolio Manager

July 19, 2016

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

†	All Fund assets referenced are Total Net Assets as of June 30, 2016.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

[1]	S&P® North American Natural Resources Sector (SPGINRTR) Index includes mining, energy, paper and forest products, and plantation-owning companies, but excludes the chemicals industry and steel sub-industry.

[2]	Capital expenditure, or capex, are funds used by a company to acquire or upgrade physical assets such as property, industrial buildings or equipment. It is often used to undertake new projects or investments by the firm.

[3]	S&P® Global Natural Resources Index (SPGNRUT) includes 90 of the largest publicly traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure across three primary commodity-related sectors: agribusiness, energy and metals and mining.

[4]	British withdrawal from the European Union
7

GLOBAL HARD ASSETS FUND

TOP TEN EQUITY HOLDINGS*

June 30, 2016 (unaudited)

Agnico-Eagle Mines Ltd.	5.0%
Pioneer Natural Resources Co.	4.7%
Cimarex Energy Co.	4.1%
Halliburton Co.	4.1%
Newfield Exploration Co.	4.0%
Concho Resources, Inc.	4.0%
Diamondback Energy, Inc.	3.9%
EOG Resources, Inc.	3.9%
Schlumberger NV	3.6%
Parsley Energy, Inc.	3.5%
*Percentage of net assets. Portfolio is subject to change.

8

INTERNATIONAL INVESTORS GOLD FUND

(unaudited)

Dear Shareholder:

The International Investors Gold Fund (the “Fund”) rose 100.00% (Class A shares, excluding sales charge) during the six months ended June 30, 2016, in line with the performance of its benchmark, the NYSE Arca Gold Miners Index1 (GDMNTR). Gold closed at $1,322.20 per ounce on June 30, 2016, up $260.78 or 24.6% during the first half of 2016.

The Fund continues to be fully invested in equities, positioned to benefit from what we expect will be an outperformance of gold stocks relative to the metal in a rising gold price environment. As of June 30, 2016, the Fund held no gold bullion.

Gold stocks outperformed the metal during the period. GDMNTR was up 102.49%, while small-cap gold mining stocks, as represented by the MVIS™ Global Junior Gold Miners Index2 (MVGDXJTR), were up 121.97%. After the successful turnaround of the sector during the past few years, gold mining companies were well positioned to take advantage of this year’s higher gold prices. Lower costs, healthier balance sheets, an improved record of delivering against expectations, and a sharp focus not just on growth, but rather on maximizing profits and return on investments, have made it possible for gold stocks to reclaim their position in the market as effective investments for leveraged exposure to gold.

Gold Sector Overview

■	It was an eventful start to the year. On January 4, the first trading day of 2016, the Chinese equity market fell drastically, with the Shanghai Composite Stock Index[3] down 6.9% during the session. The Chinese selloff spread to global equity markets, and the S&P 500® Index[4] had one of the worse starts to the year historically. Commodities also took a hit, with oil and copper down 9% and 3%, respectively during January. On January 29, the Bank of Japan surprised the markets with the adoption of negative interest rates. In addition, most major U.S. economic data releases in January were disappointing.

■	All of these factors contributed to an environment which is very positive for gold as a portfolio diversifier and hedge against tail risk,[5] enabling gold to post strong gains early in the year.

■	The gold rally continued through the month of April, supported by a weaker dollar, volatility, and weakness in global equity markets, the adoption of negative interest rates by the European Central Bank
9

INTERNATIONAL INVESTORS GOLD FUND

(unaudited) (continued)

(ECB), and waning conviction in the market regarding further rate hikes by the U.S. Federal Reserve (the “Fed”).

■	In early May, gold traded above $1,300 per ounce for the first time since January 2015.

■	On May 18, the market interpreted the minutes from the Federal Open Market Committee (FOMC) April meeting as being more hawkish than anticipated and market expectations of a rate increase in June and July jumped. Gold traded down for nine consecutive sessions following the release of the minutes, to an intra-day low of $1,199.75 per ounce on May 30.

■	On June 3, the U.S. Department of Labor’s May jobs report fell far short of expectations, continuing a pattern of declining job growth that began in March. The odds of a Fed rate rise decreased along with the U.S. dollar and gold advanced $34 on that day to reach $1,244 per ounce.

■	This prevailing market sentiment allowed the metal to continue to establish a firm base above the technically important $1,200 per ounce level.

■	On June 23, the U.K. defied market expectations by passing a referendum to leave the European Union (EU). Once Brexit[6] results were known on June 24, gold soared to new two year highs, reaching an intra-day peak of $1,359 per ounce.

■	Investment demand was very strong in the period, as demonstrated by flows of 15.8 million ounces into gold bullion exchange traded products (ETPs). Inflows have not been this strong since 2009, when investors sought bullion after the subprime credit crisis.[7] These inflows increased the holdings of global gold ETPs by 33.6% during the first half of the year, to an estimated 62.8 million ounces of gold as of June 30, but still well below the 2012 peak of more than 84 million ounces.

Fund Review

The overall top-down allocation of the portfolio did not change materially during the first half of the year. However, the number of positions held overall by the Fund did increase. There are fewer overweight positions and the Fund’s top 10 holdings include a few new names. The Fund has reduced exposure to royalty companies to rotate into producing companies and has increased exposure to large caps, as well as to Australian mid-tiers and juniors.

10

Among the Fund’s top holdings, B2Gold (5.5% of Fund net assets†) outperformed significantly during the first six months of 2016, up 148.34%. The market is finally rewarding the company for its excellent growth profile, following this year’s higher gold prices and additional project funding secured by the company, which eliminated concerns over the company’s ability to finance its growth projects.

Goldcorp (3.8% of Fund net assets†) underperformed (+66.40%), following management team changes earlier this year. Those changes came well after the sector-wide management rotations over the last few years, which positioned the company to some extent behind the rest of the industry in its transformation initiatives.

Outlook

Given the events of the first half, it is not hard to imagine a robust market for the remainder of the year. We believe gold will test the $1,400 per ounce level in the second half of the year and we do not believe it will end there. In addition to EU uncertainties, there are many other factors we feel support our view that gold is (re)entering a secular bull market, including:

1) Monetary policies—unconventional monetary policies are not working as planned, causing central banks to resort to even more radical and unproven tactics with unknown consequences. According to a Fitch Ratings report, there is now over $11 trillion worth of sovereign debt with negative yields.

2) Fiscal policies—global non-financial debt-to-GDP ratios have risen to new highs. In the U.S., total non-financial debt/GDP has reached 250%. China has total debt of around 225% of GDP.

3) Economic malaise—Global growth has been unable to muster strength, even with massive central bank stimulus and cheap energy provided by a historic crash in oil prices.

4) Currency turbulence—no government wants a strong currency and Brexit has caused unwanted volatility that may bring destabilizing intervention.8

5) U.S. elections—At this time, there seems, in our view, as if there are no good outcomes in the upcoming election. A Clinton victory is likely to bring a continuation of Obama policies that have resulted in a weak economy, rising debt, weak productivity, lack of business formation, and divisive politics. A Trump victory likely brings uncertainty and the potential for destabilizing policies if his rhetoric on trade, immigration, and debt service are pursued.

11

INTERNATIONAL INVESTORS GOLD FUND

(unaudited) (continued)

6) Low returns—The six-year bull market in U.S. stocks appears to be over. The S&P 500® has struggled since reaching an all-time high in June 2015. Bonds no longer provide safe and steady returns.

All of these developments create risks for mainstream investments that potentially drive investors to gold as a currency hedge, store of wealth, or for insurance against financial and geopolitical turmoil.

The Fund is subject to the risks associated with concentrating its assets in the gold industry, which can be significantly affected by international economic, monetary and political developments. The Fund’s overall portfolio may decline in value due to developments specific to the gold industry. The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation. The Fund is subject to risks associated with investments in derivatives, commodity-linked instruments, illiquid securities, and small- or mid-cap companies. The Fund is also subject to inflation risk, market risk, non-diversification risk, leverage risk, and risks of investments in a wholly owned subsidiary. Please see the prospectus and summary prospectus for information on these and other risk considerations.

We appreciate your continued investment in the International Investors Gold Fund, and we look forward to helping you meet your investment goals in the future.

Joseph M. Foster Portfolio Manager	Imaru Casanova Deputy Portfolio Manager

July 21, 2016

12

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

†	All Fund assets referenced are Total Net Assets as of June 30, 2016.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

[1]	NYSE Arca Gold Miners (GDMNTR) Index is a market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold.

[2]	MVIS™ Global Junior Gold Miners Index (MVGDXJTR) is a rules-based, modified market capitalization-weighted, flat-adjusted index comprised of a focused group of small- and mid-cap companies in the gold or silver mining industry.

[3]	The Shanghai Stock Exchange Composite Index, a capitalization-weighted index, tracks the daily price performance of all A-shares and B-shares listed on the Shanghai Stock Exchange.

[4]	S&P 500® Index (S&P 500) consists of 500 widely held common stocks covering industrial, utility, financial, and transportation sectors.

[5]	Tail risk is a form of portfolio risk that arises when the possibility that an investment will move more than three standard deviations from the mean is greater than what is shown by a normal distribution.

[6]	British withdrawal from the European Union

[7]	Subprime mortgage crisis was a nationwide banking emergency that coincided with the U.S. recession of December 2007-June 2009. It was triggered by a large decline in home prices after the collapse of a housing bubble, leading to mortgage delinquencies and foreclosures and the devaluation of housing-related securities.

[8]	A weaker currency can help an economy by potentially boosting exports, jobs, and inflation, as well as increasing corporate earnings.
13

INTERNATIONAL INVESTORS GOLD FUND

TOP TEN EQUITY HOLDINGS*

June 30, 2016 (unaudited)

B2Gold Corp.	5.5%
Agnico-Eagle Mines Ltd.	5.2%
Newmont Mining Corp.	4.0%
Fresnillo PLC	4.0%
Goldcorp, Inc.	3.8%
Royal Gold, Inc.	3.6%
Tahoe Resources, Inc.	3.5%
Randgold Resources Ltd.	3.5%
Alamos Gold, Inc.	3.0%
Evolution Mining Ltd.	3.0%
*Percentage of net assets. Portfolio is subject to change.
14

GLOBAL HARD ASSETS FUND

PERFORMANCE COMPARISON

June 30, 2016 (unaudited)

Average Annual Total Return† 06/30/2016	Class A-GHAAX After Max Sales Charge[1]	Class A-GHAAX Before Sales Charge	SPGINRTR	S&P 500
Six Months	21.22%	28.61%	19.56%	3.84%
One Year	(17.83)%	(12.82)%	(5.55)%	3.99%
Five Year	(9.53)%	(8.46)%	(3.13)%	12.10%
Ten Year	0.13%	0.73%	1.98%	7.42%

Average Annual Total Return† 06/30/2016	Class C-GHACX After Max Sales Charge[2]	Class C-GHACX Before Sales Charge	SPGINRTR	S&P 500
Six Months	27.14%	28.14%	19.56%	3.84%
One Year	(14.37)%	(13.51)%	(5.55)%	3.99%
Five Year	(9.19)%	(9.19)%	(3.13)%	12.10%
Ten Year	(0.06)%	(0.06)%	1.98%	7.42%

Average Annual Total Return† 06/30/2016	Class I-GHAIX After Max Sales Charge[3]	Class I-GHAIX Before Sales Charge	SPGINRTR	S&P 500
Six Months	n/a	28.88%	19.56%	3.84%
One Year	n/a	(12.52)%	(5.55)%	3.99%
Five Year	n/a	(8.11)%	(3.13)%	12.10%
Ten Year	n/a	1.12%	1.98%	7.42%

Average Annual Total Return† 06/30/2016	Class Y-GHAYX After Max Sales Charge[4]	Class Y-GHAYX Before Sales Charge	SPGINRTR	S&P 500
Six Months	n/a	28.80%	19.56%	3.84%
One Year	n/a	(12.63)%	(5.55)%	3.99%
Five Year	n/a	(8.24)%	(3.13)%	12.10%
Life* (annualized)	n/a	(3.61)%	0.85%	12.05%
Life* (cumulative)	n/a	(20.28)%	5.39%	101.73%

†	Returns less than one year are not annualized
*	since 4/30/10

The performance quoted represents past performance. Past performance is not guarantee of future results; current performance may be lower or higher than the performance data quoted.

15

GLOBAL HARD ASSETS FUND

PERFORMANCE COMPARISON

(unaudited) (continued)

Inception date for the Global Hard Assets Fund was 11/2/94 (Class A and Class C), 5/1/06 (Class I) and 4/30/10 (Class Y).

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted. Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Index returns assume that dividends of the Index constituents in the Index have been reinvested. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting www.vaneck.com.

[1]	A Shares: maximum sales charge is 5.75%
Gross Expense Ratio 1.46% / Net Expense Ratio 1.38%

[2]	C Shares: 1.00% redemption charge, first year
Gross Expense Ratio 2.23% / Net Expense Ratio 2.20%

[3]	I Shares: no sales or redemption charges
Gross Expense Ratio 1.06% / Net Expense Ratio 1.00%

[4]	Y Shares: no sales or redemption charges
Gross Expense Ratio 1.19% / Net Expense Ratio 1.13%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends on securities sold short, taxes and extraordinary expenses) from exceeding 1.38% for Class A, 2.20% for Class C, 1.00% for Class I, and 1.13% for Class Y of the Fund’s average daily net assets per year until May 1, 2017. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

The S&P® North American Natural Resources Sector (SPGINRTR) Index includes mining, energy, paper and forest products, and plantation-owning companies.

The S&P 500® Index consists of 500 widely held common stocks covering industrial, utility, financial and transportation sectors.

16

INTERNATIONAL INVESTORS GOLD FUND

PERFORMANCE COMPARISON

June 30, 2016 (unaudited)

Average Annual Total Return† 06/30/2016	Class A-INIVX After Max Sales Charge[1]	Class A-INIVX Before Sales Charge	GDMNTR	S&P 500
Six Months	88.44%	100.00%	102.49%	3.84%
One Year	48.89%	58.06%	57.93%	3.99%
Five Year	(11.72)%	(10.66)%	(11.63)%	12.10%
Ten Year	1.87%	2.48%	(2.17)%	7.42%

Average Annual Total Return† 06/30/2016	Class C-IIGCX After Max Sales Charge[2]	Class C-IIGCX Before Sales Charge	GDMNTR	S&P 500
Six Months	98.26%	99.26%	102.49%	3.84%
One Year	55.69%	56.69%	57.93%	3.99%
Five Year	(11.34)%	(11.34)%	(11.63)%	12.10%
Ten Year	1.71%	1.71%	(2.17)%	7.42%

Average Annual Total Return† 06/30/2016	Class I-INIIX After Max Sales Charge[3]	Class I-INIIX Before Sales Charge	GDMNTR	S&P 500
Six Months	n/a	100.27%	102.49%	3.84%
One Year	n/a	58.78%	57.93%	3.99%
Five Year	n/a	(10.28)%	(11.63)%	12.10%
Life* (annualized)	n/a	4.93%	(1.44)%	7.06%
Life* (cumulative)	n/a	59.76%	(13.21)%	94.33%
* since 10/2/06

Average Annual Total Return† 06/30/2016	Class Y-INIYX After Max Sales Charge[4]	Class Y-INIYX Before Sales Charge	GDMNTR	S&P 500
Six Months	n/a	100.00%	102.49%	3.84%
One Year	n/a	58.55%	57.93%	3.99%
Five Year	n/a	(10.42)%	(11.63)%	12.10%
Life* (annualized)	n/a	(5.84)%	(8.21)%	12.05%
Life* (cumulative)	n/a	(31.02)%	(41.04)%	101.73%

†	Returns less than one year are not annualized
*	since 4/30/10

The performance quoted represents past performance. Past performance is not guarantee of future results; current performance may be lower or higher than the performance data quoted.

17

INTERNATIONAL INVESTORS GOLD FUND

PERFORMANCE COMPARISON

(unaudited) (continued)

Inception date for the International Investors Gold Fund was 2/10/56 (Class A), 10/3/03 (Class C), 10/2/06 (Class I) and 4/30/10 (Class Y).

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted. Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Index returns assume that dividends of the Index constituents in the Index have been reinvested. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting www.vaneck.com.

[1]	A Shares: maximum sales charge is 5.75%
Gross Expense Ratio 1.37% / Net Expense Ratio 1.37%

[2]	C Shares: 1.00% redemption charge, first year
Gross Expense Ratio 2.18% / Net Expense Ratio 2.18%

[3]	I shares: no sales or redemption charges
Gross Expense Ratio 1.02% / Net Expense Ratio 1.00%

[4]	Y shares: no sales or redemption charges
Gross Expense Ratio 1.13% / Net Expense Ratio 1.10%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% for Class A, 2.20% for Class C, 1.00% for Class I, and 1.10% for Class Y of the Fund’s average daily net assets per year until May 1, 2017. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

NYSE Arca Gold Miners Index (GDMNTR) is a modified market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold.

The S&P 500® Index consists of 500 widely held common stocks covering industrial, utility, financial and transportation sectors.

18

VANECK FUNDS

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2016 to June 30, 2016.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

19

EXPLANATION OF EXPENSES

(unaudited) (continued)

					Expenses Paid
			Ending		During the Period*
		Beginning	Account Value	Annualized	January 1, 2016 -
		Account Value	June 30,	Expense Ratio	June 30,
		January 1, 2016	2016	During Period	2016
Global Hard Assets Fund
Class A	Actual	$1,000.00	$1,286.10	1.38%	$7.84
	Hypothetical**	$1,000.00	$1,018.00	1.38%	$6.92
Class C	Actual	$1,000.00	$1,281.40	2.20%	$12.48
	Hypothetical**	$1,000.00	$1,013.92	2.20%	$11.02
Class I	Actual	$1,000.00	$1,288.80	1.00%	$5.69
	Hypothetical**	$1,000.00	$1,019.89	1.00%	$5.02
Class Y	Actual	$1,000.00	$1,288.00	1.13%	$6.43
	Hypothetical**	$1,000.00	$1,019.24	1.13%	$5.67

					Expenses Paid
			Ending		During the Period*
		Beginning	Account Value	Annualized	January 1, 2016 -
		Account Value	June 30,	Expense Ratio	June 30,
		January 1, 2016	2016	During Period	2016
International Investors Gold Fund
Class A	Actual	$1,000.00	$2,000.00	1.37%	$10.22
	Hypothetical**	$1,000.00	$1,018.05	1.37%	$6.87
Class C	Actual	$1,000.00	$1,992.60	2.18%	$16.22
	Hypothetical**	$1,000.00	$1,014.02	2.18%	$10.92
Class I	Actual	$1,000.00	$2,002.70	1.00%	$7.47
	Hypothetical**	$1,000.00	$1,019.89	1.00%	$5.02
Class Y	Actual	$1,000.00	$2,000.00	1.10%	$8.20
	Hypothetical**	$1,000.00	$1,019.39	1.10%	$5.52

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2016), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
20

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (unaudited)

Number of Shares		Value

COMMON STOCKS: 95.6%

Bermuda: 0.5%
804,400	Golar LNG Ltd. (USD)	$12,468,200
Canada: 20.8%
2,289,206	Agnico-Eagle Mines Ltd. (USD)	122,472,521
529,200	Agrium, Inc. (USD)	47,850,264
3,722,800	Barrick Gold Corp. (USD)	79,481,780
5,919,500	Eldorado Gold Corp. (USD)	26,637,750
9,387,800	First Quantum Minerals Ltd.	65,906,069
4,231,500	Goldcorp, Inc. (USD)	80,948,595
6,243,200	Kinross Gold Corp. USD) *	30,529,248
6,035,100	New Gold, Inc. (USD) *	26,433,738
254,030	Osisko Gold Royalties Ltd.	3,321,001
2,246,800	Teck Resources Ltd. (USD)	29,590,356
		513,171,322
Kuwait: 0.1%
3,592,247	Kuwait Energy Plc (GBP) * # § ø	3,638,185
Monaco: 0.2%
1,317,900	Scorpio Tankers, Inc. (USD)	5,535,180
South Africa: 0.6%
9,612,100	Petra Diamonds Ltd. (GBP) #	14,834,650
Switzerland: 3.2%
38,962,125	Glencore Xstrata Plc (GBP) * #	80,305,524
United Kingdom: 3.4%
739,926	Randgold Resources Ltd. (ADR)	82,901,309
Number of Shares		Value

United States: 66.8%
1,291,400	Anadarko Petroleum Corp.	$68,767,050
1,711,100	CF Industries Holdings, Inc.	41,237,510
855,600	Cimarex Energy Co.	102,090,192
1,375,200	Commercial Metals Co.	23,240,880
825,550	Concho Resources, Inc. *	98,463,349
3,306,600	Consol Energy, Inc.	53,203,194
1,058,490	Diamondback Energy, Inc. *	96,544,873
1,156,200	EOG Resources, Inc.	96,450,204
2,265,000	Freeport-McMoRan Copper & Gold, Inc.	25,232,100
786,200	Green Plains Renewable Energy, Inc.	15,503,864
1,896,100	Gulfport Energy Corp. *	59,272,086
2,219,700	Halliburton Co.	100,530,213
991,500	Hess Corp.	59,589,150
3,930,900	Laredo Petroleum, Inc. *	41,195,832
3,191,000	Louisiana-Pacific Corp. *	55,363,850
4,670,800	Nabors Industries Ltd.	46,941,540
2,265,075	Newfield Exploration Co. *	100,071,013
1,465,600	Newmont Mining Corp.	57,334,272
3,214,100	Parsley Energy, Inc. *	86,973,546
901,800	Patterson-UTI Energy, Inc.	19,226,376
1,011,000	PDC Energy, Inc. *	58,243,710
762,100	Pioneer Natural Resources Co.	115,237,141
208,100	RSP Permian, Inc. *	7,260,609

See Notes to Financial Statements

21

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

United States: (continued)
1,133,100	Schlumberger Ltd.	$89,605,548
948,100	SM Energy Co.	25,598,700
1,524,200	Steel Dynamics, Inc.	37,342,900
1,535,900	Sunrun, Inc. *	9,107,887
1,988,500	Superior Energy Services, Inc.	36,608,285
275,200	Union Pacific Corp.	24,011,200
		1,650,247,074
Total Common Stocks (Cost: $2,197,825,949)		2,363,101,444
Number of Shares		Value

MONEY MARKET FUND: 4.3% (Cost: $106,620,550)
106,620,550	AIM Treasury Portfolio – Institutional Class	$106,620,550
Total Investments: 99.9% (Cost: $2,304,446,499)		2,469,721,994
Other assets less liabilities: 0.1%		2,092,858
NET ASSETS: 100.0%		$2,471,814,852

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $98,778,359 which represents 4.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $3,638,185 which represents 0.1% of net assets.
ø	Restricted Security — the aggregate value of restricted securities is $3,638,185 which represents 0.1% of net assets.

Restricted securities held by the Fund as of June 30, 2016 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Plc	12/19/2011	3,592,247	$10,862,670	$3,638,185	0.1%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Energy	56.7%	$1,399,018,040
Industrials	1.3	33,119,087
Materials	37.7	930,964,317
Money Market Fund	4.3	106,620,550
	100.0%	$2,469,721,994

See Notes to Financial Statements

22

The summary of inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$12,468,200	$—	$—	$12,468,200
Canada	513,171,322	—	—	513,171,322
Kuwait	—	—	3,638,185	3,638,185
Monaco	5,535,180	—	—	5,535,180
South Africa	—	14,834,650	—	14,834,650
Switzerland	—	80,305,524	—	80,305,524
United Kingdom	82,901,309	—	—	82,901,309
United States	1,650,247,074	—	—	1,650,247,074
Money Market Fund	106,620,550	—	—	106,620,550
Total	$2,370,943,635	$95,140,174	$3,638,185	$2,469,721,994

There were no transfers between levels during the period ended June 30, 2016.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2016:

	Common Stocks
	Brazil	Kuwait
Balance as of December 31, 2015	$0	$3,192,772
Realized gain (loss)	(223,102)	—
Net change in unrealized appreciation (depreciation)	223,102	445,413
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of June 30, 2016	$—	$3,638,185

See Notes to Financial Statements

23

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2016:

Common Stocks	Value as of June 30, 2016	Valuation Technique	Unobservable Input Description (1)	Unobservable Input	Impact to Valuation from an Increase in Input (2)
Kuwait	$3,638,185	Market Comparable Transactions	Entitlement Multiple	9.00x	Increase
			Interest Multiple	1.45x	Increase
			Control Discount	20%	Decrease
			Marketability Discount	10%	Decrease
		Guideline Public Companies	Entitlement Multiple	7.00x - 12.00x	Increase
			Interest Multiple	0.55x - 3.40x	Increase
			Marketability Discount	10%	Decrease

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Financial Statements

24

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2016 (unaudited)

Number of Shares		Value

COMMON STOCKS: 98.7%

Australia: 12.1%
927,173	Cardinal Resources Ltd. * #	$206,663
14,680,587	Evolution Mining Ltd. #	25,655,613
36,703,662	Gold Road Resources Ltd. * #	17,953,846
1,251,725	Newcrest Mining Ltd. * #	21,694,685
4,254,000	Northern Star Resources Ltd. #	15,748,631
3,647,257	OceanaGold Corp (CAD)	13,917,703
6,370,000	Saracen Mineral Holdings Ltd. * #	6,848,775
		102,025,916
Canada: 66.0%
460,300	Agnico-Eagle Mines Ltd.	24,633,416
363,000	Agnico-Eagle Mines Ltd. (USD)	19,420,500
403,000	Alamos Gold, Inc.	3,465,560
2,588,000	Alamos Gold, Inc. (USD)	22,256,800
4,312,875	Argonaut Gold, Inc. *	12,685,417
2,160,000	Argonaut Gold, Inc. * ø	6,353,187
1,421,000	Asanko Gold, Inc. *	5,433,446
524,000	Asanko Gold, Inc. (USD) *	1,996,440
4,523,500	AuRico Metals, Inc. *	3,571,322
1,741,984	AuRico Metals, Inc. (USD) *	1,358,748
1,384,100	Auryn Resources Inc *	3,321,111
8,559,701	B2Gold Corp. *	21,466,335
10,044,000	B2Gold Corp. (USD) *	25,210,440
775,000	Barrick Gold Corp (USD)	16,546,250
840,000	Bear Creek Mining Corp. *	1,892,024
Number of Shares		Value

Canada: (continued)
667,000	Bear Creek Mining Corp. (USD) *	$1,540,770
948,000	Bear Creek Mining Corp. (USD) * ø	2,189,880
7,871,000	Belo Sun Mining Corp. *	5,300,337
3,625,000	Columbus Gold Corp *	1,767,677
6,016,000	Continental Gold, Inc. *	16,903,193
1,023,000	Corvus Gold, Inc. *	863,091
1,825,000	Corvus Gold, Inc. (USD) *	1,526,430
910,000	Detour Gold Corp. *	22,764,968
497,000	Eastmain Resources, Inc. *	234,661
1,191,000	Eastmain Resources, Inc. (USD) *	571,561
1,839,000	Eastmain Resources, Inc. (USD) * ø	882,536
2,386,461	Eldorado Gold Corp.	10,732,101
2,625,000	Eldorado Gold Corp. (USD)	11,812,500
2,813,000	First Mining Finance Corp. *	1,654,770
516,000	Fortuna Silver Mines, Inc. *	3,606,548
103,000	Fortuna Silver Mines, Inc. (USD) *	718,940
86,386	Goldcorp, Inc.	1,652,898
1,613,897	Goldcorp, Inc. (USD)	30,873,850
1,368,000	Guyana Goldfields, Inc. *	9,805,085
1,055,000	Guyana Goldfields, Inc. (USD) *	7,432,158
22,559,000	Integra Gold Corp. *	13,968,962
3,480,000	Kinross Gold Corp. (USD) *	17,017,200
1,037,000	Kirkland Lake Gold, Inc. *	8,540,331

See Notes to Financial Statements

25

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Canada: (continued)
3,640,000	Klondex Mines Ltd. *	$13,213,824
662,000	Lundin Gold, Inc. *	2,833,593
817,500	MAG Silver Corp. (USD) *	10,308,675
1,313,852	New Gold, Inc. *	5,745,783
648,630	New Gold, Inc. (USD) *	2,840,999
1,026,170	New Gold, Inc. (USD) * ø	4,494,625
2,723,000	Newcastle Gold Ltd. *	1,580,750
2,130,300	Newmarket Gold, Inc. *	6,265,831
1,232,000	NovaGold Resources, Inc. (USD) *	7,539,840
10,807,375	Orezone Gold Corp. ‡ *	9,536,288
414,615	Osisko Gold Royalties Ltd.	5,420,370
3,595,500	Premier Gold Mines Ltd. *	10,658,899
788,000	Pretium Resources, Inc. *	8,819,598
90,000	Pretium Resources, Inc. (USD) *	1,008,000
359,000	Richmont Mines, Inc. * Reg S	3,331,716
323,000	Richmont Mines, Inc. (USD) *	2,974,830
7,639,500	Roxgold, Inc. * 144A	9,047,126
15,300,000	Rye Patch Gold Corp. * # § 144A ø (a)	2,605,364
11,030,000	Sabina Gold and Silver Corp. ‡ *	9,476,605
5,124,000	Semafo, Inc. *	24,589,806
18,611	Silver Wheaton Corp.	438,067
924,375	Silver Wheaton Corp. (USD)	21,750,544
480,000	Sulliden Mining Capital, Inc. *	139,324
1,054,000	TMAC Resources, Inc. * Reg S	12,196,525
Number of Shares		Value

Canada: (continued)
10,003,000	Torex Gold Resources, Inc. *	$17,885,313
1,945,430	Yamana Gold, Inc.	10,119,037
2,376,578	Yamana Gold, Inc. (USD)	12,358,206
		559,150,981
Mexico: 4.0%
1,540,000	Fresnillo Plc (GBP) #	33,913,073
United Kingdom: 5.4%
2,078,000	African Barrick Gold Ltd. #	12,513,634
11,950,500	Lydian International Ltd. (CAD) *	3,514,989
263,000	Randgold Resources Ltd. (ADR)	29,466,520
		45,495,143
United States: 11.2%
872,000	Newmont Mining Corp.	34,112,640
427,100	Royal Gold, Inc.	30,759,742
251,915	Tahoe Resources, Inc. (CAD)	3,773,022
1,407,000	Tahoe Resources, Inc. (CAD) ø	21,073,145
342,000	Tahoe Resources, Inc.	5,119,740
		94,838,289
Total Common Stocks (Cost: $506,441,279)		835,423,402
MONEY MARKET FUND: 0.5% (Cost: $4,789,753)
4,789,753	AIM Treasury Portfolio – Institutional Class	4,789,753
Total Investments: 99.2% (Cost: $511,231,032)		840,213,155
Other assets less liabilities: 0.8%		6,383,083
NET ASSETS: 100.0%		$846,596,238

See Notes to Financial Statements

26

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

(a)	Subscription Receipts — each subscription receipt will entitle the Fund to receive one common share of Rye Patch Gold Corp.
‡	Affiliated issuer — as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $137,140,284 which represents 16.2% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $2,605,364 which represents 0.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $11,652,490, or 1.4% of net assets.
ø	Restricted Security — the aggregate value of restricted securities is $37,598,737, or 4.4% of net assets.

Restricted securities held by the Fund as of June 30, 2016 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Argonaut Gold, Inc.	11/13/2009	2,160,000	$10,383,442	$6,353,187	0.7%
Bear Creek Mining Corp.	08/15/2005	948,000	2,865,287	2,189,880	0.3
Eastmain Resources, Inc.	06/13/2008	1,839,000	2,503,501	882,536	0.1
New Gold, Inc.	06/28/2007	1,026,170	1,298,775	4,494,625	0.5
Rye Patch Gold Corp. (a)	06/08/2016	15,300,000	2,650,394	2,605,364	0.3
Tahoe Resources, Inc.	05/28/2010	1,407,000	8,539,348	21,073,145	2.5
			$28,240,747	$37,598,737	4.4%

See Notes to Financial Statements

27

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector (unaudited)	% of Investments	Value
Diversified Metals & Mining	1.7%	$14,486,474
Gold	88.6	744,439,083
Precious Metals & Minerals	4.7	39,675,071
Silver	4.4	36,822,774
Money Market Fund	0.6	4,789,753
	100.0%	$840,213,155

A summary of the Fund’s transactions in securities of affiliates for the period ended June 30, 2016 is set forth below:

Affiliates	Value 12/31/15	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 06/30/16
Integra Gold Corp.	$5,807,914	$—	$534,236	$228,991	$—	$—	(a)
Orezone Gold Corp.	2,178,094	—	88,777	(49,997)	—	9,536,288
Sabina Gold and Silver Corp.	6,063,901	—	565,873	(349,457)	—	9,476,605
	$14,049,909	$—	$1,188,886	$(170,463)	$—	$19,012,893

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$13,917,703	$88,108,213	$—	$102,025,916
Canada	556,545,617	2,605,364	—	559,150,981
Mexico	—	33,913,073	—	33,913,073
United Kingdom	32,981,509	12,513,634	—	45,495,143
United States	94,838,289	—	—	94,838,289
Money Market Fund	4,789,753	—	—	4,789,753
Total	$703,072,871	$137,140,284	$—	$840,213,155

There were no transfers between levels during the period ended June 30, 2016.

See Notes to Financial Statements

28

[This page intentionally left blank.]

GLOBAL HARD ASSETS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (unaudited)

Assets:
Investments, at value (1)	$2,469,721,994
Cash	70,563
Receivables:
Shares of beneficial interest sold	10,628,872
Dividends	1,542,602
Prepaid expenses	46,959
Other assets	1,289
Total assets	2,482,012,279
Liabilities:
Payables:
Shares of beneficial interest redeemed	5,945,218
Due to Adviser	1,972,796
Due to Distributor	153,130
Deferred Trustee fees	986,006
Accrued expenses	1,140,277
Total liabilities	10,197,427
NET ASSETS	$2,471,814,852
Net Assets consist of:
Aggregate paid in capital	$3,181,665,521
Net unrealized appreciation	165,275,577
Accumulated net investments loss	(1,261,974)
Accumulated net realized loss	(873,864,272)
$2,471,814,852
(1) Cost of Investments — unaffiliated issuers	$2,304,446,499

See Notes to Financial Statements

30

STATEMENT OF ASSETS AND LIABILITIES

(unaudited) (continued)

Class A Shares:
Net Assets	$438,773,562
Shares of beneficial interest outstanding	13,243,574
Net asset value and redemption price per share	$33.13
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$35.15
Class C Shares:
Net Assets	$97,427,779
Shares of beneficial interest outstanding	3,375,100
Net asset value, offering and redemption price per share (Redemption may be subject to a contingent deferred sales charge within the first year of ownership)	$28.87
Class I Shares:
Net Assets	$1,640,569,448
Shares of beneficial interest outstanding	47,492,781
Net asset value, offering and redemption price per share	$34.54
Class Y Shares:
Net Assets	$295,044,063
Shares of beneficial interest outstanding	8,772,761
Net asset value, offering and redemption price per share	$33.63

See Notes to Financial Statements

31

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (unaudited)

Assets:
Investments, at value
Unaffiliated issuers (1)	$821,200,262
Affiliated issuers (2)	19,012,893
Cash	24,869
Cash denominated in foreign currency, at value	3,066,149
Receivables:
Investments sold	9,362,791
Shares of beneficial interest sold	9,261,908
Dividends and interest	152,239
Prepaid expenses	57,418
Total assets	862,138,529
Liabilities:
Payables:
Investments purchased	9,444,122
Shares of beneficial interest redeemed	4,468,855
Due to Adviser	466,829
Due to Distributor	116,481
Deferred Trustee fees	174,536
Accrued expenses	871,468
Total liabilities	15,542,291
NET ASSETS	$846,596,238
Net Assets consist of:
Aggregate paid in capital	$897,967,257
Net unrealized appreciation	328,971,831
Accumulated net investments loss	(52,199,071)
Accumulated net realized loss	(328,143,779)
$846,596,238
(1) Cost of Investments — unaffiliated issuers	$485,690,719
(2) Cost of Investments — affiliated issuers	$25,540,313
(3) Cost of cash denominated in foreign currency	$3,050,214

See Notes to Financial Statements

32

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

(unaudited) (continued)

Class A Shares:
Net Assets	$396,807,412
Shares of beneficial interest outstanding	32,906,679
Net asset value and redemption price per share	$12.06
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$12.80
Class C Shares:
Net Assets	$65,784,195
Shares of beneficial interest outstanding	6,103,805
Net asset value, offering and redemption price per share (Redemption may be subject to a contingent deferred sales charge within the first year of ownership)	$10.78
Class I Shares:
Net Assets	$299,277,143
Shares of beneficial interest outstanding	19,825,993
Net asset value, offering and redemption price per share	$15.10
Class Y Shares:
Net Assets	$84,727,488
Shares of beneficial interest outstanding	6,920,763
Net asset value, offering and redemption price per share	$12.24

See Notes to Financial Statements

33

GLOBAL HARD ASSETS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (unaudited)

Income:
Dividends	$11,415,025
Foreign taxes withheld	(313,306)
Total income	11,101,719
Expenses:
Management fees	10,679,602
Distribution fees – Class A	451,241
Distribution fees – Class C	448,939
Transfer agent fees – Class A	292,097
Transfer agent fees – Class C	72,718
Transfer agent fees – Class I	47,336
Transfer agent fees – Class Y	164,770
Custodian fees	21,470
Professional fees	164,088
Registration fees – Class A	5,939
Registration fees – Class C	9,442
Registration fees – Class I	14,832
Registration fees – Class Y	5,139
Reports to shareholders	68,634
Insurance	101,753
Trustees’ fees and expenses	150,199
Interest	254
Other	28,909
Total expenses	12,727,362
Waiver of management fees	(665,702)
Net expenses	12,061,660
Net investment loss	(959,941)
Net realized loss on:
Investments sold	(274,834,918)
Foreign currency transactions and foreign denominated assets and liabilities	(17,702)
Net realized loss	(274,852,620)
Net change in unrealized appreciation on:
Investments	833,533,198
Foreign currency transactions and foreign denominated assets and liabilities	12,587
Net change in unrealized appreciation	833,545,785
Net Increase in Net Assets Resulting from Operations	$557,733,224

See Notes to Financial Statements

34

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (unaudited)

Income:
Dividends – unaffiliated issuers	$1,901,178
Interest	21
Foreign taxes withheld	(170,336)
Total income	1,730,863
Expenses:
Management fees	2,272,341
Distribution fees – Class A	352,596
Distribution fees – Class C	230,030
Transfer agent fees – Class A	152,561
Transfer agent fees – Class C	29,872
Transfer agent fees – Class I	8,505
Transfer agent fees – Class Y	28,070
Administration fees	780,887
Custodian fees	11,872
Professional fees	46,214
Registration fees – Class A	5,575
Registration fees – Class C	11,295
Registration fees – Class I	4,821
Registration fees – Class Y	5,558
Reports to shareholders	35,914
Insurance	16,118
Trustees’ fees and expenses	7,733
Interest	2,630
Other	2,410
Total expenses	4,005,002
Waiver of management fees	(43,222)
Net expenses	3,961,780
Net investment loss	(2,230,917)
Net realized loss on:
Investments sold — unaffiliated issuers	(28,116,268)
Investments sold — affiliated issuers	(170,463)
Foreign currency transactions and foreign denominated assets and liabilities	(44,727)
Net realized loss	(28,331,458)
Net change in unrealized appreciation (depreciation) on:
Investments	471,387,321
Foreign currency transactions and foreign denominated assets and liabilities	(9,601)
Net change in unrealized appreciation	471,377,720
Net Increase in Net Assets Resulting from Operations	$440,815,345

See Notes to Financial Statements

35

GLOBAL HARD ASSETS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2016	2015
	(unaudited)
Operations:
Net investment income (loss)	$(959,941)	$10,700,284
Net realized loss	(274,852,620)	(424,741,739)
Net change in unrealized appreciation (depreciation)	833,545,785	(649,515,970)
Net increase (decrease) in net assets resulting from operations	557,733,224	(1,063,557,425)
Dividends to shareholders from:
Net investment income
Class A Shares	—	(1,664,109)
Class C Shares	—	(530,168)
Class I Shares	—	(6,633,313)
Class Y Shares	—	(1,181,996)
Total dividends	—	(10,009,586)
Share transactions:
Proceeds from sale of shares
Class A Shares	107,501,050	171,362,023
Class C Shares	3,245,693	15,693,324
Class I Shares	160,576,018	508,256,988
Class Y Shares	72,407,294	185,358,379
	343,730,055	880,670,714
Reinvestment of dividends
Class A Shares	—	1,380,294
Class C Shares	—	416,616
Class I Shares	—	5,834,274
Class Y Shares	—	847,818
	—	8,479,002
Cost of shares redeemed
Class A Shares	(82,545,810)	(277,348,364)
Class C Shares	(17,363,959)	(74,872,257)
Class I Shares	(206,097,348)	(633,290,395)
Class Y Shares	(70,148,699)	(196,970,210)
	(376,155,816)	(1,182,481,226)
Net decrease in net assets resulting from share transactions	(32,425,761)	(293,331,510)
Total increase (decrease) in net assets	525,307,463	(1,366,898,521)
Net Assets:
Beginning of period	1,946,507,389	3,313,405,910
End of period #	$2,471,814,852	$1,946,507,389
# Including accumulated net investment loss	$(1,261,974)	$(302,032)

See Notes to Financial Statements

36

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2016	2015
	(unaudited)
Operations:
Net investment loss	$(2,230,917)	$(2,269,869)
Net realized loss	(28,331,458)	(66,433,984)
Net change in unrealized appreciation (depreciation)	471,377,720	(61,216,077)
Net increase (decrease) in net assets resulting from operations	440,815,345	(129,919,930)
Share transactions:
Proceeds from sale of shares
Class A Shares	51,273,229	54,649,631
Class C Shares	7,793,470	7,848,958
Class I Shares	13,750,837	104,403,776
Class Y Shares	42,164,377	20,905,629
	114,981,913	187,807,994
Cost of shares redeemed
Class A Shares	(56,842,118)	(65,318,384)
Class C Shares	(6,875,275)	(16,217,770)
Class I Shares	(79,404,568)	(39,592,506)
Class Y Shares	(23,150,851)	(26,737,096)
	(166,272,812)	(147,865,756)
Net increase (decrease) in net assets resulting from share transactions	(51,290,899)	39,942,238
Total increase (decrease) in net assets	389,524,446	(89,977,692)
Net Assets:
Beginning of period	457,071,792	547,049,484
End of period #	$846,596,238	$457,071,792
# Including accumulated net investment loss	$(52,199,071)	$(49,968,154)

See Notes to Financial Statements

37

GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six
	Months Ended		Class A
	June 30,		Year Ended December 31,
	2016		2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$25.76		$38.89	$48.31	$43.64	$43.34	$52.33
Income from investment operations:
Net investment income (loss)	(0.05)		0.05 (b)	(0.07)	(0.15)	0.05	(0.18	)(b)
Net realized and unrealized gain (loss) on investments	7.42		(13.05)	(9.31)	4.84	1.03	(8.52)
Total from investment operations	7.37		(13.00)	(9.38)	4.69	1.08	(8.70)
Less dividends and distributions from:
Net investment income	—		(0.13)	(0.04)	(0.02)	(0.25)	(0.05)
Net realized gains	—		—	—	—	(0.53)	(0.24)
Total dividends and distributions	—		(0.13)	(0.04)	(0.02)	(0.78)	(0.29)
Net asset value, end of period	$33.13		$25.76	$38.89	$48.31	$43.64	$43.34
Total return (a)	28.61	%(c)	(33.42)%	(19.41)%	10.74%	2.49%	(16.63)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$438,774		$321,875	$609,885	$1,025,779	$1,219,828	$1,673,303
Ratio of gross expenses to average net assets	1.46	%(d)	1.36%	1.43%	1.45%	1.45%	1.37%
Ratio of net expenses to average net assets	1.38	%(d)	1.36%	1.38%	1.38%	1.38%	1.37%
Ratio of net expenses, excluding interest expense, to average net assets	1.38	%(d)	1.36%	1.38%	1.38%	1.38%	1.37%
Ratio of net investment income (loss) to average net assets	(0.34	)%(d)	0.14%	(0.12)%	(0.00)%	0.32%	(0.36)%
Portfolio turnover rate	19	%(c)	26%	36%	33%	27%	40%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

38

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six
	Months Ended		Class C
	June 30,		Year Ended December 31,
	2016		2015		2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$22.53		$34.32		$42.99	$39.15	$39.29	$47.82
Income from investment operations:
Net investment loss	(0.15)		(0.21	)(b)	(0.48)	(0.56)	(0.29)	(0.51	)(b)
Net realized and unrealized gain (loss) on investments	6.49		(11.45)		(8.15)	4.42	0.93	(7.73)
Total from investment operations	6.34		(11.66)		(8.63)	3.86	0.64	(8.24)
Less dividends and distributions from:
Net investment income	—		(0.13)		(0.04)	(0.02)	(0.25)	(0.05)
Net realized gains	—		—		—	—	(0.53)	(0.24)
Total dividends and distributions	—		(0.13)		(0.04)	(0.02)	(0.78)	(0.29)
Net asset value, end of period	$28.87		$22.53		$34.32	$42.99	$39.15	$39.29
Total return (a)	28.14	%(c)	(33.96)%		(20.07)%	9.85%	1.63%	(17.23)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$97,428		$88,945		$202,213	$337,441	$418,077	$515,433
Ratio of gross expenses to average net assets	2.23	%(d)	2.16%		2.19%	2.23%	2.21%	2.12%
Ratio of net expenses to average net assets	2.20	%(d)	2.16%		2.19%	2.20%	2.20%	2.12%
Ratio of net expenses, excluding interest expense, to average net assets	2.20	%(d)	2.16%		2.19%	2.20%	2.20%	2.12%
Ratio of net investment loss to average net assets	(1.15	)%(d)	(0.67)%		(0.93)%	(0.82)%	(0.48)%	(1.10)%
Portfolio turnover rate	19	%(c)	26%		36%	33%	27%	40%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

39

GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six
	Months Ended		Class I
	June 30,		Year Ended December 31,
	2016		2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$26.80		$40.31	$49.89	$44.89	$44.40	$53.40
Income from investment operations:
Net investment income	0.01		0.18 (b)	0.13	0.22	0.37	0.01 (b)
Net realized and unrealized gain (loss) on investments	7.73		(13.56)	(9.67)	4.80	0.90	(8.72)
Total from investment operations	7.74		(13.38)	(9.54)	5.02	1.27	(8.71)
Less dividends and distributions from:
Net investment income	—		(0.13)	(0.04)	(0.02)	(0.25)	(0.05)
Net realized gains	—		—	—	—	(0.53)	(0.24)
Total dividends and distributions	—		(0.13)	(0.04)	(0.02)	(0.78)	(0.29)
Net asset value, end of period	$34.54		$26.80	$40.31	$49.89	$44.89	$44.40
Total return (a)	28.88	%(c)	(33.18)%	(19.12)%	11.17%	2.86%	(16.31)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,640,569		$1,307,353	$2,142,879	$2,340,890	$1,943,088	$1,637,440
Ratio of gross expenses to average net assets	1.06	%(d)	1.04%	1.02%	1.03%	1.02%	1.01%
Ratio of net expenses to average net assets	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net expenses, excluding interest expense, to average net assets	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.04	%(d)	0.50%	0.27%	0.39%	0.76%	0.02%
Portfolio turnover rate	19	%(c)	26%	36%	33%	27%	40%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

40

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six
	Months Ended		Class Y
	June 30,		Year Ended December 31,
	2016		2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$26.11		$39.33	$48.74	$43.92	$43.50	$52.41
Income from investment operations:
Net investment income (loss)	(0.01)		0.13 (b)	0.06	0.10	0.35	0.01 (b)
Net realized and unrealized gain (loss) on investments	7.53		(13.22)	(9.43)	4.74	0.85	(8.63)
Total from investment operations	7.52		(13.09)	(9.37)	4.84	1.20	(8.62)
Less dividends and distributions from:
Net investment income	—		(0.13)	(0.04)	(0.02)	(0.25)	(0.05)
Net realized gains	—		—	—	—	(0.53)	(0.24)
Total dividends and distributions	—		(0.13)	(0.04)	(0.02)	(0.78)	(0.29)
Net asset value, end of period	$33.63		$26.11	$39.33	$48.74	$43.92	$43.50
Total return (a)	28.80	%(c)	(33.27)%	(19.22)%	11.01%	2.76%	(16.45)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$295,044		$228,335	$358,429	$429,829	$388,310	$274,811
Ratio of gross expenses to average net assets	1.19	%(d)	1.15%	1.16%	1.19%	1.16%	1.17%
Ratio of net expenses to average net assets	1.13	%(d)	1.13%	1.13%	1.13%	1.13%	1.13%
Ratio of net expenses, excluding interest expense, to average net assets	1.13	%(d)	1.13%	1.13%	1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets	(0.09	)%(d)	0.37%	0.13%	0.24%	0.65%	0.01%
Portfolio turnover rate	19	%(c)	26%	36%	33%	27%	40%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

41

INTERNATIONAL INVESTORS GOLD FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six
	Months Ended		Class A
	June 30,		Year Ended December 31,
	2016		2015		2014		2013		2012		2011
	(unaudited)
Net asset value, beginning of period	$ 6.03		$ 8.00		$ 8.52		$16.81		$19.08		$24.70
Income from investment operations:
Net investment loss	(0.04	)(b)	(0.04	)(b)	(0.09	)(b)	(0.06	)(b)	(0.10	)(b)	(0.16	)(b)
Net realized and unrealized gain (loss) on investments	6.07		(1.93)		(0.43)		(8.16)		(1.75)		(5.15)
Total from investment operations	6.03		(1.97)		(0.52)		(8.22)		(1.85)		(5.31)
Less dividends and distributions from:
Net investment income	—		—		—		(0.07)		—		(0.31)
Net realized gains	—		—		—		—		(0.42)		—
Total dividends and distributions	—		—		—		(0.07)		(0.42)		(0.31)
Net asset value, end of period	$12.06		$ 6.03		$ 8.00		$ 8.52		$16.81		$19.08
Total return (a)	100.00	%(c)	(24.63)%		(6.10)%		(48.91)%		(9.61)%		(21.52)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$396,807		$204,987		$281,580		$339,483		$811,802		$988,039
Ratio of gross expenses to average net assets	1.37	%(d)	1.43%		1.47%		1.46%		1.29%		1.20%
Ratio of net expenses to average net assets	1.37	%(d)	1.43%		1.45%		1.45%		1.29%		1.20%
Ratio of net expenses, excluding interest expense, to average net assets	1.37	%(d)	1.43%		1.45%		1.45%		1.29%		1.20%
Ratio of net investment loss to average net assets	(0.82	)%(d)	(0.54)%		(0.88)%		(0.54)%		(0.52)%		(0.68)%
Portfolio turnover rate	19	%(c)	45%		43%		40%		30%		24%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

42

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six
	Months Ended		Class C
	June 30,		Year Ended December 31,
	2016		2015		2014		2013		2012		2011
	(unaudited)
Net asset value, beginning of period	$ 5.41		$ 7.24		$ 7.76		$15.44		$17.71		$23.13
Income from investment operations:
Net investment loss	(0.06	)(b)	(0.09	)(b)	(0.15	)(b)	(0.14	)(b)	(0.22	)(b)	(0.31	)(b)
Net realized and unrealized gain (loss) on investments	5.43		(1.74)		(0.37)		(7.47)		(1.63)		(4.80)
Total from investment operations	5.37		(1.83)		(0.52)		(7.61)		(1.85)		(5.11)
Less dividends and distributions from:
Net investment income	—		—		—		(0.07)		—		(0.31)
Net realized gains	—		—		—		—		(0.42)		—
Total dividends and distributions	—		—		—		(0.07)		(0.42)		(0.31)
Net asset value, end of period	$10.78		$ 5.41		$ 7.24		$ 7.76		$15.44		$17.71
Total return (a)	99.26	%(c)	(25.28)%		(6.70)%		(49.29)%		(10.36)%		(22.11)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$65,784		$32,556		$52,916		$65,979		$174,907		$221,214
Ratio of gross expenses to average net assets	2.18	%(d)	2.22%		2.34%		2.30%		2.09%		1.96%
Ratio of net expenses to average net assets	2.18	%(d)	2.20%		2.20%		2.20%		2.09%		1.96%
Ratio of net expenses, excluding interest expense, to average net assets	2.18	%(d)	2.20%		2.20%		2.20%		2.09%		1.96%
Ratio of net investment loss to average net assets	(1.64	)%(d)	(1.31)%		(1.63)%		(1.29)%		(1.33)%		(1.43)%
Portfolio turnover rate	19	%(c)	45%		43%		40%		30%		24%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

43

INTERNATIONAL INVESTORS GOLD FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six
	Months Ended		Class I
	June 30,		Year Ended December 31,
	2016		2015		2014		2013		2012		2011
	(unaudited)
Net asset value, beginning of period	$ 7.54		$ 9.95		$10.54		$20.67		$23.28		$29.97
Income from investment operations:
Net investment loss	(0.02	)(b)	(0.01	)(b)	(0.05	)(b)	(0.01	)(b)	(0.04	)(b)	(0.10	)(b)
Net realized and unrealized gain (loss) on investments	7.58		(2.40)		(0.54)		(10.05)		(2.15)		(6.28)
Total from investment operations	7.56		(2.41)		(0.59)		(10.06)		(2.19)		(6.38)
Less dividends and distributions from:
Net investment income	—		—		—		(0.07)		—		(0.31)
Net realized gains	—		—		—		—		(0.42)		—
Total dividends and distributions	—		—		—		(0.07)		(0.42)		(0.31)
Net asset value, end of period	$15.10		$7.54		$9.95		$10.54		$20.67		$23.28
Total return (a)	100.27	%(c)	(24.22)%		(5.60)%		(48.67)%		(9.34)%		(21.30)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$299,277		$191,444		$166,371		$160,524		$166,567		$111,604
Ratio of gross expenses to average net assets	1.02	%(d)	1.07%		1.07%		1.08%		0.96%		0.91%
Ratio of net expenses to average net assets	1.00	%(d)	1.00%		1.00%		1.00%		0.96%		0.91%
Ratio of net expenses, excluding interest expense, to average net assets	0.99	%(d)	1.00%		1.00%		1.00%		0.96%		0.91%
Ratio of net investment loss to average net assets	(0.43	)%(d)	(0.13)%		(0.43)%		(0.08)%		(0.20)%		(0.35)%
Portfolio turnover rate	19	%(c)	45%		43%		40%		30%		24%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

44

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six
	Months Ended		Class Y
	June 30,		Year Ended December 31,
	2016		2015		2014		2013		2012		2011
	(unaudited)
Net asset value, beginning of period	$ 6.12		$ 8.08		$ 8.58		$16.88		$19.12		$24.72
Income from investment operations:
Net investment income (loss)	(0.03	)(b)	(0.02	)(b)	(0.06	)(b)	(0.03	)(b)	(0.06	)(b)	(0.08	)(b)
Net realized and unrealized gain (loss) on investments	6.15		(1.94)		(0.44)		(8.20)		(1.76)		(5.21)
Total from investment operations	6.12		(1.96)		(0.50)		(8.23)		(1.82)		(5.29)
Less dividends and distributions from:
Net investment income	—		—		—		(0.07)		—		(0.31)
Net realized gains	—		—		—		—		(0.42)		—
Total dividends and distributions	—		—		—		(0.07)		(0.42)		(0.31)
Net asset value, end of period	$12.24		$ 6.12		$ 8.08		$ 8.58		$16.88		$19.12
Total return (a)	100.00	%(c)	(24.26)%		(5.83)%		(48.76)%		(9.44)%		(21.42)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$84,727		$28,084		$46,183		$34,096		$96,108		$78,106
Ratio of gross expenses to average net assets	1.13	%(d)	1.21%		1.31%		1.34%		1.08%		1.10%
Ratio of net expenses to average net assets	1.10	%(d)	1.10%		1.13%		1.20%		1.08%		1.10%
Ratio of net expenses, excluding interest expense, to average net assets	1.10	%(d)	1.10%		1.13%		1.20%		1.08%		1.10%
Ratio of net investment loss to average net assets	(0.57	)%(d)	(0.21)%		(0.55)%		(0.30)%		(0.31)%		(0.34)%
Portfolio turnover rate	19	%(c)	45%		43%		40%		30%		24%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

45

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) (formerly known as Van Eck Funds) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The Trust operates as a series fund currently comprised of seven portfolios. These financial statements relate only to the following investment portfolios: Global Hard Assets Fund and International Investors Gold Fund (collectively the “Funds” and each a “Fund”). The International Investors Gold Fund is classified as non-diversified fund and may effect certain investments through the Gold Series Fund I Subsidiary (a wholly-owned “Subsidiary”). The Global Hard Assets Fund is a diversified fund and seeks long-term capital appreciation by investing primarily in hard asset securities. The International Investors Gold Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies or directly in gold bullion and other metals. Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask
46

prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p. m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and is categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.
47

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value each Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The Gold Series Fund I Subsidiary, a Cayman Islands exempted company, was incorporated on November 7, 2011. Consolidated financial statements of the International Investors Gold Fund, present the financial position and results of operation for the Fund and its wholly-owned Subsidiary. All interfund account balances and transactions between parent and subsidiary have been eliminated in consolidation. As of June 30, 2016, the International Investors Gold Fund held $77,021 in its Subsidiary, representing 0.01% of the Fund’s net assets.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the U.S. Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The wholly-owned subsidiary of the International Investors Gold Fund is classified as a controlled foreign corporation (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly-owned CFC, its net income and capital gain, to the extent of its
48

earnings and profits, will be included each year in the International Investors Gold Fund investment company taxable income. Net losses of the CFC cannot be deducted by the International Investors Gold Fund in the current year nor carried forward to offset taxable income in future years.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gains (loss) on forward foreign currency contracts, foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions for the Funds are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

F.	Other—Security transactions are accounted for on trade date. Realized gains and losses are calculated on the specific identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Estimated foreign taxes that are expected to be withheld from proceeds at the sale of certain foreign investments are accrued by the Funds and decrease the unrealized gain on investments. Income, expenses (excluding class-specific expenses), realized and unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under
49

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

G.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each Fund’s Schedule of Investments.

H.	Use of Derivative Instruments—The Funds may investment in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. At June 30, 2016, the Funds held no derivative instruments.

I.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting agreements or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received from or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments. At June 30, 2016, the Funds held no financial instruments that would require additional disclosure.
50

Note 3—Investment Management and Other Agreements—The Van Eck Associates Corporation (“VEAC”) is the investment adviser (the “Adviser”) to the Global Hard Assets Fund and International Investors Gold Fund.

The Adviser receives a management fee, calculated daily and payable monthly based on the Funds’ average daily net assets:

Fund	Annual Rate
Global Hard Assets Fund	1.00% of the first $2.5 billion and 0.90% thereafter
International Investors Gold Fund	0.75% of the first $500 million, 0.65% on the next $250 million and 0.50% thereafter

The Adviser has agreed, through May 1, 2017, to voluntarily waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, interest and dividend payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The current expense limitations and the amounts waived by the Adviser for the period ended June 30, 2016, are as follows:

Fund	Expense Limitations	Waiver of Management Fees
Global Hard Assets Fund
Class A	1.38%	$153,762
Class C	2.20	16,035
Class I	1.00	425,202
Class Y	1.13	70,703
International Investors Gold Fund
Class A	1.45%	$—
Class C	2.20	—
Class I	1.00	34,157
Class Y	1.10	9,065

The Adviser also performs accounting and administrative services for the International Investors Gold Fund. The Adviser is paid a monthly fee at a rate of 0.25% per year on the first $750 million of the average daily net assets of the Fund and 0.20% per year of the average daily net assets in excess of $750 million. During the period ended June 30, 2016, the Adviser received $780,887 from the International Investors Gold Fund pursuant to this contract.

For the period ended June 30, 2016, VanEck Securities Corporation (the “Distributor”), an affiliate of the Adviser, received a total of $747,946 in sales loads relating to the sale of shares of the Funds, of which $646,051 was reallowed to broker/dealers and the remaining $101,895 was retained by the Distributor.

51

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

Note 4—Investments—The cost of purchases and proceeds from sales of investments, excluding short-term investments, for the period ended June 30, 2016 were as follows:

	Cost of	Proceeds from
	Investments	Investments
Fund	Purchased	Sold
Global Hard Assets Fund	$399,146,483	$489,401,414
International Investors Gold Fund	116,597,886	173,984,037

During the period ended June 30, 2016, Global Hard Assets Fund engaged in purchases and sales of investments with funds or other accounts that are managed by the Adviser (or an affiliate of the Adviser). These purchase and sale transactions complied with Rule 17a-7 under the Act and aggregated to $0 and $23,635,279, respectively.

Note 5—Income Taxes—As of June 30, 2016, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

		Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation
Fund	Investments	Appreciation	Depreciation	(Depreciation)
Global Hard Assets Fund	$2,338,005,584	$696,245,781	$(564,529,371)	$131,716,410
International Investors Gold Fund	580,926,114	375,263,391	(115,976,350)	259,287,041

The tax character of dividends and distributions paid to shareholders during the year ended December 31, 2015 were as follows:

Fund	Ordinary Income
Global Hard Assets Fund	$10,009,586
International Investors Gold Fund	—

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2015, the following Funds had capital loss carryforwards available to offset future capital gains as follows:

	Post-Effective-	Post-Effective-
	No Expiration	No Expiration
	Short-Term	Long-Term
Fund	Capital Losses	Capital Losses
Global Hard Assets Fund	$(98,969,500)	$(466,483,067)
International Investors Gold Fund	(102,733,395)	(177,222,396)
52

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2016, the Funds did not incur any interest or penalties.

Note 6—Concentration of Risk—The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers. Changes in laws or government regulation by the United States and/or the Cayman Islands could adversely affect the operations of the Funds. The Global Hard Assets Fund and the International Investors Gold Fund may concentrate their investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal and by investing in gold bullion and coins. In addition, the International Investors Gold Fund may invest up to 25% of its net assets in gold and silver coins, gold, silver, platinum and palladium bullion and exchange traded funds that invest in such coins and bullion and derivatives on the foregoing. Since the Funds may so concentrate, they may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

Note 7—12b-1 Plans of Distribution—Pursuant to Rule 12b-1 Plans of Distribution (the “Plan”), the Funds are authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts and payments to the Distributor, for reimbursement of other actual promotion and distribution expenses incurred

53

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

by the Distributor on behalf of the Funds. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and 1.00% of average daily net assets for Class C Shares.

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):

	Global Hard Assets Fund		International Investors Gold Fund
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
Class A
Shares sold	3,724,855	4,912,571	5,907,555	7,925,773
Shares reinvested	—	54,687	—	—
Shares redeemed	(2,978,422)	(8,152,913)	(6,969,838)	(9,147,264)
Net increase (decrease)	746,433	(3,185,655)	(1,062,283)	(1,221,491)
Class C
Shares sold	135,393	512,593	962,928	1,237,339
Shares reinvested	—	18,860	—	—
Shares redeemed	(707,858)	(2,475,153)	(871,817)	(2,537,793)
Net increase (decrease)	(572,465)	(1,943,700)	91,111	(1,300,454)
Class I
Shares sold	5,798,763	14,139,513	1,321,613	13,321,668
Shares reinvested	—	222,173	—	—
Shares redeemed	(7,083,867)	(18,738,194)	(6,889,422)	(4,653,151)
Net increase (decrease)	(1,285,104)	(4,376,508)	(5,567,809)	8,668,517
Class Y
Shares sold	2,576,239	5,378,564	4,769,147	2,772,954
Shares reinvested	—	33,131	—	—
Shares redeemed	(2,547,911)	(5,779,563)	(2,439,028)	(3,895,831)
Net increase (decrease)	28,328	(367,868)	2,330,119	(1,122,877)

Note 9—Bank Line of Credit—The Trust participates with VanEck VIP Trust (another registered investment company managed by Adviser) (the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Funds and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates

54

based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2016, the following Fund borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of June 30, 2016

International Investors Gold Fund	19	$3,604,003	1.69%	$—

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 11—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

55

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited)

CM COMMODITY INDEX FUND
EMERGING MARKETS FUND

GLOBAL HARD ASSETS FUND

INTERNATIONAL INVESTORS GOLD FUND
LONG/SHORT EQUITY INDEX FUND
UNCONSTRAINED EMERGING MARKETS BOND FUND
(each a “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 23, 2016, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between each Fund and its investment adviser, Van Eck Absolute Return Advisers Corporation (“VEARA”) for CM Commodity Index Fund (“CMCI”) and Van Eck Associates Corporation (“VEAC”) for each other Fund (VEARA and VEAC, together with their affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on June 2, 2016 and June 22 and 23, 2016 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;
56

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing each Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2016 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”), (iii) an appropriate benchmark index, (iv) for the Global Hard Assets Fund, an additional benchmark index that includes relevant exposures not otherwise reflected in the benchmark index (the “GHA Additional Index”) and (v) for the Unconstrained Emerging Markets Bond Fund, two additional benchmark indexes, each of which comprises 50% of the Fund’s benchmark index (each an “UEMBF Additional Index”);

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of each Fund during its fiscal year ended December 31, 2015 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	A supplemental report prepared by an independent consultant comparing total management fee rates, which include both advisory and administrative fee rates on a combined basis (the
57

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited) (continued)

“Management Fee Rates”), and, separately, the administrative fee rates and advisory fee rates with respect to a representative class of shares of each of the Emerging Markets Fund and International Investors Gold Fund during its fiscal year ended December 31, 2015 with those of each Fund’s (i) Expense Category and (ii) Expense Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of each Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third
58

party service providers), the Adviser’s cybersecurity response policy which is being finalized and will document the Adviser’s processes for the suitable escalation, remediation and communication of a cybersecurity event and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in a Fund by the Adviser’s investment personnel;

■	Descriptions of the processes that the Adviser uses to evaluate and monitor the liquidity of fixed-income instruments and information regarding the actions the Adviser has taken with respect to risk management and disclosure matters relating to changing fixed income market conditions;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Funds with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to each Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Funds);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as each Fund’s

59

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited) (continued)

custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder, including, with respect to CMCI, the undertaking by VEAC to guarantee the performance of VEARA’s obligations under the Advisory Agreement; (4) the willingness of the Adviser to reduce the overall expenses of each Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of each Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for each Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, hedge funds, separate accounts and UCITs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as a Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for each Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2016, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2015.

60

CM Commodity Index Fund

Performance. The Board noted that the Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index (the “UBS Index”) and that the Fund had underperformed the UBS Index over the one-, three- and five-year periods. The Board also noted that differences between the performance of the Fund and the performance of the UBS Index during the relevant time periods since the inception of the Fund have been reasonable in light of the impact of cash flows on the performance of the Fund. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were lower than the median advisory fee rates and total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Emerging Markets Fund

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Category and Performance Peer Group medians over the three- and five-year periods and its Performance Category median for the ten-year period, but had underperformed its Performance Category and Performance Peer Group medians for the one-year period and its Performance Peer Group median for the ten-year period. The Board also noted that the Fund had outperformed its benchmark index over the three-, five- and ten-year periods, but had underperformed its benchmark index over the one-year period. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rates of its Expense Category and Expense Peer Group. The Board also noted that the Fund’s total expense ratio, net of

61

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited) (continued)

waivers or reimbursements, and its Management Fee Rate (which includes both advisory and administrative fee rates) were lower than the median expense ratios and Management Fee Rates of its Expense Category and Expense Peer Group. The Board further noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Global Hard Assets Fund

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Category and Performance Peer Group medians over the ten-year period, but had underperformed its Performance Category and Performance Peer Group medians over the one-, three- and five-year periods. The Board also noted that the Fund had underperformed its benchmark index for all periods under review. The Board further noted that the Fund had outperformed the GHAF Additional Index for the ten-year period, but had underperformed the GHAF Additional Index for the one-, three- and five-year periods. The Board noted that the Fund’s performance in recent years has been adversely affected by a prevailing bear market for commodities and that the Adviser is actively evaluating various investment techniques that may be used to enhance returns in such “risk-off” market environments. The Board concluded that additional time is needed for the Adviser to complete its evaluation of these techniques and to implement appropriate actions in light of such evaluation.

Fees and Expenses. The Board noted that the fee rate payable for advisory services was higher than the median advisory fee rates of its Expenses Category and Expense Peer Group, and that the Fund’s total expense ratio, net of waivers or reimbursements, was lower than the median expense ratio of its Expense Category but higher than the median expense ratio of its Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided

62

by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

International Investors Gold Fund

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Category and Performance Peer Group medians over the five- and ten-year periods, but had underperformed its Performance Category and Performance Peer Group medians for the one- and three-year periods. The Board also noted that the Fund had outperformed its benchmark index for the three-, five- and ten-year periods, but had underperformed its benchmark index for the one-year period. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board regarding material factors that contributed to the Fund’s underperformance in recent periods, the Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rates of its Expense Category and Expense Peer Group, but that the Fund’s total expense ratio, net of waivers or reimbursements, and its Management Fee Rate (which includes both advisory and administrative fee rates) were higher than the median expense ratios and Management Fee Rates of its Expense Category and Expense Peer Group. The Board further noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Long/Short Equity Index Fund

Performance. The Board noted that the Fund seeks to track, before fees and expenses, the performance of the MVIS North America Long/Short Equity Index (formerly known as the Market Vectors North America Long/Short Equity Index) (the “L/S Index”) and that the Fund had underperformed the L/S Index over the one-year period. The Board also noted that the difference between the performance of the Fund and the performance of the L/S Index during the one-year

63

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited) (continued)

period is reasonable in light of the impact of cash flows on the performance of the Fund. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, for the Fund were lower than the median advisory fee rates and total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Unconstrained Emerging Markets Bond Fund

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had underperformed its Performance Category and Performance Peer Group median and benchmark index for the one- and three-year periods. The Board also noted that the Fund had outperformed one of the UEMBF Additional Indexes and underperformed the other for the three-year period and underperformed both of the UEMBF Additional Indexes for the one-year period. The Board noted that actions have been taken by the Adviser to establish additional risk-control investment guidelines that will limit the Fund’s exposure to certain issuer-specific and country-specific risks. The Board concluded that additional time is needed to evaluate the effectiveness of such actions.

Fees and Expenses. The Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and expense ratios for its Expense Category and Expense Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

64

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Funds invest and the volatility of cash flows into and out of the Funds through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to each Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating each Advisory Agreement and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of an Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of each Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

65

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	GHAIIGSAR

SEMI-ANNUAL REPORT June 30, 2016 (unaudited)

VanEck Funds

Long/Short Equity Index Fund

800.826.2333	vaneck.com

The information contained in this shareholder letter represents the personal opinions of the investment team members and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment team members are as of June 30, 2016.

LONG/SHORT EQUITY INDEX FUND

(unaudited)

Dear Shareholder:

The Long/Short Equity Index Fund (the “Fund”) declined 0.12% (Class A shares, excluding sales charge) for the six months ended June 30, 2016.

As shown in the table below, in the first half of 2016, our methodology produced its returns with a lower volatility than the competing universe of funds. The Fund’s volatility was 5.26% and the competing universe of funds had an average volatility of 9.57%. At the same time, the S&P 500® Index1 had a 13.08% volatility during the period.

Fund, Universe, or Index	Return	Volatility[2]
Long/Short Equity Index Fund	-0.12%	5.26%
MVLSNATR Index[3]	0.54%	5.23%
Morningstar Universe Average[4]	-1.63%	9.57%
SPXT Index	3.84%	13.08%

The MVIS™ North America Long/Short Equity Index (the “Index”) uses a rules-based process and seeks to capture the performance of a group of long/short equity hedge funds that focus on North American companies (“Target Universe”). To accomplish this, each month the Index provider (MV Index Solutions5) implements a two-step process to identify the Target Universe. First, MV Index Solutions identifies an initial universe of North American focused long/short equity hedge funds. Second, MV Index Solutions eliminates outlier hedge funds, typically eliminating more of the underperforming outlier hedge funds, from the initial universe with a patented True Alpha® (True α®) metric that scores and ranks funds based on their risk-adjusted performance over a twelve month period. MV Index Solutions defines outlier hedge funds as those funds with the True Alpha scores for that twelve month period that differ from the average score of the funds that comprise the initial universe to a statistically significant degree. Applying a regression analysis to the returns of the Target Universe, MV Index Solutions determines the long and/or short positions in exchange traded products, including exchange traded funds (ETFs) and exchange traded notes, that, in the aggregate, can best explain the performance of the Target Universe in recent prior periods and, therefore, may track the performance of the Target Universe in future periods. The exclusion of such outliers from the Index computation aims to reduce the volatility of the Index. Finally a regression analysis is used to identify the portfolio of ETFs that comprise the Index and that the Fund holds in the month following the Index computation.

The lower volatility reflected the diversified allocation of the Fund’s assets among debt ETFs, equity ETFs, and cash during the period.

1

LONG/SHORT EQUITY INDEX FUND

(unaudited) (continued)

LSNAX Average Asset Allocation Jan-Jun 2016

Equity	Debt	Cash
30%	17%	53%

The equity allocation itself was split primarily between growth and a blend of growth and value, with only a small portion allocated to pure value.

LSNAX Average Equity Style Allocations Jan-Jun 2016

Growth	Value	Blend
54%	4%	42%

Consumer Discretionary (+29%) and Technology (+39%) were the two largest specific industry allocations with Diversified (+33%) accounting for most of the remainder. Financials (+4%), Healthcare (-4%) and Real Estate (-2%) were also represented during the period.

LSNAX Average Equity Sector Allocations Jan-Jun 2016

	Consumer
Diversified	Discretionary	Technology	Financials	Healthcare	Real Estate
33%	29%	39%	4%	-4%	-2%

Market Overview

In a reversal of the market’s behavior for most of 2015, stocks of energy companies and companies in energy-dependent industries produced the best returns for equity indices in the first half of 2016. Sectors that performed best in 2015 including healthcare, technology and consumer discretionary, lagged energy, materials and industrials in the first six months of 2016. Because the model selects ETFs with positive momentum and low volatility, the Index and thus the Fund have had little exposure to the highly volatile energy, materials, and industrial sectors since mid-2015. The Fund’s low allocation to pure value ETFs, to which energy-related sectors belong, shows this. While this limited losses in 2015, it has limited gains in 2016. Overall, however, it has protected capital better than a majority of similar funds throughout a volatile period.

Outlook

As energy prices have recovered in the first half of 2016, the dichotomy of returns between equity sectors sensitive to energy prices and those not especially responsive to them has diminished, reducing the total volatility of U.S. equity markets. If this trend toward lower equity market volatility continues, the model may increase its total equity allocation. If volatility rises, however, the model will probably continue to produce conservative allocations of assets to protect capital as it has done since mid-2015.

2

The Fund is subject to market risk, including possible loss of principal. Because the Fund is a “fund-of funds,” an investor will indirectly bear the principal risks of the exchange-traded products in which it invests, including but not limited to, risks associated with smaller companies, foreign securities, emerging markets, debt securities, commodities, and derivatives. With respect to derivatives, the use of leverage may magnify losses. The Fund will bear its share of the fees and expenses of the exchange traded products. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in an exchange-traded product. Because the Fund invests in exchange-traded products, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an exchange-traded product’s shares may be higher or lower than the value of its underlying assets, there may be a lack of liquidity in the shares of the exchange-traded product, or trading may be halted by the exchange on which they trade. Debt securities may be subject to credit risk and interest rate risk. Investments in debt securities typically decrease in value when interest rates rise. The Fund may actively engage in short selling, which entails special risks. If the Fund makes short sales in securities that increase in value, the Fund will lose value. Because the Fund seeks to track an index, it is subject to tracking error risk. In addition, the Fund may experience a high portfolio turnover rate. Please see the prospectus and summary prospectus for information on these and other risk considerations.

We look forward to your participation in the Long/Short Equity Index Fund and to helping you meet your investment needs in the future.

Marc S. Freed Portfolio Manager July 25, 2016	David Schassler Deputy Portfolio Manager

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

3

LONG/SHORT EQUITY INDEX FUND

(unaudited) (continued)

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

[1]	The return of the S&P 500 including dividends as recorded under the Bloomberg ticker SPX Index. S&P 500® Total Return Index (SPXT), consisting of 500 widely held common stocks covering industrial, utility, financial, and transportation sectors, is an unmanaged, capitalization-weighted index whose performance figures assume reinvestment of capital gains, dividends, but do not include any fees or expenses. It is not possible to invest directly in an index.

[2]	Annualized standard deviations of daily returns.

[3]	MVIS™ North America Long/Short Equity Index (MVLSNATR), the Fund’s benchmark index, is constructed using a rules-based process and seeks to capture the performance of a group of long/short equity hedge funds that focus on North American companies. This is done by identifying an initial universe of North American focused long/short equity hedge funds, and then eliminating outlier hedge funds, typically eliminating more of the underperforming outlier hedge funds, from the initial universe with a patented True Alpha® (True α®) metric that scores and ranks funds based on their risk-adjusted performance over a twelve month period.

[4]	Funds identified in Morningstar’s Long/Short Equity classification as “A” shares.

[5]	MV Index Solutions GmbH (MVIS), a wholly owned subsidiary of Van Eck Associates Corporation (the “Advisor”), develops, monitors and markets the MVIS Indices, a focused selection of pure-play and investable indices.
4

LONG/SHORT EQUITY INDEX FUND

PERFORMANCE COMPARISON

June 30, 2016 (unaudited)

Average Annual	Class A-LSNAX	Class A-LSNAX
Total Return†	After Max	Before
06/30/2016	Sales Charge[1]	Sales Charge	MVLSNATR	SPXT
Six Months	(5.81)%	(0.12)%	0.54%	3.84%
One Year	(8.79)%	(3.19)%	(2.06)%	3.99%
Life* (annualized)	(1.79)%	0.51%	1.64%	9.05%
Life* (cumulative)	(4.51)%	1.30%	4.24%	24.70%
*	since 12/12/13

Average Annual	Class I-LSNIX	Class I-LSNIX
Total Return†	After Max	Before
06/30/2016	Sales Charge[2]	Sales Charge	MVLSNATR	SPXT
Six Months	n/a	0.12%	0.54%	3.84%
One Year	n/a	(2.84)%	(2.06)%	3.99%
Life* (annualized)	n/a	0.87%	1.64%	9.05%
Life* (cumulative)	n/a	2.23%	4.24%	24.70%
*	since 12/12/13

Average Annual	Class Y-LSNYX	Class Y-LSNYX
Total Return†	After Max	Before
06/30/2016	Sales Charge[3]	Sales Charge	MVLSNATR	SPXT
Six Months	n/a	0.00%	0.54%	3.84%
One Year	n/a	(2.96)%	(2.06)%	3.99%
Life* (annualized)	n/a	0.78%	1.64%	9.05%
Life* (cumulative)	n/a	2.00%	4.24%	24.70%
†	Returns less than one year are not annualized
*	since 12/12/13

The performance quoted represents past performance. Past performance is no guarantee of future results; current performance may be lower or higher than the performance data quoted.

5

LONG/SHORT EQUITY INDEX FUND

PERFORMANCE COMPARISON

(unaudited) (continued)

Inception date for the Long/Short Equity Index Fund was 12/12/13.

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted. Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Index returns assume that dividends of the Index constituents in the Index have been reinvested. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting vaneck.com.

[1]	A Shares: maximum sales charge is 5.75% Gross Expense Ratio 3.13% / Net Expense Ratio 1.09%

[2]	I shares: no sales or redemption charges Gross Expense Ratio 1.55% / Net Expense Ratio 0.79%

[3]	Y shares: no sales or redemption charges Gross Expense Ratio 3.14% / Net Expense Ratio 0.84%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 0.95% for Class A, 0.65% for Class I, and 0.70% for Class Y of the Fund’s average daily net assets per year until May 1, 2017. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

MVIS™ North America Long/Short Equity Index (MVLSNATR), the Fund’s benchmark index, is constructed using a rules-based process and seeks to capture the performance of a group of long/short equity hedge funds that focus on North American companies. This is done by identifying an initial universe of North American focused long/short equity hedge funds, and then eliminating outlier hedge funds, typically eliminating more of the underperforming outlier hedge funds, from the initial universe with a patented True Alpha® (True α®) metric that scores and ranks funds based on their risk-adjusted performance over a twelve month period.

6

LONG/SHORT EQUITY INDEX FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2016 to June 30, 2016.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7

LONG/SHORT EQUITY INDEX FUND

EXPLANATION OF EXPENSES

June 30, 2016 (unaudited) (continued)

			Ending	Annualized	Expenses Paid
		Beginning	Account Value	Expense	During the Period*
		Account Value	June 30,	Ratio During	January 1, 2016 -
		January 1, 2016	2016	Period	June 30, 2016
Long/Short Equity Index Fund
Class A	Actual	$1,000.00	$998.80	1.09%	$5.42
	Hypothetical**	$1,000.00	$1,019.44	1.09%	$5.47
Class I	Actual	$1,000.00	$1,001.20	0.79%	$3.93
	Hypothetical**	$1,000.00	$1,020.94	0.79%	$3.97
Class Y	Actual	$1,000.00	$1,000.00	0.84%	$4.18
	Hypothetical**	$1,000.00	$1,020.69	0.84%	$4.22

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2016), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
8

LONG/SHORT EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (unaudited)

Number of Shares		Value

EXCHANGE TRADED FUNDS: 34.3%
13,718	iShares S&P 500 Growth ETF (a)	$1,599,244
13,819	iShares U.S. Home Construction ETF	382,095
17,814	SPDR S&P Homebuilders ETF (a)	597,482
11,991	Vanguard Information Technology ETF	1,284,116
Total Exchange Traded Funds (Cost: $3,846,796)		3,862,937

Principal Amount

SHORT-TERM INVESTMENTS: 59.4%

Government Obligation: 40.9% (Cost: $4,599,196)
$4,600,000	United States Treasury Bill 0.19%, 08/04/16 (a)	4,599,196
Number of Shares		Value

Money Market Fund: 18.5% (Cost: $2,074,461)
2,074,460	AIM Treasury Portfolio—Institutional Class	$2,074,461
Total Short-term Investments: 59.4% (Cost: $6,673,657)		6,673,657
Total Investments: 93.7% (Cost: $10,520,453)		10,536,594
Other assets less liabilities: 6.3%		713,513
NET ASSETS: 100.0%		$11,250,107
SECURITIES SOLD SHORT: (12.1)%

EXCHANGE TRADED FUND: (12.1)% (Proceeds: $(1,356,624))
(10,654)	iShares 3-7 Year Treasury Bond ETF	(1,356,787)
Total Securities Sold Short (Proceeds: $(1,356,624))		$(1,356,787)

(a)	All or a portion of these securities are segregated for securities sold short. Total value of the securities segregated, including cash on deposit with broker, is $3,274,638.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Exchange Traded Funds	36.7%	$3,862,937
Government	43.6	4,599,196
Money Market Fund	19.7	2,074,461
	100.0%	$10,536,594

See Notes to Financial Statements

9

LONG/SHORT EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$3,862,937	$—	$—	$3,862,937
Short-term Investments Government Obligation	—	4,599,196	—	4,599,196
Money Market Fund	2,074,461	—	—	2,074,461
Total	$5,937,398	$4,599,196	$—	$10,536,594

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
Short positions	Prices	Inputs	Inputs	Value
Exchange Traded Fund	$(1,356,787)	$—	$—	$(1,356,787)

There were no transfers during the period ended June 30, 2016.

See Notes to Financial Statements

10

LONG/SHORT EQUITY INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (unaudited)

Assets:
Investments, at value (Cost: $10,520,453)	$10,536,594
Deposits with broker for securities sold short	745,435
Receivables:
Investments sold	3,918,554
Shares of beneficial interest sold	144,620
Due from Adviser	4,403
Dividends and interest	1,677
Prepaid expenses	19
Total assets	15,351,302
Liabilities:
Securities sold short (Proceeds: $1,356,624)	1,356,787
Payables:
Investments purchased	2,576,852
Shares of beneficial interest redeemed	144,620
Due to Distributor	366
Deferred Trustee fees	5,216
Accrued expenses	17,354
Total liabilities	4,101,195
NET ASSETS	$11,250,107
Class A Shares:
Net Assets	$1,789,864
Shares of beneficial interest outstanding	208,298
Net asset value and redemption price per share	$8.59
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$9.11
Class I Shares:
Net Assets	$8,159,315
Shares of beneficial interest outstanding	941,576
Net asset value, offering and redemption price per share	$8.67
Class Y Shares:
Net Assets	$1,300,928
Shares of beneficial interest outstanding	150,343
Net asset value, offering and redemption price per share	$8.65
Net Assets consist of:
Aggregate paid in capital	$11,863,360
Net unrealized appreciation	15,979
Undistributed net investment income	76,698
Accumulated net realized loss	(705,930)
$11,250,107

See Notes to Financial Statements

11

LONG/SHORT EQUITY INDEX FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (unaudited)

Income:
Dividends		$57,207
Expenses:
Management fees	$37,298
Distribution fees - Class A	2,159
Transfer agent fees - Class A	6,258
Transfer agent fees - Class I	6,116
Transfer agent fees - Class Y	6,144
Custodian fees	819
Professional fees	13,258
Registration fees - Class A	8,367
Registration fees - Class I	8,881
Registration fees - Class Y	8,003
Reports to shareholders	6,131
Insurance	384
Trustees’ fees and expenses	1,364
Dividends on securities sold short	8,103
Other	827
Total expenses	114,112
Waiver of management fees	(37,298)
Expenses assumed by the Adviser	(28,473)
Net expenses		48,341
Net investment income		8,866
Net realized gain (loss) on:
Investments		195,859
Securities sold short		(140,874)
Net realized gain		54,985
Net change in unrealized appreciation (depreciation) on:
Investments		(57,092)
Securities sold short		(85)
Net change in unrealized appreciation (depreciation)		(57,177)
Net Increase in Net Assets Resulting from Operations		$6,674

See Notes to Financial Statements

12

LONG/SHORT EQUITY INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2016	2015
	(unaudited)
Operations:
Net investment income	$8,866	$68,687
Net realized gain (loss)	54,985	(753,118)
Net change in unrealized appreciation (depreciation)	(57,177)	136,382
Net increase (decrease) in net assets resulting from operations	6,674	(548,049)
Dividends and Distributions to shareholders from:
Net investment income
Class A Shares	—	(556)
Class I Shares	—	(3,094)
Class Y Shares	—	(498)
	—	(4,148)
Net realized gains
Class A Shares	—	(15,012)
Class I Shares	—	(83,526)
Class Y Shares	—	(13,438)
	—	(111,976)
Total dividends and distributions	—	(116,124)
Share transactions*:
Proceeds from sale of shares
Class A Shares	238,503	1,340,334
Class I Shares	144,620	6,450,310
Class Y Shares	46,479	1,316,720
	429,602	9,107,364
Reinvestment of dividends and distributions
Class A Shares	—	15,559
Class I Shares	—	86,620
Class Y Shares	—	13,935
	—	116,114
Cost of shares redeemed
Class A Shares	(23,584)	(69,755)
Class I Shares	(1,000,000)	(1,000,000)
Class Y Shares	(195,650)	(54,527)
	(1,219,234)	(1,124,282)
Net increase (decrease) in net assets resulting from share transactions	(789,632)	8,099,196
Total increase (decrease) in net assets	(782,958)	7,435,023
Net Assets:
Beginning of period	12,033,065	4,598,042
End of period #	$11,250,107	$12,033,065
# Including undistributed net investment income	$76,698	$67,832

See Notes to Financial Statements

13

LONG/SHORT EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the Six Months Ended June 30,		Year Ended December 31,		For the Period December 12, 2013(a) through December 31,
	2016		2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$8.60		$8.96	$9.11	$8.88
Income from investment operations:
Net investment income (loss)	(0.01)		0.03	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	—		(0.31)	0.19	0.22
Total from investment operations	(0.01)		(0.28)	0.18	0.23
Less dividends and distributions from:
Net investment income	—		— (c)	(0.01)	—
Net realized capital gains	—		(0.08)	(0.32)	—
Total dividends and distributions	—		(0.08)	(0.33)	—
Net asset value, end of period	$8.59		$8.60	$8.96	$9.11
Total return (b)	(0.12	)%(d)	(3.08)%	2.00%	2.59	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,790		$1,571	$365	$122
Ratio of gross expenses to average net assets (f)	3.13	%(e)	4.73%	10.84%	59.49	%(e)
Ratio of net expenses to average net assets (f)	1.09	%(e)	0.99%	1.27%	1.29	%(e)
Ratio of net expenses, excluding dividends on securities sold short, to average net assets (f)	0.95	%(e)	0.94%	0.95%	0.95	%(e)
Ratio of net investment income (loss) to average net assets (f)	(0.08	)%(e)	0.68%	(0.06)%	2.77	%(e)
Portfolio turnover rate	239	%(d)	440%	411%	14	%(d)
(a)	Commencement of operations.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investments in underlying Funds.

See Notes to Financial Statements

14

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Six Months Ended June 30,		Year Ended December 31,		For the Period December 12, 2013(a) through December 31,
	2016		2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$8.66		$8.99	$9.11	$8.88
Income from investment operations:
Net investment income	0.01		0.05	0.01	0.02
Net realized and unrealized gain (loss) on investments	—		(0.30)	0.20	0.21
Total from investment operations	0.01		(0.25)	0.21	0.23
Less dividends and distributions from:
Net investment income	—		— (c)	(0.01)	—
Net realized capital gains	—		(0.08)	(0.32)	—
Total dividends and distributions	—		(0.08)	(0.33)	—
Net asset value, end of period	$8.67		$8.66	$8.99	$9.11
Total return (b)	0.12	%(d)	(2.74)%	2.33%	2.59	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$8,159		$9,014	$3,987	$821
Ratio of gross expenses to average net assets (f)	1.55	%(e)	2.22%	4.04%	53.09	%(e)
Ratio of net expenses to average net assets (f)	0.79	%(e)	0.72%	0.97%	0.99	%(e)
Ratio of net expenses, excluding dividends on securities sold short, to average net assets (f)	0.65	%(e)	0.64%	0.65%	0.65	%(e)
Ratio of net investment income to average net assets (f)	0.20	%(e)	0.75%	0.20%	3.14	%(e)
Portfolio turnover rate	239	%(d)	440%	411%	14	%(d)
(a)	Commencement of operations.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investments in underlying Funds.

See Notes to Financial Statements

15

LONG/SHORT EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the Six Months Ended June 30,		Year Ended December 31,		For the Period December 12, 2013(a) through December 31,
	2016		2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$8.65		$8.99	$9.11	$8.88
Income from investment operations:
Net investment income	0.01		0.05	— (c)	0.02
Net realized and unrealized gain (loss) on investments	(0.01)		(0.31)	0.21	0.21
Total from investment operations	0.00		(0.26)	0.21	0.23
Less dividends and distributions from:
Net investment income	—		— (c)	(0.01)	—
Net realized capital gains	—		(0.08)	(0.32)	—
Total dividends and distributions	—		(0.08)	(0.33)	—
Net asset value, end of period	$8.65		$8.65	$8.99	$9.11
Total return (b)	0.00	%(d)	(2.85)%	2.33%	2.59	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,301		$1,448	$246	$103
Ratio of gross expenses to average net assets (f)	3.14	%(e)	5.14%	13.09%	54.60	%(e)
Ratio of net expenses to average net assets (f)	0.84	%(e)	0.73%	1.01%	1.04	%(e)
Ratio of net expenses, excluding dividends on securities sold short, to average net assets (f)	0.70	%(e)	0.69%	0.70%	0.70	%(e)
Ratio of net investment income to average net assets (f)	0.16	%(e)	1.00%	0.13%	3.08	%(e)
Portfolio turnover rate	239	%(d)	440%	411%	14	%(d)
(a)	Commencement of operations.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investments in underlying Funds.

See Notes to Financial Statements

16

LONG/SHORT EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) (formerly known as Van Eck Funds) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The Long/Short Equity Index Fund (the “Fund”) is a diversified series of the Trust and seeks to track, before fees and expenses, the performance of the VanEck Vectors North America Long/Short Equity Index, which is published by MV Index Solutions GmbH, a wholly-owned subsidiary of Van Eck Associates Corporation (the “Adviser”). The Fund currently offers three classes of shares: Class A, I and Y Shares. Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares sold subject to a front-end sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy (as described below). Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent
17

LONG/SHORT EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities, dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

18

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Securities Sold Short—A short sale occurs when a Fund sells a security, which it does not own, by borrowing it from a broker. Proceeds from securities sold short are reported as liabilities on the Statement of Assets and Liabilities and are marked to market daily in accordance with the fair value methodology described in Note 2A. Gains and losses are classified as realized when short positions are closed. In the event that the value of the security that the Fund sold short declines, the Fund will gain as it repurchases the security in the market at the lower price. If the price of the security increases, the Fund will suffer a loss, as it will have to repurchase the security at the higher price. Short sales may incur higher transaction costs than regular securities transactions. Dividends and interest on short sales are recorded as an expense by the Fund on the ex-dividend date or interest payment date, respectively. Cash as collected is deposited in a segregated account with brokers, maintained by the Fund, for its open short sales. Until the Fund replaces the borrowed security, the Fund maintains securities or permissible liquid assets in a segregated account with a broker or custodian sufficient to cover its short positions. Securities sold short at June 30, 2016 are reflected in the Schedule of Investments.

E.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the
19

LONG/SHORT EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. The Fund held no derivative instruments during the period ended June 30, 2016.

G.	Other—Security transactions are accounted for on trade date. Realized gains and losses are calculated on the specific identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Income, expenses (excluding class-specific expenses), realized and unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the investment adviser believes the risk of loss under these arrangements to be remote.
20

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on annual rate of 0.65% of the Fund’s average daily net assets. The Adviser has agreed, through May 1, 2017, to voluntarily waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, interest and dividend payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The current expense limitations and the amounts waived/assumed by the Adviser for the period ended June 30, 2016, are as follows:

		Waiver of	Expenses
	Expense	Management	Assumed by
	Limitation	Fees	the Adviser
Class A	0.95%	$5,621	$11,959
Class I	0.65	26,979	4,579
Class Y	0.70	4,698	11,935

For the period ended June 30, 2016, Van Eck Securities Corporation (the “Distributor”), and affiliate and wholly-owned subsidiary of the Adviser, received a total of $7,205 in sales loads relating to the sale of shares of the Fund, of which $6,241 was reallowed to broker/dealers and the remaining $964 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

Note 4—Investments—For the period ended June 30, 2016, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated $10,197,778 and $30,311,789, respectively. Proceeds of short sales and the cost of purchases of short sale covers aggregated $6,680,486 and $5,719,896, respectively.

Note 5—Income Taxes—For Federal income tax purposes, the identified cost of investments owned at June 30, 2016 was $10,546,110 and net unrealized depreciation aggregated to $9,516 of which $28,087 related to appreciated securities and $37,603 related to depreciated securities.

The tax character of dividends and distributions paid to shareholders for the year ended December 31, 2015 was as follows:

Ordinary income*	$116,124

*Includes short-term capital gains

21

LONG/SHORT EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2015, the Fund had capital loss carryforwards available to offset future capital gains as follows:

Post-Effective No Expiration
Short-Term Capital Losses
$735,258

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations. During the period ended June 30, 2016, the Fund did not incur any interest or penalties.

Note 6—Concentration of Risk—The Fund may concentrate its investments in exchange traded products that invest directly in, or have exposure to, equity and debt securities, as well as other asset categories such as commodities and derivative instruments. Such investments may subject the exchange traded product to greater volatility than investments in traditional securities. The Fund may indirectly own foreign securities. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

The United Kingdom recently decided to leave the European Union (“EU”), creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s withdrawal from the EU and the effects such withdrawal will have on the Euro, European economies and the global markets. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

22

At June 30, 2016, the Adviser owned approximately 72% of Class A, 45% of Class I, and 100% of Class Y shares.

Note 7—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts and payments to the Distributor, for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares.

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2016	2015
	(unaudited)

Class A
Shares sold	28,273	148,220
Shares reinvested	—	1,809
Shares redeemed	(2,734)	(7,980)
Net increase	25,539	142,049

Class I
Shares sold	16,680	703,982
Shares reinvested	—	10,002
Shares redeemed	(116,295)	(116,149)
Net increase (decrease)	(99,615)	597,835

Class Y
Shares sold	5,445	144,589
Shares reinvested	—	1,611
Shares redeemed	(22,614)	(6,092)
Net increase (decrease)	(17,169)	140,108

Note 9—Bank Line of Credit—The Trust participates with VanEck VIP Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2016, the Fund had no borrowings under the Facility.

23

LONG/SHORT EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 11—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

24

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited)

CM COMMODITY INDEX FUND
EMERGING MARKETS FUND
GLOBAL HARD ASSETS FUND
INTERNATIONAL INVESTORS GOLD FUND
LONG/SHORT EQUITY INDEX FUND
UNCONSTRAINED EMERGING MARKETS BOND FUND
(each a “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 23, 2016, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between each Fund and its investment adviser, Van Eck Absolute Return Advisers Corporation (“VEARA”) for CM Commodity Index Fund (“CMCI”) and Van Eck Associates Corporation (“VEAC”) for each other Fund (VEARA and VEAC, together with their affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on June 2, 2016 and June 22 and 23, 2016 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;
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VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited) (continued)

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing each Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2016 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”), (iii) an appropriate benchmark index, (iv) for the Global Hard Assets Fund, an additional benchmark index that includes relevant exposures not otherwise reflected in the benchmark index (the “GHA Additional Index”) and (v) for the Unconstrained Emerging Markets Bond Fund, two additional benchmark indexes, each of which comprises 50% of the Fund’s benchmark index (each an “UEMBF Additional Index”);

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of each Fund during its fiscal year ended December 31, 2015 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	A supplemental report prepared by an independent consultant comparing total management fee rates, which include both advisory and administrative fee rates on a combined basis (the
26

“Management Fee Rates”), and, separately, the administrative fee rates and advisory fee rates with respect to a representative class of shares of each of the Emerging Markets Fund and International Investors Gold Fund during its fiscal year ended December 31, 2015 with those of each Fund’s (i) Expense Category and (ii) Expense Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of each Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third
27

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited) (continued)

party service providers), the Adviser’s cybersecurity response policy which is being finalized and will document the Adviser’s processes for the suitable escalation, remediation and communication of a cybersecurity event and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in a Fund by the Adviser’s investment personnel;

■	Descriptions of the processes that the Adviser uses to evaluate and monitor the liquidity of fixed-income instruments and information regarding the actions the Adviser has taken with respect to risk management and disclosure matters relating to changing fixed income market conditions;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Funds with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to each Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Funds);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as each Fund’s

28

custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder, including, with respect to CMCI, the undertaking by VEAC to guarantee the performance of VEARA’s obligations under the Advisory Agreement; (4) the willingness of the Adviser to reduce the overall expenses of each Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of each Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for each Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, hedge funds, separate accounts and UCITs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as a Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for each Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2016, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2015.

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VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited) (continued)

CM Commodity Index Fund

Performance. The Board noted that the Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index (the “UBS Index”) and that the Fund had underperformed the UBS Index over the one-, three- and five-year periods. The Board also noted that differences between the performance of the Fund and the performance of the UBS Index during the relevant time periods since the inception of the Fund have been reasonable in light of the impact of cash flows on the performance of the Fund. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were lower than the median advisory fee rates and total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Emerging Markets Fund

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Category and Performance Peer Group medians over the three- and five-year periods and its Performance Category median for the ten-year period, but had underperformed its Performance Category and Performance Peer Group medians for the one-year period and its Performance Peer Group median for the ten-year period. The Board also noted that the Fund had outperformed its benchmark index over the three-, five- and ten-year periods, but had underperformed its benchmark index over the one-year period. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rates of its Expense Category and Expense Peer Group. The Board also noted that the Fund’s total expense ratio, net of

30

waivers or reimbursements, and its Management Fee Rate (which includes both advisory and administrative fee rates) were lower than the median expense ratios and Management Fee Rates of its Expense Category and Expense Peer Group. The Board further noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Global Hard Assets Fund

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Category and Performance Peer Group medians over the ten-year period, but had underperformed its Performance Category and Performance Peer Group medians over the one-, three- and five-year periods. The Board also noted that the Fund had underperformed its benchmark index for all periods under review. The Board further noted that the Fund had outperformed the GHAF Additional Index for the ten-year period, but had underperformed the GHAF Additional Index for the one-, three- and five-year periods. The Board noted that the Fund’s performance in recent years has been adversely affected by a prevailing bear market for commodities and that the Adviser is actively evaluating various investment techniques that may be used to enhance returns in such “risk-off” market environments. The Board concluded that additional time is needed for the Adviser to complete its evaluation of these techniques and to implement appropriate actions in light of such evaluation.

Fees and Expenses. The Board noted that the fee rate payable for advisory services was higher than the median advisory fee rates of its Expenses Category and Expense Peer Group, and that the Fund’s total expense ratio, net of waivers or reimbursements, was lower than the median expense ratio of its Expense Category but higher than the median expense ratio of its Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided

31

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited) (continued)

by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

International Investors Gold Fund

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Category and Performance Peer Group medians over the five- and ten-year periods, but had underperformed its Performance Category and Performance Peer Group medians for the one- and three-year periods. The Board also noted that the Fund had outperformed its benchmark index for the three-, five- and ten-year periods, but had underperformed its benchmark index for the one-year period. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board regarding material factors that contributed to the Fund’s underperformance in recent periods, the Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rates of its Expense Category and Expense Peer Group, but that the Fund’s total expense ratio, net of waivers or reimbursements, and its Management Fee Rate (which includes both advisory and administrative fee rates) were higher than the median expense ratios and Management Fee Rates of its Expense Category and Expense Peer Group. The Board further noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Long/Short Equity Index Fund

Performance. The Board noted that the Fund seeks to track, before fees and expenses, the performance of the MVIS North America Long/Short Equity Index (formerly known as the Market Vectors North America Long/Short Equity Index) (the “L/S Index”) and that the Fund had underperformed the L/S Index over the one-year period. The Board also noted that the difference between the performance of the Fund and the performance of the L/S Index during the one-year

32

period is reasonable in light of the impact of cash flows on the performance of the Fund. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, for the Fund were lower than the median advisory fee rates and total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Unconstrained Emerging Markets Bond Fund

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had underperformed its Performance Category and Performance Peer Group median and benchmark index for the one- and three-year periods. The Board also noted that the Fund had outperformed one of the UEMBF Additional Indexes and underperformed the other for the three-year period and underperformed both of the UEMBF Additional Indexes for the one-year period. The Board noted that actions have been taken by the Adviser to establish additional risk-control investment guidelines that will limit the Fund’s exposure to certain issuer-specific and country-specific risks. The Board concluded that additional time is needed to evaluate the effectiveness of such actions.

Fees and Expenses. The Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and expense ratios for its Expense Category and Expense Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

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VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited) (continued)

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Funds invest and the volatility of cash flows into and out of the Funds through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to each Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating each Advisory Agreement and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of an Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of each Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

34

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	LSESAR

SEMI-ANNUAL REPORT June 30, 2016 (unaudited)

VanEck Funds

Unconstrained Emerging Markets Bond Fund

800.826.2333	vaneck.com

The information contained in this shareholder letter represents the personal opinions of the investment team members and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment team members are as of June 30, 2016.

UNCONSTRAINED EMERGING MARKETS BOND FUND

(unaudited)

Dear Shareholder:

The Unconstrained Emerging Markets Bond Fund (the “Fund”) returned 6.90% (Class A shares, excluding sales charge) over the six-month period ending June 30, 2016, while the Fund’s benchmark—a blended index consisting of 50% J.P. Morgan Emerging Markets Bond Index Global Diversified Index1 (EMBI) and 50% J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index2 (GBI-EM) gained 12.23% over the same period. Market performance in the first half of the year was largely driven by a rally in risky assets in both hard and local currencies.

Emerging markets in 2016 continued to be irregular as tailwinds3 battled with headwinds.4 Despite all challenges, we believe emerging markets debt remain a good source of yield for investors in a world where over $11 trillion in debt is yielding negative returns. Adding to this, emerging markets are less indebted and have higher growth potential than their developed markets counterparts.

As an unconstrained long-only fund, we seek to find the best investment opportunities across the emerging markets debt universe, including sovereigns and corporates, in hard and local currencies. We believe that this flexibility gives us a greater ability to manage risks in the emerging markets space, especially interest rates, currency, and country risks, and allows for a greater ability to find opportunities with higher yields.

Historically, the Fund has generally adhered to an internal guideline that limits maximum allocations to all emerging markets countries to 15%. To address performance issues related to country risk concentration, the portfolio management team now intends to assign a lower internal country exposure limit of 7.5% to certain countries based on investability, liquidity, economic concentration, risk of capital controls, and other variables. For example, Ecuador is second-tier because it is too illiquid and because it is at risk of capital controls, and Belarus is second-tier because it is too illiquid.

Fund Review

It has been a volatile year marked by many twists and turns. Most of the emerging markets countries’ debt, denominated in both hard and local currencies, performed well in 2016. Risky assets (Brazil and Russia, for example) led the way while safer assets (Mexico and South Korea) did relatively well. Country returns in the GBI-EM index ranged from -2% to +48% while country returns in EMBI ranged from -17% to +25%.

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UNCONSTRAINED EMERGING MARKETS BOND FUND

(unaudited) (continued)

Most of our positions this year added value from an absolute basis with Brazil, Argentina, and Mexico contributing most while Venezuela and Iraq detracting most. However, the Fund’s defensive stance since the beginning of this year hurt its relative performance compared to the 50/50 blended benchmark. The Fund’s overweight positions in Mexico and South Korea were positive from an absolute basis but were a detractor from a relative performance point of view. Brazil, the Fund’s top contributor to absolute performance year to date, also detracted from relative performance. Our positions in Brazil were mostly in hard-currency denominated debt, which did not benefit from the run in the Brazilian real this year. The same goes for our Russian exposure.

Argentina remained a bright spot in the first half of 2016 as the new political environment started to bring macroeconomic benefits. Early in the year, the Mauricio Macri government successfully resolved the so-called “holdouts” situation from 2001, which helped to keep the currency remarkably stable.

In Mexico and Brazil we saw opportunities in high-quality and/or high-spread U.S. dollar paper (both corporate and sovereign) with defensive characteristics. Many of these companies also have a significant presence in the U.S. and Europe, which provides a natural hedge against U.S. dollar-denominated debt and gives creditors recourse to assets. The local debt exposure in Brazil benefitted from changes in the policy narrative-especially after the successful initialization of the impeachment process against President Rousseff—as well as the emergence (after many months of frustration) of a strong disinflation trend.

The main benefit of having South Korean exposure in the current unstable environment is that it empirically trades in an uncorrelated manner when emerging markets debt declines. The country is high-rated and its willingness to pay is, in our view, practically beyond doubt. As an extra bonus, South Korea’s current account surplus is among the highest in the world and keeps widening. Meanwhile, South Korea’s activity indicators (real GDP growth, manufacturing PMI, industrial production, and retail sales) finally started to look a bit more resilient.

Sovereign bonds in Venezuela, Iraq, and Ecuador detracted from Fund’s performance. In Venezuela, we believe the main reason for such detraction was that even though the opposition won the National Assembly elections, its main focus seems to be the dismissal of President Maduro, rather than economic issues and structural reforms, including the much-needed change in the foreign currency exchange regime. In

2

addition, a new phase of political uncertainty and social unrest dampened investors’ interest in Venezuela bonds. Finally, the continuing volatility in the price of oil also had a negative effect on performance of the bonds in all three countries. Even though we spotted these trends early on, and made the corresponding portfolio changes very early in the year, these positions had a small negative impact on our performance.

We continued to remain nimble and liquid throughout the first six months of 2016. We are aware of the resurgent global headwinds and have a reaction function. We also respect tailwinds in downturns—big and long rallies often happen when things are bad, particularly in an era of central bank experimentation. With this in mind, we like exposure to high-quality U.S. dollar-denominated risk in both sovereigns and corporates. We also like a combination of high spread/idiosyncrasy (Brazil, Argentina, Indonesia, Russia, Brazil corporates, and Peru) and low spread that should outperform if the headwinds manifest themselves (South Korea and Mexico corporates). We also tactically have local market exposure, especially when there are overreactions on the downside or when we believe monetary forbearance from the U.S. Federal Reserve (the “Fed”) could produce a serious (however temporary) boost.

During the semi-annual period, the Fund used derivatives, specifically non-deliverable and deliverable foreign exchange forwards, to hedge the currency component of fixed income holdings as well as to establish long risk positions. In particular, the Fund directly hedged the euro risk encumbered in euro-denominated bonds, particularly Argentine euro denominated bonds. The Fund also used non-deliverable forwards to take long risk positions in the Chilean peso and the Peruvian Sol by selling USD/CLP and by selling USD/PEN, respectively. The derivatives positions in the first half of 2016 had a minimal impact on the Fund’s performance especially when taking into consideration the opposing positions that the Euro derivatives were trying to hedge.

Portfolio Positioning and Outlook

Our approach to emerging markets debt is based on the fundamental view that the global headwinds are serious, binary, but perhaps not immediate, while the tailwinds appear temporary, unsustainable, albeit perhaps immediate. Policy and political uncertainty in Europe’s inconsistencies, which are magnified after the Brexit5 vote, China’s inability to dispel concerns about growth and currency, doubts about the number of policy bullets at the Fed’s (or other developed markets central banks’) disposal, the U.S. elections and policy moves by Japan’s central

3

UNCONSTRAINED EMERGING MARKETS BOND FUND

(unaudited) (continued)

bank and the government to get the country out of the deflation/low growth vicious circle, are among the most serious headwinds that markets are facing right now. Tailwinds still exist and can be felt occasionally, with powerful short-term effects—but they seem to fade and require ever more repetition. Markets still do not expect the Fed to resume rate hikes until late 2017 and are pricing in more quantitative easing, rate cuts or stimulus in Europe. What is important is that this pushes down the entire U.S. Treasury yield curve, including long-term expectations for both short rates and term premium (which are already at historic lows). Tailwinds—basically monetary forbearance—only seem to generate sharp but short-lived boosts to the risk assets we focus on (in particular to emerging markets local currency).

Our most durable portfolio view is that short-dated, high-quality U.S. dollar yields in emerging markets should decline in a world where a large portion of debt now trades at negative interest rates, so we want to have core positions in high-quality and/or high-spread dollar paper such as Brazil (Petrobras), Mexican corporates with defensive characteristics, South Korea, Argentina, Ukraine, Indonesia, and Peru.

Peru is entering the new presidential term with improved near-term fundamentals, including stronger growth recovery and lower inflation pressures. We believe the new president understands the need for reforms to improve growth sustainability and diversify away from commodities, while the existing legal and institutional frameworks should prevent the run-away fiscal expansion as authorities increase infrastructure spending. Ukraine’s economy is stabilizing, while the new government made significant progress on the structural front in order to secure the next installment from the International Monetary Fund (IMF).

The near-term tailwind of pricing out Fed hikes could boost some emerging markets foreign currencies—but not all. We view emerging markets foreign currencies more tactically and are balancing near-term tailwinds against long-term headwinds. For this reason, we are focusing our local currency debt exposure on names with the highest real rates and high nominal rates that can benefit most from a repricing of the Fed. We also prefer names with positive idiosyncratic fundamental drivers and where currencies were allowed to depreciate during the past risk-off episodes. These last describe Brazil, Russia, Indonesia, Malaysia, and Argentina (though maybe that’s weakening), and we are looking at Peru local as well.

In Brazil, the policy environment improved after the new government took office. The disinflation trend is finally taking off, while the government is

4

lining up structural changes that would be instrumental in the fiscal adjustment process (which we hope will allow the central bank to start the easing cycle in the coming months). In Russia, there are finally green shoots in the economy and tentative signs of positive changes in the structure of growth as inflation pressures are easing and the Central Bank of Russia is making cautious easing moves. The central bank’s policy response to the recent shocks was exemplary and even though there is no big “sweeping” reform program, a lot of small policy moves are taking place. In Indonesia, we also see more action in terms of policy-making as the reform momentum gains pace. Authorities also seem to be able to generate domestic growth outside of the oil complex, while keeping inflation pressures under control.

The Fund is subject to risks associated with its investments in emerging markets debt securities. Investing in foreign denominated and/or domiciled securities may involve heightened risk due to currency fluctuations, and economic and political risks, which may be enhanced in emerging markets. As the Fund may invest in securities denominated in foreign currencies and some of the income received by the Fund will be in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s return. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could not be closed when most advantageous. The Fund may also be subject to credit risk, interest rate risk, sovereign debt risk, tax risk, hedging risk, non-diversification risk, and risks associated with non-investment grade securities. Please see the prospectus and summary prospectus for information on these and other risk considerations.

5

UNCONSTRAINED EMERGING MARKETS BOND FUND

(unaudited) (continued)

We appreciate your participation in the Unconstrained Emerging Markets Bond Fund, and we look forward to helping you meet your investment goals in the future.

Eric Fine Portfolio Manager July 19, 2016	David Austerweil Deputy Portfolio Manager

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

[1]	J.P. Morgan Emerging Markets Bond Index Global Diversified Index (EMBI) tracks returns for actively traded external debt instruments in emerging markets, and is also J.P. Morgan’s most liquid U.S. dollar emerging markets debt benchmark.

[2]	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (GBI-EM) tracks local currency bonds issued by emerging markets governments. The index spans over 15 countries.

[3]	Tailwinds describes a condition or situation that will help move growth higher and increase growth of an economy.

[4]	Headwinds in an economic situation represent events or conditions, e.g., a credit crisis, rising costs, natural disasters, etc., that slow down the growth of an economy.

[5]	British withdrawal from the European Union
6

UNCONSTRAINED EMERGING MARKETS BOND FUND

PERFORMANCE COMPARISON

June 30, 2016 (unaudited)

Average Annual Total Return† 06/30/2016	Class A-EMBAX After Max Sales Charge[1]	Class A-EMBAX Before Sales Charge	50% GBI-EM 50% EMBI	GBI-EM
Six Months	0.68%	6.90%	12.23%	14.02%
One Year	(9.05)%	(3.46)%	5.94%	1.99%
Life* (annualized)	(1.59)%	(0.12)%	2.14%	(2.28)%
Life* (cumulative)	(6.16)%	(0.46)%	6.32%	(8.77)%
*	Since 7/9/12

Average Annual Total Return† 06/30/2016	Class C-EMBCX After Max Sales Charge[2]	Class C-EMBCX Before Sales Charge	50% GBI-EM 50% EMBI	GBI-EM
Six Months	5.63%	6.63%	12.23%	14.02%
One Year	(5.13)%	(4.24)%	5.94%	1.99%
Life* (annualized)	(0.83)%	(0.83)%	2.14%	(2.28)%
Life* (cumulative)	(3.25)%	(3.25)%	6.32%	(8.77)%
*	Since 7/9/12

Average Annual Total Return† 06/30/2016	Class I-EMBUX After Max Sales Charge[3]	Class I-EMBUX Before Sales Charge	50% GBI-EM 50% EMBI	GBI-EM
Six Months	n/a	7.13%	12.23%	14.02%
One Year	n/a	(3.29)%	5.94%	1.99%
Life* (annualized)	n/a	0.18%	2.14%	(2.28)%
Life* (cumulative)	n/a	0.70%	6.32%	(8.77)%
*	Since 7/9/12

Average Annual Total Return† 06/30/2016	Class Y-EMBYX After Max Sales Charge[4]	Class Y-EMBYX Before Sales Charge	50% GBI-EM 50% EMBI	GBI-EM
Six Months	n/a	7.00%	12.23%	14.02%
One Year	n/a	(3.43)%	5.94%	1.99%
Life* (annualized)	n/a	0.08%	2.14%	(2.28)%
Life* (cumulative)	n/a	0.31%	6.32%	(8.77)%

†	Returns less than one year are not annualized
*	Since 7/9/12

The performance quoted represents past performance. Past performance is not guarantee of future results; current performance may be lower or higher than the performance data quoted.

7

UNCONSTRAINED EMERGING MARKETS BOND FUND

PERFORMANCE COMPARISON

(unaudited) (continued)

Inception date for the Unconstrained Emerging Markets Bond Fund was 7/9/12.

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted. Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Index returns assume that dividends of the Index constituents in the Index have been reinvested. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting vaneck.com.

[1]	A Shares: maximum sales charge is 5.75%
Gross Expense Ratio 1.68% / Net Expense Ratio 1.25%

[2]	C Shares: 1.00% redemption charge, first year
Gross Expense Ratio 2.89% / Net Expense Ratio 1.95%

[3]	I shares: no sales or redemption charges
Gross Expense Ratio 0.95% / Net Expense Ratio 0.95%

[4]	Y shares: no sales or redemption charges
Gross Expense Ratio 1.23% / Net Expense Ratio 1.00%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.25% for Class A, 1.95% for Class C, 0.95% for Class I, and 1.00% for Class Y of the Fund’s average daily net assets per year until May 1, 2017. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

The 50/50 benchmark (“the Index”) is a blended index consisting of 50% J.P Morgan Emerging Markets Bond Index Global Diversified (EMBI) and 50% J.P. Morgan Government Bond Index-Emerging Markets Global Diversified (GBI-EM). GBI-EM tracks local currency bonds issued by emerging markets governments. The index spans over 15 countries. EMBI Global Diversified tracks returns for actively traded external debt instruments in emerging markets, and is also J.P. Morgan’s most liquid U.S-dollar emerging markets debt benchmark.

8

UNCONSTRAINED EMERGING MARKETS BOND FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2016 to June 30, 2016.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9

UNCONSTRAINED EMERGING MARKETS BOND FUND

EXPLANATION OF EXPENSES

(unaudited) (continued)

		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2016 - June 30, 2016
Unconstrained Emerging Markets Bond Fund
Class A	Actual	$1,000.00	$1,069.00	1.25%	$6.43
	Hypothetical**	$1,000.00	$1,018.65	1.25%	$6.27
Class C	Actual	$1,000.00	$1,066.30	1.95%	$10.02
	Hypothetical**	$1,000.00	$1,015.17	1.95%	$9.77
Class I	Actual	$1,000.00	$1,071.30	0.95%	$4.89
	Hypothetical**	$1,000.00	$1,020.14	0.95%	$4.77
Class Y	Actual	$1,000.00	$1,070.00	1.00%	$5.15
	Hypothetical**	$1,000.00	$1,019.89	1.00%	$5.02

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2016), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
10

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (unaudited)

Principal
Amount			Value

CORPORATE BONDS: 28.8%

Argentina: 4.6%
USD	1,624,000	Arcor SAIC 6.00%, 07/06/20 (c) 144A	$1,640,240
	1,700,000	Banco Hipotecario SA 9.75%, 11/30/20 144A	1,848,325
	1,200,000	IRSA Propiedades Comerciales SA 8.75%, 03/23/20 (c) 144A	1,279,500
ARS	16,292,000	YPF SA 30.56%, 10/21/23 (f) #	965,232
			5,733,297
Cayman Islands: 2.0%
USD	2,350,000	Lima Metro Line 2 Finance Ltd. 5.88%, 07/05/34 Reg S	2,475,725
Luxembourg: 3.8%
EUR	2,932,000	Gazprom OAO 4.36%, 03/21/25 Reg S	3,486,660
USD	1,200,000	Minerva Luxembourg SA 7.75%, 01/31/18 (c) Reg S	1,238,400
			4,725,060
Mexico: 10.1%
	3,000,000	Coca-Cola Femsa SAB de CV 3.88%, 11/26/23	3,226,032
	380,000	Corp. GEO SAB de CV 9.25%, 08/01/16 (c) (d) * Reg S	247

Principal
Amount			Value

Mexico: (continued)
USD	1,900,000	Gruma SAB de CV 4.88%, 09/01/24 (c) Reg S	$2,056,750
	1,200,000	Grupo Bimbo SAB de CV 3.88%, 06/27/24 Reg S	1,253,057
	1,300,000	JB y Cia SA de CV 3.75%, 05/13/25 Reg S	1,350,501
	1,950,000	Kimberly-Clark de Mexico SAB de CV 3.25%, 03/12/25 Reg S	1,978,608
	2,500,000	Sigma Alimentos SA de CV 4.13%, 02/02/26 (c) 144A	2,531,250
			12,396,445
Netherlands: 6.2%
		Petrobras Global Finance BV
	1,700,000	5.75%, 01/20/20	1,646,620
	2,483,000	7.88%, 03/15/19	2,569,905
	3,300,000	8.38%, 05/23/21	3,413,850
			7,630,375
United Kingdom: 1.6%
		AngloGold Ashanti Holdings Plc
	903,000	5.13%, 08/01/22	924,446
	465,000	5.38%, 04/15/20	485,795
	500,000	6.50%, 04/15/40	491,250
			1,901,491
United States: 0.5%
	584,000	CNOOC Finance 2015 USA LLC 3.50%, 05/05/25	592,728
Total Corporate Bonds (Cost: $34,497,802)			35,455,121

See Notes to Financial Statements

11

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount			Value

FOREIGN GOVERNMENT OBLIGATIONS: 68.5%

Argentina: 9.5%
ARS	6,000,000	Argentine Republic Government International Bond 5.83%, 12/31/33	$2,518,082
	41,140,000	Letras del Banco Central de la Republica Argentina 26.30%, 01/04/17 ^	2,417,047
		Province of Buenos Aires
USD	499	4.00%, 05/15/35 (s) Reg S	350
	1,067,000	7.88%, 06/15/27 144A	1,101,677
	2,026,000	Province of Cordoba 7.13%, 06/10/21 144A	2,036,130
	2,398,000	Province of Mendoza 8.38%, 05/19/24 144A	2,493,920
	1,082,000	Province of Salta 9.13%, 07/07/24 144A	1,084,434
			11,651,640
Belarus: 0.2%
	258,000	Belarus International Bond 8.95%, 01/26/18 Reg S	269,481
Brazil: 7.4%
		Notas do Tesouro Nacional, Series F
BRL	14,928,000	10.00%, 01/01/25	4,175,895
	17,781,000	10.00%, 01/01/27	4,923,709
			9,099,604

Principal
Amount			Value

China / Hong Kong: 3.0%
USD	3,718,000	Export-Import Bank of China 2.88%, 04/26/26 Reg S	$3,724,953
Dominican Republic: 0.5%
	541,000	Dominican Republic International Bond 6.88%, 01/29/26 144A	598,346
Guatemala: 0.7%
	900,000	Guatemala Government Bond 4.50%, 05/03/26 144A	916,875
Indonesia: 6.3%
	4,400,000	Indonesia Government International Bond 4.75%, 01/08/26 Reg S	4,802,032
IDR	37,219,000,000	Indonesian Treasury Bond 8.38%, 09/15/26	2,988,275
			7,790,307
Israel: 2.5%
USD	3,011,000	Israel Government International Bond 2.88%, 03/16/26	3,110,730
Ivory Coast: 1.6%
	2,104,000	Ivory Coast Government International Bond 5.38%, 07/23/24 Reg S	1,983,020
Malaysia: 3.1%
MYR	14,887,000	Malaysia Government Bond 4.74%, 03/15/46	3,767,303

See Notes to Financial Statements

12

Principal
Amount			Value

Pakistan: 1.5%
USD	1,754,000	Pakistan Government International Bond 7.25%, 04/15/19 Reg S	$1,847,811
Paraguay: 3.2%
		Paraguay Government International Bond
	1,207,000	4.63%, 01/25/23 Reg S	1,261,315
	2,500,000	5.00%, 04/15/26 144A	2,643,750
			3,905,065
Peru: 1.0%
	1,062,000	Peruvian Government International Bond 3.95%, 11/21/33	1,227,138
Philippines: 3.1%
		Philippine Government International Bond
PHP	810,000	7.75%, 01/14/31	1,261,189
USD	1,600,000	8.75%, 01/20/40	2,514,000
			3,775,189
Russia: 8.3%
		Russian Federal Bond
RUB	239,263,000	7.00%, 08/16/23	3,513,391
	271,916,000	8.15%, 02/03/27	4,272,457
	152,895,000	8.50%, 09/17/31	2,447,181
			10,233,029
South Africa: 2.5%
ZAR	48,698,000	South African Government Bond 8.75%, 02/28/48	3,022,331

Principal
Amount			Value

South Korea: 7.8%
		Korea International Bond
USD	3,400,000	3.88%, 09/11/23	$3,901,670
	4,300,000	5.63%, 11/03/25	5,664,820
			9,566,490
Ukraine: 4.4%
USD	5,400,000	Ukraine Government International Bond 7.75%, 09/01/19 Reg S	5,346,000
Vietnam: 1.9%
		Vietnam Government International Bond
	901,000	4.00%, 05/04/16 (c) (s)	890,864
	1,307,000	6.75%, 01/29/20 Reg S	1,453,589
			2,344,453
Total Foreign Government Obligations (Cost: $83,327,149)			84,179,765

Number of
Shares

MONEY MARKET FUND: 2.6% (Cost: $3,165,347)
	3,165,347	AIM Treasury Portfolio—Institutional Class	3,165,347
Total Investments: 99.9% (Cost: $119,990,298)			122,800,233
Other assets less liabilities: 0.1%			178,848
NET ASSETS: 100.0%			$122,979,081

See Notes to Financial Statements

13

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
MYR	Malaysian Ringgit
PHP	Philippine Peso
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $965,232 which represents 0.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $18,174,447, or 14.8% of net assets.

As of June 30, 2016, the Fund held the following open forward foreign currency contracts:

				Unrealized
	Contracts to		Settlement	Appreciation
Counterparty	deliver	In Exchange For	Dates	(Depreciation)
State Street Bank & Trust Company	USD 4,700,260	EUR 4,227,346	7/28/2016	$(5,046)
State Street Bank & Trust Company	EUR 4,227,346	USD 4,708,418	7/28/2016	13,205
Net unrealized appreciation on forward foreign currency contracts				$8,159

EUR	Euro
USD	United States Dollar

See Notes to Financial Statements

14

Summary of Investments	% of
by Sector (unaudited)	Investments	Value
Basic Materials	1.6%	$1,901,491
Consumer, Non-cyclical	12.4	15,274,838
Energy	10.3	12,674,995
Financial	2.5	3,127,825
Government	68.6	84,179,765
Industrial	2.0	2,475,972
Money Market Fund	2.6	3,165,347
	100.0%	$122,800,233

The summary of inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$35,455,121	$—	$35,455,121
Foreign Government Obligations*	—	84,179,765	—	84,179,765
Money Market Fund	3,165,347	—	—	3,165,347
Total	$3,165,347	$119,634,886	$—	$122,800,233
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$8,159	$—	$8,159

* See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended June 30, 2016.

See Notes to Financial Statements

15

UNCONSTRAINED EMERGING MARKETS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (unaudited)

Assets:
Investments, at value (Cost $119,990,298)	$122,800,233
Net unrealized appreciation on forward foreign currency contracts	8,159
Cash	5,527,432
Cash denominated in foreign currency, at value (Cost $4,198)	4,201
Receivables:
Investments sold	28,795,873
Shares of beneficial interest sold	806,143
Dividends and interest	2,449,364
Prepaid expenses	768
Total assets	160,392,173
Liabilities:
Payables:
Investments purchased	36,149,777
Shares of beneficial interest redeemed	1,067,993
Due to Adviser	81,104
Due to Distributor	4,358
Deferred Trustee fees	87,358
Accrued expenses	22,502
Total liabilities	37,413,092
NET ASSETS	$122,979,081
Class A Shares:
Net Assets	$8,514,589
Shares of beneficial interest outstanding	1,226,967
Net asset value and redemption price per share	$6.94
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$7.36
Class C Shares:
Net Assets	$3,361,689
Shares of beneficial interest outstanding	500,127
Net asset value, offering and redemption price per share (Redemption may be subject to a contingent deferred sales charge within the first year of ownership)	$6.72
Class I Shares:
Net Assets	$87,406,182
Shares of beneficial interest outstanding	12,436,954
Net asset value, offering and redemption price per share	$7.03
Class Y Shares:
Net Assets	$23,696,621
Shares of beneficial interest outstanding	3,382,991
Net asset value, offering and redemption price per share	$7.00
Net Assets consist of:
Aggregate paid in capital	$158,250,359
Net unrealized appreciation	2,680,498
Accumulated net investment loss	(740,913)
Accumulated net realized loss	(37,210,863)
$122,979,081

See Notes to Financial Statements

16

UNCONSTRAINED EMERGING MARKETS BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (unaudited)

Income:
Dividends		$10,007
Interest (net of foreign taxes withheld of $13,982)		4,306,658
Total income		4,316,665
Expenses:
Management fees	$607,783
Distribution fees—Class A	12,271
Distribution fees—Class C	17,489
Transfer agent fees—Class A	15,421
Transfer agent fees—Class C	7,601
Transfer agent fees—Class I	6,605
Transfer agent fees—Class Y	25,642
Custodian fees	22,737
Professional fees	29,810
Registration fees—Class A	9,172
Registration fees—Class C	9,214
Registration fees—Class I	8,710
Registration fees—Class Y	10,264
Reports to shareholders	11,262
Insurance	8,038
Trustees’ fees and expenses	15,697
Interest	1,268
Other	4,333
Total expenses	823,317
Waiver of management fees	(65,178)
Net expenses		758,139
Net investment income		3,558,526
Net realized gain (loss) on:
Investments (net of foreign taxes of $19,400)		5,665,627
Forward foreign currency contracts, foreign currency transactions and foreign denominated assets and liabilities		(790,885)
Net realized gain		4,874,742
Net change in unrealized appreciation (depreciation) on:
Investments		2,005,118
Forward foreign currency contracts, foreign currency transactions and foreign denominated assets and liabilities		12,147
Net change in unrealized appreciation (depreciation)		2,017,265
Net Increase in Net Assets Resulting from Operations		$10,450,533

See Notes to Financial Statements

17

UNCONSTRAINED EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Year Ended
	Ended	December 31,
	June 30, 2016	2015
	(unaudited)
Operations:
Net investment income	$3,558,526	$14,592,314
Net realized gain (loss)	4,874,742	(49,350,366)
Net change in unrealized appreciation (depreciation)	2,017,265	24,637
Net increase (decrease) in net assets resulting from operations	10,450,533	(34,733,415)
Dividends and Distributions to shareholders from:
Net investment income
Class A Shares	(208,488)	—
Class C Shares	(80,241)	—
Class I Shares	(2,406,747)	—
Class Y Shares	(541,391)	—
	(3,236,867)	—
Return of capital
Class A Shares	—	(1,155,905)
Class C Shares	—	(296,044)
Class I Shares	—	(9,711,203)
Class Y Shares	—	(3,265,527)
	—	(14,428,679)
Total dividends and distributions	(3,236,867)	(14,428,679)
Share transactions:
Proceeds from sale of shares
Class A Shares	561,408	6,765,923
Class C Shares	88,726	1,003,464
Class I Shares	804,782	62,765,786
Class Y Shares	7,422,278	36,039,839
	8,877,194	106,575,012
Reinvestment of dividends and distributions
Class A Shares	152,415	1,005,236
Class C Shares	64,231	246,632
Class I Shares	150,213	2,738,216
Class Y Shares	329,551	2,397,843
	696,410	6,387,927
Cost of shares redeemed
Class A Shares	(4,388,267)	(29,065,413)
Class C Shares	(600,886)	(3,291,315)
Class I Shares	(49,543,760)	(37,749,978)
Class Y Shares	(7,706,363)	(51,951,713)
	(62,239,276)	(122,058,419)
Net decrease in net assets resulting from share transactions	(52,665,672)	(9,095,480)
Total decrease in net assets	(45,452,006)	(58,257,574)
Net Assets:
Beginning of period	168,431,087	226,688,661
End of period #	$122,979,081	$168,431,087
# Including accumulated net investment loss	$(740,913)	$(1,062,572)

See Notes to Financial Statements

18

UNCONSTRAINED EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the Six					For the Period
	Months					July 9, 2012 (a)
	Ended					through
	June 30,		Year Ended December 31,			December 31,
	2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$6.64		$8.18	$8.55	$9.54	$8.88
Income from investment operations:
Net investment income	0.13		0.45	0.54	0.44	0.25
Net realized and unrealized gain (loss) on investments	0.32		(1.53)	(0.37)	(0.87)	0.73
Total from investment operations	0.45		(1.08)	0.17	(0.43)	0.98
Less dividends and distributions from:
Net investment income		(0.15)	—	(0.38)	(0.14)		(0.24)
Net realized capital gains	—		—	—	—		(0.08)
Return of capital	—		(0.46)	(0.16)	(0.42)	—
Total dividends and distributions		(0.15)	(0.46)	(0.54)	(0.56)		(0.32)
Net asset value, end of period	$6.94		$6.64	$8.18	$8.55	$9.54
Total return (b)	6.90	%(c)	(13.60)%	1.83%	(4.70)%	11.06	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$8,515		$11,763	$36,990	$35,983	$3,602
Ratio of gross expenses to average net assets	1.68	%(d)	1.44%	1.32%	1.42%	1.67	%(d)
Ratio of net expenses to average net assets	1.25	%(d)	1.25%	1.25%	1.25%	1.25	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	1.25	%(d)	1.25%	1.25%	1.25%	1.25	%(d)
Ratio of net investment income to average net assets	4.15	%(d)	5.63%	6.04%	6.23%	5.88	%(d)
Portfolio turnover rate	322	%(c)	605%	410%	556%	190	%(c)
(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

19

UNCONSTRAINED EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
	For the Six					For the Period
	Months					July 9, 2012 (a)
	Ended					through
	June 30,		Year Ended December 31,			December 31,
	2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$6.45		$8.02	$8.45	$9.50	$8.88
Income from investment operations:
Net investment income	0.12		0.37	0.46	0.46	0.37
Net realized and unrealized gain (loss) on investments	0.30		(1.48)	(0.35)	(0.95)	0.57
Total from investment operations	0.42		(1.11)	0.11	(0.49)	0.94
Less dividends and distributions from:
Net investment income		(0.15)	—	(0.38)	(0.14)		(0.24)
Net realized capital gains	—		—	—	—		(0.08)
Return of capital	—		(0.46)	(0.16)	(0.42)	—
Total dividends and distributions		(0.15)	(0.46)	(0.54)	(0.56)		(0.32)
Net asset value, end of period	$6.72		$6.45	$8.02	$8.45	$9.50
Total return (b)	6.63	%(c)	(14.26)%	1.11%	(5.37)%	10.61	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$3,362		$3,669	$6,714	$5,254	$533
Ratio of gross expenses to average net assets	2.89	%(d)	2.68%	2.60%	2.59%	2.81	%(d)
Ratio of net expenses to average net assets	1.95	%(d)	1.95%	1.95%	1.95%	1.95	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	1.95	%(d)	1.95%	1.95%	1.95%	1.95	%(d)
Ratio of net investment income to average net assets	3.78	%(d)	4.93%	5.37%	5.60%	4.80	%(d)
Portfolio turnover rate	322	%(c)	605%	410%	556%	190	%(c)
(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

20

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Six					For the Period
	Months					July 9, 2012 (a)
	Ended					through
	June 30,		Year Ended December 31,			December 31,
	2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$6.71		$8.23	$8.58	$9.54	$8.88
Income from investment operations:
Net investment income	0.16		0.47	0.55	0.54	0.23
Net realized and unrealized gain (loss) on investments	0.31		(1.53)	(0.36)	(0.94)	0.75
Total from investment operations	0.47		(1.06)	0.19	(0.40)	0.98
Less dividends and distributions from:
Net investment income		(0.15)	—	(0.38)	(0.14)		(0.24)
Net realized capital gains	—		—	—	—		(0.08)
Return of capital	—		(0.46)	(0.16)	(0.42)	—
Total dividends and distributions		(0.15)	(0.46)	(0.54)	(0.56)		(0.32)
Net asset value, end of period	$7.03		$6.71	$8.23	$8.58	$9.54
Total return (b)	7.13	%(c)	(13.27)%	2.06%	(4.38)%	11.06	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$87,406		$130,494	$135,421	$112,437	$91,197
Ratio of gross expenses to average net assets	0.95	%(d)	0.94%	0.95%	1.02%	1.03	%(d)
Ratio of net expenses to average net assets	0.95	%(d)	0.94%	0.95%	0.95%	0.95	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.95	%(d)	0.94%	0.95%	0.95%	0.95	%(d)
Ratio of net investment income to average net assets	4.75	%(d)	6.27%	6.38%	6.56%	6.67	%(d)
Portfolio turnover rate	322	%(c)	605%	410%	556%	190	%(c)
(a)	Commencement of operations.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

21

UNCONSTRAINED EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the Six					For the Period
	Months					July 9, 2012 (a)
	Ended					through
	June 30,		Year Ended December 31,			December 31,
	2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$6.69		$8.22	$8.57	$9.54	$8.88
Income from investment operations:
Net investment income	0.16		0.48	0.50	0.47	0.43
Net realized and unrealized gain (loss) on investments	0.30		(1.55)	(0.31)	(0.88)	0.55
Total from investment operations	0.46		(1.07)	0.19	(0.41)	0.98
Less dividends and distributions from:
Net investment income		(0.15)	—	(0.38)	(0.14)		(0.24)
Net realized capital gains	—		—	—	—		(0.08)
Return of capital	—		(0.46)	(0.16)	(0.42)	—
Total dividends and distributions		(0.15)	(0.46)	(0.54)	(0.56)		(0.32)
Net asset value, end of period	$7.00		$6.69	$8.22	$8.57	$9.54
Total return (b)	7.00	%(c)	(13.41)%	2.06%	(4.49)%	11.06	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$23,697		$22,505	$47,564	$8,607	$855
Ratio of gross expenses to average net assets	1.23	%(d)	1.07%	1.08%	1.48%	1.74	%(d)
Ratio of net expenses to average net assets	1.00	%(d)	1.00%	1.00%	1.00%	1.00	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	1.00	%(d)	1.00%	1.00%	1.00%	1.00	%(d)
Ratio of net investment income to average net assets	4.78	%(d)	6.08%	6.14%	6.61%	5.78	%(d)
Portfolio turnover rate	322	%(c)	605%	410%	556%	190	%(c)
(a)	Commencement of operations.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

22

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) (formerly known as Van Eck Funds) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The Unconstrained Emerging Markets Bond Fund (the “Fund”) is a non-diversified series of the Trust and seeks total return, consisting of income and capital appreciation by investing primarily in emerging market debt securities. The Fund currently offers four classes of shares: Class A, C, I and Y shares. Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value. Forward foreign currency contracts are valued at the spot currency rate plus
23

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”). The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

24

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the U.S. Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations. The total net realized gains and losses from fluctuations of foreign exchange rates on investments and other foreign currency denominated assets and liabilities are disclosed in Note 5—Income Taxes.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are generally declared and paid at least annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable
25

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Forward Foreign Currency Contracts—The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure, or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in net realized gain (loss) on forward foreign currency contracts, foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations. The Fund may incur additional risk from investments in forward foreign currency contracts if the counterparty is unable to fulfill its obligation or there are unanticipated movements of the foreign currency relative to the U.S. dollar. The Fund held forward foreign currency contracts for five months during the period ended June 30, 2016 with an average unrealized depreciation of $26,895. Forward foreign currency contracts held at June 30, 2016 are reflected in the Schedule of Investments.
26

At June 30, 2016, the Fund held the following derivative instruments (not designated as hedging instruments under GAAP):

Asset Derivatives
Foreign Currency Risk
Foreign forward currency contracts[1]	$8,159

[1]	Statement of Assets and Liabilities location: Net unrealized appreciation on forward foreign currency contracts

The impact of transactions in derivatives instruments during the period ended June 30, 2016 was as follows:

Foreign Currency Risk
Realized gain (loss):
Forward foreign currency contracts[1]	$(408,003)
Net change in unrealized appreciation (depreciation):
Forward foreign currency contracts[2]	16,622

[1]	Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts, foreign currency transactions and foreign denominated assets and liabilities
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currency transactions and foreign denominated assets and liabilities

G.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Fund to set off any exposure to a specific counterparty with any collateral received from or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments. Collateral held, if any, at June 30, 2016 is presented in the Schedule of Investments.
27

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The table below present both gross and net information about the derivative instruments eligible for offset in the Statement of Assets and Liabilities subject to a master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of June 30, 2016. Collateral, if any, is disclosed up to an amount of 100% of the net amount of unrealized gain/loss for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.

	Gross Amount of Recognized Assets	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Collateral Received	Net Amount

Forward foreign currency contracts	$13,205	$(5,046)	$8,159	$—	$8,159

	Gross Amount of Recognized Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Collateral Pledged	Net Amount

Forward foreign currency contracts	$(5,046)	$5,046	$—	$—	$—

H.	Other—Security transactions are accounted for on trade date. Realized gains and losses are calculated on the specific identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Estimated foreign taxes that are expected to be withheld from proceeds at the sale of certain foreign investments are accrued by the Fund and decrease the unrealized gain on investments. Income, expenses (excluding class-specific expenses), realized and unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may
28

be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.80% of the first $1.5 billion of average daily net assets and 0.75% of the average daily net assets in excess of $1.5 billion. The Adviser has agreed, through May 1, 2017, to voluntarily waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, interest and dividend payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The current expense limitations and the amounts waived by the Adviser for the period ended June 30, 2016, are as follows:

	Expense Limitation	Waiver of Management Fees
Class A	1.25%	$21,014
Class C	1.95	16,411
Class I	0.95	973
Class Y	1.00	26,780

For the period ended June 30, 2016, Van Eck Securities Corporation (the “Distributor”), an affiliate and wholly-owned subsidiary of the Adviser, received a total of $1 in sales loads relating to the sale of shares of the Fund, all of which was reallowed to broker/dealers.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

Note 4—Investments—For the period ended June 30, 2016, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term obligations, aggregated $470,532,024 and $519,346,893, respectively.

Note 5—Income Taxes—For Federal income tax purposes, the identified cost of investments owned at June 30, 2016 was $120,299,604 and net unrealized appreciation aggregated to $2,500,629, of which $3,115,913 related to appreciated securities and $615,284 related to depreciated securities.

29

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The tax character of dividends and distributions paid to shareholders for the year ended December 31, 2015 was as follows:

Return of Capital	$14,428,679

The tax character of current year distributions will be determined at the end of the current fiscal year.

Net qualified late-year losses incurred after October 31, 2015 and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year. For the year ended December 31, 2015, the Fund intends to defer to January 1, 2016 for federal tax purpose qualified late year losses as follows:

Late-Year Ordinary Losses	Post-October Capital Losses
$542,855	$—

At December 31, 2015, the Fund had capital loss carryforwards available to offset future capital gains as follows:

Post-Effective No Expiration Short- Term Capital Losses	Post-Effective No Expiration Long- Term Capital Losses
$40,765,023	$1,011,276

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences which may affect the tax character of distributions and undistributed net investment income at the end of the Fund’s fiscal year. For the period January 1, 2016 to June 30, 2016, the Fund’s net realized losses from foreign currency translations were $254,768.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2016, the Fund did not incur any interest or penalties.

Note 6—Concentration of Risk—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and

30

considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers. The Fund may invest in debt securities which are rated below investment grade by rating agencies. Such securities involve more risk of default than higher rated securities and are subject to greater price variability.

As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Fund. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Fund.

Further, the United Kingdom recently decided to leave the European Union (“EU”), creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s withdrawal from the EU and the effects such withdrawal will have on the Euro, European economies and the global markets. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

Note 7—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts and payments to the Distributor, for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and 1.00% of average daily net assets for Class C Shares.

31

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
	(unaudited)

Class A
Shares sold	82,450	875,358
Shares reinvested	22,405	135,498
Shares redeemed	(650,440)	(3,762,063)
Net decrease	(545,585)	(2,751,207)

Class C
Shares sold	13,456	141,273
Shares reinvested	9,715	34,264
Shares redeemed	(91,504)	(444,065)
Net decrease	(68,333)	(268,528)

Class I
Shares sold	114,542	7,758,465
Shares reinvested	22,001	368,725
Shares redeemed	(7,154,068)	(5,118,242)
Net increase (decrease)	(7,017,525)	3,008,948

Class Y
Shares sold	1,097,708	4,492,187
Shares reinvested	47,892	319,704
Shares redeemed	(1,127,069)	(7,235,047)
Net increase (decrease)	18,531	(2,423,156)

Note 9—Bank Line of Credit—The Trust participates with VanEck VIP Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2016, the average daily loan balance during the 22 day period for which a loan was outstanding amounted to $6,192,746 and the average interest rate was 1.72%. At June 30, 2016, the Fund had no borrowings under the Facility.

32

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 11—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividends from net investment income were declared and paid by the Fund subsequent to June 30, 2016:

	Ex-Date	Record Date	Payable Date	Per Share

Class A	7/22/16	7/21/16	7/22/16	$0.016
Class C	7/22/16	7/21/16	7/22/16	$0.016
Class I	7/22/16	7/21/16	7/22/16	$0.016
Class Y	7/22/16	7/21/16	7/22/16	$0.016

Class A	8/23/16	8/22/16	8/23/16	$0.027
Class C	8/23/16	8/22/16	8/23/16	$0.027
Class I	8/23/16	8/22/16	8/23/16	$0.027
Class Y	8/23/16	8/22/16	8/23/16	$0.027
33

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited)

CM COMMODITY INDEX FUND

EMERGING MARKETS FUND

GLOBAL HARD ASSETS FUND

INTERNATIONAL INVESTORS GOLD FUND

LONG/SHORT EQUITY INDEX FUND

UNCONSTRAINED EMERGING MARKETS BOND FUND

(each a “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 23, 2016, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between each Fund and its investment adviser, Van Eck Absolute Return Advisers Corporation (“VEARA”) for CM Commodity Index Fund (“CMCI”) and Van Eck Associates Corporation (“VEAC”) for each other Fund (VEARA and VEAC, together with their affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on June 2, 2016 and June 22 and 23, 2016 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;
34

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing each Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2016 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”), (iii) an appropriate benchmark index, (iv) for the Global Hard Assets Fund, an additional benchmark index that includes relevant exposures not otherwise reflected in the benchmark index (the “GHA Additional Index”) and (v) for the Unconstrained Emerging Markets Bond Fund, two additional benchmark indexes, each of which comprises 50% of the Fund’s benchmark index (each an “UEMBF Additional Index”);

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of each Fund during its fiscal year ended December 31, 2015 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	A supplemental report prepared by an independent consultant comparing total management fee rates, which include both advisory and administrative fee rates on a combined basis (the
35

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited) (continued)

“Management Fee Rates”), and, separately, the administrative fee rates and advisory fee rates with respect to a representative class of shares of each of the Emerging Markets Fund and International Investors Gold Fund during its fiscal year ended December 31, 2015 with those of each Fund’s (i) Expense Category and (ii) Expense Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of each Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third
36

party service providers), the Adviser’s cybersecurity response policy which is being finalized and will document the Adviser’s processes for the suitable escalation, remediation and communication of a cybersecurity event and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in a Fund by the Adviser’s investment personnel;

■	Descriptions of the processes that the Adviser uses to evaluate and monitor the liquidity of fixed-income instruments and information regarding the actions the Adviser has taken with respect to risk management and disclosure matters relating to changing fixed income market conditions;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Funds with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to each Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Funds);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as each Fund’s

37

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited) (continued)

custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder, including, with respect to CMCI, the undertaking by VEAC to guarantee the performance of VEARA’s obligations under the Advisory Agreement; (4) the willingness of the Adviser to reduce the overall expenses of each Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of each Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for each Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, hedge funds, separate accounts and UCITs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as a Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for each Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2016, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2015.

38

CM Commodity Index Fund

Performance. The Board noted that the Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index (the “UBS Index”) and that the Fund had underperformed the UBS Index over the one-, three- and five-year periods. The Board also noted that differences between the performance of the Fund and the performance of the UBS Index during the relevant time periods since the inception of the Fund have been reasonable in light of the impact of cash flows on the performance of the Fund. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were lower than the median advisory fee rates and total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Emerging Markets Fund

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Category and Performance Peer Group medians over the three- and five-year periods and its Performance Category median for the ten-year period, but had underperformed its Performance Category and Performance Peer Group medians for the one-year period and its Performance Peer Group median for the ten-year period. The Board also noted that the Fund had outperformed its benchmark index over the three-, five- and ten-year periods, but had underperformed its benchmark index over the one-year period. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rates of its Expense Category and Expense Peer Group. The Board also noted that the Fund’s total expense ratio, net of

39

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited) (continued)

waivers or reimbursements, and its Management Fee Rate (which includes both advisory and administrative fee rates) were lower than the median expense ratios and Management Fee Rates of its Expense Category and Expense Peer Group. The Board further noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Global Hard Assets Fund

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Category and Performance Peer Group medians over the ten-year period, but had underperformed its Performance Category and Performance Peer Group medians over the one-, three- and five-year periods. The Board also noted that the Fund had underperformed its benchmark index for all periods under review. The Board further noted that the Fund had outperformed the GHAF Additional Index for the ten-year period, but had underperformed the GHAF Additional Index for the one-, three- and five-year periods. The Board noted that the Fund’s performance in recent years has been adversely affected by a prevailing bear market for commodities and that the Adviser is actively evaluating various investment techniques that may be used to enhance returns in such “risk-off” market environments. The Board concluded that additional time is needed for the Adviser to complete its evaluation of these techniques and to implement appropriate actions in light of such evaluation.

Fees and Expenses. The Board noted that the fee rate payable for advisory services was higher than the median advisory fee rates of its Expenses Category and Expense Peer Group, and that the Fund’s total expense ratio, net of waivers or reimbursements, was lower than the median expense ratio of its Expense Category but higher than the median expense ratio of its Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided

40

by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

International Investors Gold Fund

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Category and Performance Peer Group medians over the five- and ten-year periods, but had underperformed its Performance Category and Performance Peer Group medians for the one- and three-year periods. The Board also noted that the Fund had outperformed its benchmark index for the three-, five- and ten-year periods, but had underperformed its benchmark index for the one-year period. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board regarding material factors that contributed to the Fund’s underperformance in recent periods, the Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rates of its Expense Category and Expense Peer Group, but that the Fund’s total expense ratio, net of waivers or reimbursements, and its Management Fee Rate (which includes both advisory and administrative fee rates) were higher than the median expense ratios and Management Fee Rates of its Expense Category and Expense Peer Group. The Board further noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Long/Short Equity Index Fund

Performance. The Board noted that the Fund seeks to track, before fees and expenses, the performance of the MVIS North America Long/Short Equity Index (formerly known as the Market Vectors North America Long/Short Equity Index) (the “L/S Index”) and that the Fund had underperformed the L/S Index over the one-year period. The Board also noted that the difference between the performance of the Fund and the performance of the L/S Index during the one-year

41

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2016 (unaudited) (continued)

period is reasonable in light of the impact of cash flows on the performance of the Fund. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, for the Fund were lower than the median advisory fee rates and total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Unconstrained Emerging Markets Bond Fund

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had underperformed its Performance Category and Performance Peer Group median and benchmark index for the one- and three-year periods. The Board also noted that the Fund had outperformed one of the UEMBF Additional Indexes and underperformed the other for the three-year period and underperformed both of the UEMBF Additional Indexes for the one-year period. The Board noted that actions have been taken by the Adviser to establish additional risk-control investment guidelines that will limit the Fund’s exposure to certain issuer-specific and country-specific risks. The Board concluded that additional time is needed to evaluate the effectiveness of such actions.

Fees and Expenses. The Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and expense ratios for its Expense Category and Expense Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2017 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

42

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Funds invest and the volatility of cash flows into and out of the Funds through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to each Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating each Advisory Agreement and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of an Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of each Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

43

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	UEMBSAR

SEMI-ANNUAL REPORT June 30, 2016 (unaudited)

VanEck Funds

VanEck NDR Managed Allocation Fund

800.826.2333	vaneck.com

The information contained in this shareholder letter represents the personal opinions of the investment team members and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment team members are as of June 30, 2016.

VANECK NDR MANAGED ALLOCATION FUND

(unaudited)

Dear Shareholder,

The VanEck NDR Managed Allocation Fund (the “Fund”) returned 1.71% (Class A shares, excluding sales charge) for the period from May 11, 2016 (inception) to June 30, 2016. Over this period, the Fund outperformed its benchmark, comprised of 60% MSCI All Country World Index1 and 40% Barclays US Aggregate Bond Index,2 which returned 1.08%. The Fund’s regional stock positioning was responsible for its outperformance during the period.

The newly launched Fund is a result of the partnership between VanEck and Ned Davis Research (NDR) to provide clients with a tactical solution to core asset allocation. It is designed to outperform its benchmark in all market environments, but especially during periods of market stress.

The Fund uses a specialized version of Ned Davis Research’s global tactical asset allocation model (VE NDR Model). The VE NDR Model uses customized parameters to guide asset allocation decisions. The VE NDR Model combines the signals generated by various NDR sub-models, which, in the aggregate, aim to enhance asset allocation by tilting portfolio weightings toward asset classes believed to be more attractive than others given perceived market trends, current opportunities and/or risks in the market. The sub-models use fundamental, macroeconomic and technical indicators to generate allocation signals among (i) stocks, bonds and cash, (ii) geographical locations and (iii) market capitalization (e.g., company size) and investment style (e.g., value and growth). As used herein, the term “signals” refers to allocation percentages generated by the VE NDR Model.

Fund Review

The Fund’s asset class positioning detracted from performance as stocks were favored over bonds. The MSCI All Country World Index returned 0.38% and the Barclay’s US Aggregate Bond Index returned 1.54% during the period. The Fund launched with a 0.70% overweight to stocks and increased this overweight position to 1.30% in June. The Fund’s exposure to cash remained below 1% during the period.

The Fund maintained no exposure to the U.K. and an underweight exposure to Europe ex U.K. On June 24, the world was surprised by the results of the British exit from the European Union (Brexit) vote in favor of the “leave” camp. The British pound and the euro both depreciated significantly on the news. This resulted in the MSCI UK USD Index3 and the Fund’s exposure to Europe ex U.K. returning -1.51% and -3.75%,

1

VANECK NDR MANAGED ALLOCATION FUND

(unaudited) (continued)

respectively, for the period. The Fund also benefited from overweight exposures to the Pacific ex Japan and the emerging markets. The Fund’s position in the emerging markets returned 4.29% and its position in the Pacific ex Japan returned 0.92%.

Within U.S. stocks, the Fund’s market cap and style positioning detracted from performance. The Fund maintained an overweight position to large-cap over small-cap and growth over value for the period. This positioning detracted from performance as small-caps4 outperformed large-caps5 by 1.25% and value6 outperformed growth7 by 1.98% during the period.

Outlook

We are strong advocates of a dynamic approach to asset allocation and believe that right now—given that we are over seven years into a bull market, interest rates are at all-time lows, and political uncertainty remains high—our case is that much stronger.

We do not take positions based on our personal view of the market, but rely upon the evidence of objective research from Ned Davis Research. While macroeconomic and fundamental research can be great long-term predictors of asset class returns, we believe they are typically poor predictors of timing market events. This is why the Fund, importantly, also incorporates technical research indicators. The combination of these types of indicators allows the Fund to be dynamic and nimble with the ability to adapt quickly to changing market environments.

We believe that, taking the approach we do, we offer investors the ability to thrive in all market conditions.

The Fund is subject to market risk, including possible loss of principal. Because the Fund is a “fund-of-funds,” an investor will indirectly bear the principal risks of the exchange-traded products in which it invests, including but not limited to, risks associated with smaller companies, foreign securities, emerging markets, debt securities, commodities, and derivatives. The Fund will bear its share of the fees and expenses of the exchange-traded products. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in an exchange-traded product. Because the Fund invests in exchange-traded products, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an exchange-traded product’s shares may be higher or lower than the value of its underlying assets, there may be a lack of liquidity in the shares of the exchange-traded product, or trading may be halted by the exchange on

2

which they trade. Principal risks of investing in foreign securities include changes in currency rates, foreign taxation and differences in auditing and other financial standards. Debt securities may be subject to credit risk and interest rate risk. Investments in debt securities typically decrease in value when interest rates rise. Because Van Eck Associates Corporation (the “Adviser”) relies heavily on third party quantitative models, the Fund is also subject to model and data risk. Please see the prospectus and summary prospectus for information on these and other risk considerations.

We appreciate your participation in the VanEck NDR Managed Allocation Fund, and we look forward to helping you meet your investment goals in the future.

David Schassler Portfolio Manager July 25, 2016	John Lau Deputy Portfolio Manager

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

3

VANECK NDR MANAGED ALLOCATION FUND

(unaudited) (continued)

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

[1]	MSCI All Country World Index (MSCI ACWI) captures large- and mid-capitalization representation across 23 Developed Markets (DM) and 23 Emerging Markets (EM) countries and covers approximately 85% of the global investable equity opportunity set. The MSCI ACWI benchmark is a gross return index which reinvests as much as possible of a company’s gross dividend distributions.

[2]	Barclays US Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes U.S. Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities.

[3]	MSCI United Kingdom Index (USD) is designed to measure the performance of the large- and mid-cap segments of the U.K. market. With 114 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in the U.K.

[4]	Russell 2000 Index is the proxy selected for U.S. small cap stocks, an index which measures the performance of the smallest 2,000 companies within the Russell 3000 Index.

[5]	Russell 1000 Index is the proxy selected for U.S. large cap stocks, an index of the largest 1,000 companies in the Russell 3000 Index. The Russell 1000 Index comprises over 90% of the total market capitalization of all listed U.S. stocks.

[6]	Russell 3000 Value Index is the proxy selected for U.S. value stocks, a market-capitalization weighted equity index based on the Russell 3000 Index, which measures how U.S. stocks in the equity value segment perform. Included in the Russell 3000 Value Index are stocks from the Russell 3000 Index with lower price-to-book ratios and lower expected growth rates.

[7]	Russell 3000 Growth Index is the proxy selected for U.S. growth stocks, a market capitalization weighted index based on the Russell 3000 Index. The Russell 3000 Growth Index includes companies that display signs of above average growth. Companies within the Russell 3000 that exhibit higher price-to-book and forecasted earnings are used to form the Russell 3000 Growth Index.
4

VANECK NDR MANAGED ALLOCATION FUND

PERFORMANCE COMPARISON

June 30, 2016 (unaudited)

Total Return 06/30/2016	Class A-NDRMX After Max Sales Charge[1]	Class A-NDRMX Before Sales Charge	60% MSCI ACWI 40% Barclays US Agg.
Life* (cumulative)	(4.12)%	1.71%	1.08%
* since 5/11/16

Total Return 06/30/2016	Class I-NDRUX After Max Sales Charge[2]	Class I-NDRUX Before Sales Charge	60% MSCI ACWI 40% Barclays US Agg.
Life* (cumulative)	n/a	1.75%	1.08%
* since 5/11/16

Total Return 06/30/2016	Class Y-NDRYX After Max Sales Charge[3]	Class Y-NDRYX Before Sales Charge	60% MSCI ACWI 40% Barclays US Agg.
Life* (cumulative)	n/a	1.75%	1.08%

*since 5/11/16

Inception date for the VanEck NDR Managed Allocation Fund was 5/11/16.

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted. Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Index returns assume that dividends of the Index constituents in the Index have been reinvested. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting vaneck.com.

[1]	A Shares: maximum sales charge is 5.75%
Gross Expense Ratio 3.67% / Net Expense Ratio 1.15%

[2]	I shares: no sales or redemption charges
Gross Expense Ratio 3.13% / Net Expense Ratio 0.85%

[3]	Y shares: no sales or redemption charges
Gross Expense Ratio 3.55% / Net Expense Ratio 0.90%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.15% for Class A, 0.85% for Class I, and 0.90% for Class Y of the Fund’s average daily net assets per year until May 1, 2018. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

5

VANECK NDR MANAGED ALLOCATION FUND

PERFORMANCE COMPARISON

June 30, 2016 (unaudited) (continued)

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

The MSCI All Country World Index (MSCI ACWI) captures large- and mid-capitalization representation across 23 Developed Markets (DM) and 23 emerging markets (EM) countries and covers approximately 85% of the global investable equity opportunity set. The MSCI ACWI benchmark is a gross return index which reinvests as much as possible of a company’s gross dividend distributions.

Barclays US Aggregate Bond Index (Barclays US Agg.) is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes U.S. Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities.

6

VANECK NDR MANAGED ALLOCATION FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2016 to June 30, 2016.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7

VANECK NDR MANAGED ALLOCATION FUND

EXPLANATION OF EXPENSES

(unaudited) (continued)

		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2016 - June 30, 2016
Class A
	Actual	$1,000.00	$1,017.10	1.15%	$1.58
	Hypothetical**	$1,000.00	$1,005.26	1.15%	$1.58
Class I
	Actual	$1,000.00	$1,017.50	0.85%	$1.17
	Hypothetical**	$1,000.00	$1,005.67	0.85%	$1.16
Class Y
	Actual	$1,000.00	$1,017.50	0.90%	$1.24
	Hypothetical**	$1,000.00	$1,005.60	0.90%	$1.23

*	Expenses are equal to the Fund’s annualized expense ratio (for the period from May 11, 2016 (commencement of operations) to June 30, 2016), multiplied by the average account value over the period, multiplied by the number of days since commencement of operations divided by the number of days in the fiscal year.

**	Assumes annual return of 5% before expenses
8

VANECK NDR MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (unaudited)

Number of Shares		Value

EXCHANGE TRADED FUNDS: 99.2%
9,153	iShares Barclays Aggregate Bond Fund	$1,030,353
5,537	iShares MSCI Canada ETF	135,712
1,730	iShares MSCI Eurozone ETF	55,827
18,249	iShares MSCI Japan ETF	209,864
20,096	iShares MSCI Pacific ex Japan ETF	787,763
1,244	iShares MSCI South Korea Capped ETF	64,775
488	iShares MSCI Switzerland Capped ETF	14,469
7,465	iShares Russell 1000 Growth Index Fund	749,187
6,083	iShares Russell 1000 Value ETF	628,131
989	iShares Russell 2000 Growth ETF	135,671
Number of Shares		Value

EXCHANGE TRADED FUNDS: (continued)
1,167	iShares Russell 2000 Value ETF	$113,549
10,217	Vanguard FTSE Emerging Markets ETF	359,843
12,233	Vanguard Total Bond Market ETF	1,031,242
Total Exchange Traded Funds (Cost: $5,248,921)		5,316,386
MONEY MARKET FUND: 1.0% (Cost: $56,204)
56,204	AIM Treasury Portfolio — Institutional Class	56,204
Total Investments: 100.2% (Cost: $5,305,125)		5,372,590
Liabilities in excess of other assets: (0.2)%		(12,852)
NET ASSETS: 100.0%		$5,359,738

Summary of Investments by Sector (unaudited)	% of Investments	Value
Exchange Traded Funds	99.0%	$5,316,386
Money Market Fund	1.0	56,204
	100.0%	$5,372,590

The summary of inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$5,316,386	$—	$—	$5,316,386
Money Market Fund	56,204	—	—	56,204
Total	$5,372,590	$—	$—	$5,372,590

There were no transfers between levels during the period ended June 30, 2016.

See Notes to Financial Statements

9

VANECK NDR MANAGED ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (unaudited)

Assets:
Investments, at value (Cost $5,305,125)	$5,372,590
Receivables:
Due from Adviser	10,712
Dividends and interest	5
Total assets	5,383,307
Liabilities:
Payables:
Due to Distributor	301
Accrued expenses	23,268
Total liabilities	23,569
NET ASSETS	$5,359,738
Class A Shares:
Net Assets	$1,543,948
Shares of beneficial interest outstanding	60,356
Net asset value and redemption price per share	$25.58
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$27.14
Class I Shares:
Net Assets	$2,543,909
Shares of beneficial interest outstanding	99,405
Net asset value, offering and redemption price per share	$25.59
Class Y Shares:
Net Assets	$1,271,881
Shares of beneficial interest outstanding	49,703
Net asset value, offering and redemption price per share	$25.59
Net Assets consist of:
Aggregate paid in capital	$5,268,146
Net unrealized appreciation	67,465
Undistributed net investment income	17,541
Accumulated net realized gain	6,586
$5,359,738

See Notes to Financial Statements

10

VANECK NDR MANAGED ALLOCATION FUND

STATEMENT OF OPERATIONS

For the Period May 11, 2016 (a) through June 30, 2016 (unaudited)

Income:
Dividends	$24,242
Expenses:
Management fees	5,665
Distribution fees - Class A	486
Transfer agent fees - Class A	510
Transfer agent fees - Class I	510
Transfer agent fees - Class Y	510
Custodian fees	297
Professional fees	5,556
Registration fees - Class A	916
Registration fees - Class I	916
Registration fees - Class Y	916
Reports to shareholders	4,146
Trustees’ fees and expenses	3,456
Other	108
Total expenses	23,992
Waiver of management fees	(5,665)
Expenses assumed by the Adviser	(11,626)
Net expenses	6,701
Net investment income	17,541
Net realized gain on:
Investments	6,586
Net change in unrealized appreciation on:
Investments	67,465
Net Increase in Net Assets Resulting from Operations	$91,592

(a)	Commencement of Operations

See Notes to Financial Statements

11

VANECK NDR MANAGED ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the Period May 11, 2016 (a) through June 30, 2016
(unaudited)
Operations:
Net investment income	$17,541
Net realized gain	6,586
Net change in unrealized appreciation	67,465
Net increase in net assets resulting from operations	91,592
Share transactions:
Proceeds from sale of shares
Class A Shares	1,518,081
Class I Shares	2,500,035
Class Y Shares	1,250,030
5,268,146
Net increase in net assets resulting from share transactions	5,268,146
Total increase in net assets	5,359,738
Net Assets:
Beginning of period	—
End of period (including undistributed net investment income of $17,541)	$5,359,738

(a)	Commencement of operations

See Notes to Financial Statements

12

VANECK NDR MANAGED ALLOCATION FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	Class A
	For the Period May 11, 2016 (a) through June 30, 2016
	(unaudited)
Net asset value, beginning of period	$25.15
Income from investment operations:
Net investment income	0.08
Net realized and unrealized gain on investments	0.35
Total from investment operations	0.43
Net asset value, end of period	$25.58
Total return (b)	1.71	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,544
Ratio of gross expenses to average net assets (e)	3.67	%(d)
Ratio of net expenses to average net assets (e)	1.15	%(d)
Ratio of net expenses, excluding interest expense, to average net assets (e)	1.15	%(d)
Ratio of net investment income to average net assets (e)	2.42	%(d)
Portfolio turnover rate	13	%(c)

(a)	Commencement of operations.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investments in underlying funds.

See Notes to Financial Statements

13

VANECK NDR MANAGED ALLOCATION FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Period May 11, 2016 (a) through June 30, 2016
	(unaudited)
Net asset value, beginning of period	$25.15
Income from investment operations:
Net investment income	0.09
Net realized and unrealized gain on investments	0.35
Total from investment operations	0.44
Net asset value, end of period	$25.59
Total return (b)	1.75	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$2,544
Ratio of gross expenses to average net assets (e)	3.13	%(d)
Ratio of net expenses to average net assets (e)	0.85	%(d)
Ratio of net expenses, excluding interest expense, to average net assets (e)	0.85	%(d)
Ratio of net investment income to average net assets (e)	2.51	%(d)
Portfolio turnover rate	13	%(c)

(a)	Commencement of operations.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investments in underlying funds.

See Notes to Financial Statements

14

VANECK NDR MANAGED ALLOCATION FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the Period May 11, 2016 (a) through June 30, 2016
	(unaudited)
Net asset value, beginning of period	$25.15
Income from investment operations:
Net investment income	0.08
Net realized and unrealized gain on investments	0.36
Total from investment operations	0.44
Net asset value, end of period	$25.59
Total return (b)	1.75	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,272
Ratio of gross expenses to average net assets (e)	3.55	%(d)
Ratio of net expenses to average net assets (e)	0.90	%(d)
Ratio of net expenses, excluding interest expense, to average net assets (e)	0.90	%(d)
Ratio of net investment income to average net assets (e)	2.46	%(d)
Portfolio turnover rate	13	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investments in underlying funds.

See Notes to Financial Statements

15

VANECK NDR MANAGED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The NDR Managed Allocation Fund (the “Fund”) is a diversified series of the Trust and seeks to achieve its investment objective by investing in exchange traded products using a customized version of a global tactical asset allocation model developed by Ned Davis Research, Inc. The Fund currently offers three classes of shares: Class A, I and Y Shares. Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares sold subject to a front-end sales charge. The Fund commenced operations on May 11, 2016.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy (as described below). Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities
16

are actively traded they are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (“the Adviser”). The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities, dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
17

VANECK NDR MANAGED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

E.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that
18

a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. The Fund held no derivative instruments during the period ended June 30, 2016.

F.	Other—Security transactions are accounted for on trade date. Realized gains and losses are calculated on the specific identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Income, expenses (excluding class-specific expenses), realized and unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the investment adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has agreed, through May 1, 2018, to voluntarily waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, interest and dividend payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The current expense limitations and the amounts waived/assumed by the Adviser for the period ended June 30, 2016, are as follows:

	Expense Limitation	Waiver of Management Fees	Expenses Assumed by the Adviser
Class A	1.15%	$1,561	$3,370
Class I	0.85	2,736	5,086
Class Y	0.90	1,368	3,170

Certain officers of the Trust are officers, directors or stockholders of the Adviser and Van Eck Securities Corporation (the “Distributor”).

19

VANECK NDR MANAGED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 4—Investments—For the period ended June 30, 2016, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated $5,932,612 and $690,277, respectively.

Note 5—Income Taxes—For Federal income tax purposes, the identified cost of investments owned at June 30, 2016 was $5,305,125 and net unrealized appreciation aggregated to $67,465 of which $75,624 related to appreciated securities and $8,159 related to depreciated securities.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s current tax year. Therefore, no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations. During the period ended June 30, 2016, the Fund did not incur any interest or penalties.

Note 6—Concentration of Risk—The Fund may concentrate its investments in exchange traded products that invest directly in, or have exposure to, equity and debt securities, as well as other asset categories such as commodities and derivative instruments. Such investments may subject the exchange traded product to greater volatility than investments in traditional securities. The Fund may indirectly own foreign securities. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers. The Fund may invest in debt securities which are rated below investment grade by rating agencies. Such securities involve more risk of default than higher rated securities and are subject to greater price variability.

At June 30, 2016, the Adviser owned approximately 82% of Class A and 100% of Class I and Y.

Note 7—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses

20

which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts and payments to the Distributor, for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares.

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):

For the Period May 11, 2016* through June 30, 2016
(unaudited)
Class A
Shares sold	60,356
Net increase	60,356
Class I
Shares sold	99,405
Net increase	99,405
Class Y
Shares sold	49,703
Net increase	49,703

*	Commencement of operations

Note 9—Bank Line of Credit—The Trust participates with VanEck VIP Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2016, the Fund had no borrowings under the Facility.

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

21

VANECK NDR MANAGED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 11—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

22

VANECK FUNDS

APPROVAL OF NEW ADVISORY AGREEMENT

June 30, 2016 (unaudited)

VANECK NDR ASSET ALLOCATION FUND

(the “New Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On March 10, 2016, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to enter into a new advisory agreement (the “New Advisory Agreement”) between the New Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the New Advisory Agreement is set forth below.

In considering the approval of the New Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at regular and special meetings of the Board and its committees, including information furnished by the Adviser for the meeting of the Board held on March 9-10, 2016 specifically for the purpose of considering the approval of the New Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A description of the New Advisory Agreement and descriptions of the services to be provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the New Fund, the structure of their compensation and the resources available to support these activities;
23

VANECK FUNDS

APPROVAL OF NEW ADVISORY AGREEMENT

June 30, 2016 (unaudited) (continued)

■	Information about the Adviser’s plans to use a customized version of a global tactical asset allocation model (the “NDR Model”) created by Ned Davis Research, Inc. (“NDR”) to guide the New Fund’s asset allocation decisions, including information about NDR’s background, the structure and history of the NDR Model, the process to be followed by VEA in managing the New Fund in accordance with the NDR Model, the manner in which the NDR Model was customized at the request of the Adviser and the reasons for such customizations, among other things;

■	A report comparing the proposed management fees and non-investment management expenses of the New Fund with those of other funds with similar investment strategies managed by other investment advisers;

■	Information concerning the Adviser’s compliance program, the resources expected to be devoted to compliance efforts undertaken by the Adviser on behalf of the New Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures to be used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy which is being finalized and will document the Adviser’s processes for the suitable escalation, remediation and communication of a cybersecurity event and other initiatives of the Adviser to mitigate cybersecurity risks;
24

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the New Fund by the Adviser’s investment personnel;

■	Descriptions of the processes that the Adviser uses to evaluate and monitor the liquidity of fixed-income instruments and information regarding the actions the Adviser has taken with respect to risk management and disclosure matters relating to changing fixed income market conditions;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the funds with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to each fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the funds);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the New Fund, including the Adviser’s activities in managing relationships with the New Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the New Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services to be provided by the Adviser; (2) the nature, quality and extent of the services to be performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the New Fund’s custodian, transfer agent, sub-accounting agent and independent auditors, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the New Fund with a view to reducing non-management expenses of the New Fund;

25

VANECK FUNDS

APPROVAL OF NEW ADVISORY AGREEMENT

June 30, 2016 (unaudited) (continued)

(3) the terms of the New Advisory Agreement and the services to be performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the New Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the New Fund; (5) the quality of the services, procedures and processes that would be used to determine the value of the New Fund’s assets and the actions that would be taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the New Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, hedge funds, separate accounts and UCITs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the New Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the New Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the New Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

Performance. The Board did not consider performance results for the New Fund because the New Fund has not yet commenced operations.

Fees and Expenses. When considering the investment advisory fees to be paid by the New Fund to the Adviser, the Board considered the reasonableness of the fees and considered the fees in comparison to other funds with similar investment strategies managed by other investment advisers. The Board concluded that the advisory fees to be charged to the New Fund are reasonable.

26

Profitability and Economies of Scale. The Board did not specifically consider the profitability of the Adviser with respect to the management of the New Fund, as the New Fund had not yet commenced operations. At least annually, the Board considers profitability information about the Adviser with respect to its services for all mutual funds within the VanEck complex of funds and, in connection therewith, the Board will consider the profitability of the New Fund following commencement of operations of the New Fund. The Board also did not specifically consider the extent to which benefits from economies of scale will be realized by the Adviser and shared with the New Fund as the assets under management grow, although such matters are expected to be considered in the future.

Conclusion. In determining the material factors to be considered in evaluating the New Advisory Agreement and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the New Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that entering into the New Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved entering into the New Advisory Agreement for an initial two-year period.

27

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	NDRSAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules
     13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)
       under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK FUNDS

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ---------------------------------------------------------
Date September 5, 2016
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date September 5, 2016
     ------------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date September 5, 2016
     ------------------